                                                     Registration No. 333-135539
                                                              File No. 811-21917

                              UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC 20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No. 2                                       [X]

         Post-Effective Amendment No. __                                     [ ]

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                  [X]

         Amendment No. 2                                                     [X]

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                    OPPENHEIMER SMA INTERNATIONAL BOND FUND
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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              (Address of Principal Executive Offices) (Zip Code)

                              (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                           Robert G. Zack, Esq.
                          OppenheimerFunds, Inc.
                Two World Financial Center, 225 Liberty Street
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                      New York, New York 10281-1008
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [ ]    immediately upon filing pursuant to paragraph (b)
       [ ]    on _______________ pursuant to paragraph (b)
       [ ]    60 days after filing pursuant to paragraph (a)(1)
       [ ]    on _______________ pursuant to paragraph (a)(1)
       [ ]    75 days after filing pursuant to paragraph (a)(2)
       [ ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

     The  Registrant  hereby amends the  Registration  statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further  amendment  which  specifically  states  that  this  Registration
Statement shall  thereafter  become effective in accordance with section 8(a) of the  Securities  Act of 1933 or until the  Registration  Statement  shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Oppenheimer SMA International Bond Fund

Prospectus dated June 28, 2007

                                   Oppenheimer SMA International  Bond Fund (the
                                   "Fund") is a mutual fund that seeks total
                                   return.  It invests  primarily in foreign
                                   government  and corporate bonds, in both
                                   developed and emerging markets.

                                        Shares of the Fund may be  purchased
                                   only by or on  behalf  of  separately managed
                                   account clients  ("wrap-fee"  accounts)  who
                                   have retained OFI Private Investments Inc. or
                                   certain of its  affiliates  (individually  or
                                   collectively referred to as "OFI PI"),  to
                                   manage their  accounts  pursuant to an
                                   investment management  agreement with OFI PI
                                   and/or a managed  account  program sponsor as
                                   part of a "wrap-fee" program.
                                        This prospectus contains important
                                   information about the Fund's objective,  its
                                   investment  policies, strategies and risks.
                                   It also  contains important  information
                                   about how to buy and sell shares of the Fund.
                                   Please read this prospectus  carefully
                                   before you invest and keep it for future
                                   reference about your account.

As with all mutual funds,  the Securities
and Exchange  Commission has not approved
or disapproved  the Fund's securities nor
has it determined that this prospectus is
accurate  or  complete.  It is a criminal
offense to  represent otherwise.

CONTENTS

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

Principal Risks of Investing in the Fund

The Fund's Performance

Fees and Expenses of the Fund

About the Fund's Investments

How the Fund is Managed

INVESTING IN THE FUND

How to Buy and Sell Shares

Dividends, Capital Gains and Taxes

Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund's objective is to seek total return.

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What Is A "Debt"  Security?  Typically,  a debt  security  is a loan by the buyer to the issuer of the debt security.  Generally, the issuer promises to pay back the principal amount of the loan and will normally pay interest, at a fixed or variable rate, on the amount of principal while it is outstanding.  Some debt securities  (such as  zero-coupon  bonds,  discussed  below) do not pay  current interest.

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WHAT  DOES THE FUND  MAINLY  INVEST  IN?  The Fund  invests  mainly in debt securities  of foreign  governments  and  corporations.  Those debt  securities, generally  referred to as "bonds," include  long-term and short-term  government and corporate bonds,  participation  interests in loans,  "structured" notes and other debt obligations. They may include "zero coupon" or "stripped" securities.
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes) in "bonds" and invests in at least three countries other than the United States. The Fund's  non-fundamental policy of  investing  at least 80% of its net assets in "bonds"  will not be changed by the Fund's  Board of  Trustees  without  first  providing  shareholders  60 days written  notice  of the  change.  The Fund does not  limit  its  investments  to securities of issuers in a particular market capitalization or maturity range or rating  category,  and can hold rated and unrated  securities  below  investment grade.  The Fund can invest without limit in securities  below  investment grade
(commonly  called  "junk  bonds") to seek total  return (both an increase in the value of the securities and current income).  Therefore, the Fund's credit risks are greater than those of funds that buy only  investment-grade  bonds. The Fund invests in debt  securities of issuers in both  developed  and emerging  markets throughout the world.  These  investments are more fully explained in "About the
Fund's Investments," below.

HOW DOES THE PORTFOLIO  MANAGER DECIDE WHICH  SECURITIES TO BUY OR SELL? In
selecting  securities for the Fund, the Fund's portfolio  manager  evaluates the overall investment  opportunities and risks in individual  national economies by analyzing the business  cycle in developed  countries and political and exchange rate factors of emerging markets. The portfolio manager currently focuses on the factors  below  (which may vary in  particular  cases and may change over time), looking for:

     o Opportunities for higher yields than are available in U.S. markets, and
     o Opportunities in government bonds in both developed and emerging markets.

FOR WHOM IS THE FUND DESIGNED? The Fund is designed primarily for investors seeking total return in their  investment  over the long term,  from a fund that invests  primarily in foreign debt  securities.  Investors  should be willing to assume the risk of short term share  price  fluctuations  that are typical for a fund focusing on investments in foreign debt securities,  particularly  emerging market debt securities. The Fund will not be managed to provide investors with a stable rate of current income; therefore,  investors seeking an assured level of income  should  not invest in the Fund.  The Fund is not a  complete  investment program.

     Shares of the Fund are designed  for,  and may be  purchased  only by or on behalf of,  separately  managed account ("SMA") clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI
PI and/or a managed  account  program  sponsor as part of a "wrap-fee"  program.
Investors cannot purchase shares directly from the Fund.

Principal Risks of Investing in the Fund

All  investments  have risks to some  degree.  The Fund's  investments  are subject to changes in their  value from a number of  factors,  described  below.
There is also the risk that poor  security  selection  by the Fund's  investment manager,  OppenheimerFunds,  Inc.  (the  "Manager"),  will  result  in the  Fund underperforming other funds with similar objectives.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk  that the  issuer  of a  security  might not make  interest  and  principal payments  on the  security  as they  become  due.  If the  issuer  fails  to pay interest,  the Fund's  income may be reduced  and, if the issuer  fails to repay principal,  the values of the debt security and the Fund's share price may fall.
A downgrade in an issuer's  credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities.

     Special Risks of Lower-Grade Securities.  The Fund can invest without limit in securities  below  investment  grade  (commonly  called "junk bonds") to seek total return. Therefore, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater price  fluctuations  and risks of loss of income and  principal  than investment-grade  debt  securities.  Securities  that are, or that have  fallen,
below   investment  grade  are  exposed  to  a  greater  risk  of  default  than investment-grade securities. There may be less of a market for these securities, making it harder to value them or sell them at an acceptable price.  These risks can  reduce  the Fund's  share  prices  and the income it may earn.  In times of credit tightening or geopolitical,  economic or financial crisis, prices of many below  investment  grade  securities  may be  negatively  affected in a similar, highly  correlated  manner,  resulting  in  significant  losses  to  the  Fund's portfolio and its share price.

RISKS  OF  FOREIGN  INVESTING.   While  foreign  securities  offer  special
investment  opportunities,  there are also  special  risks  that can  reduce the
Fund's  share  prices  and  returns.  Foreign  investing  can  result  in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure  requirements that U.S. companies are subject
to. The value of foreign  investments  may be  affected by changes in value of a
foreign  currency  against  the  U.S.  dollar,   exchange  control  regulations,
expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors.

     Currency  Risk.  The Fund can invest in securities  denominated  in foreign currencies  and in  derivative  instruments  linked to foreign  currencies.  The change in value of a foreign  currency  against the U.S. dollar will result in a change in the U.S.  dollar value of securities  denominated  in, or  derivatives linked to, that foreign currency. Currency exchange rate changes can also affect the  U.S.  dollar  value  of any  income  the  Fund  may  receive  from  foreign securities. The Fund may experience more rapid and extreme changes in value than a fund that  invests  exclusively  in  securities  of United  States  issuers or securities that trade exclusively in United States currency.

     Special Risks of Emerging and  Developing  Markets.  Securities in emerging and developing markets present risks not found in more mature markets.  Emerging markets  might have less  developed  trading  markets,  exchanges  and legal and accounting  systems,  and investments in those markets may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country.  Economies of developing  countries  may be more  dependent on relatively  few  industries  that may be highly  vulnerable  to local and global changes.  Governments  may  be  more  unstable  and  present  greater  risks  of nationalization  or  restrictions  on  foreign  ownership  of  stocks  of  local companies.  Securities  of companies in emerging  market  countries  may be more difficult to sell at an  acceptable  price and their prices may be more volatile than  securities of companies in more developed  markets.  Settlements of trades may be subject to greater  delays so that the Fund may not receive the  proceeds of a sale of a  security  on a timely  basis.  Investments  in  emerging  market countries may be speculative.

     Additionally,  if the Fund  invests a  significant  amount of its assets in foreign  securities,  it may be exposed to  "time-zone  arbitrage"  attempts  by investors  seeking  to take  advantage  of the  differences  in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities  market on which a foreign security is traded and before the close of the New York Stock  Exchange  (the  "NYSE"),  when the Fund's net asset value is calculated.  If such  time-zone  arbitrage  were  successful,  it might dilute the  interests of other  shareholders.  However,  the Fund's use of "fair value pricing" to adjust the closing market prices of foreign  securities  under certain  circumstances,  to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

INTEREST  RATE RISK.  The values of debt  securities  are subject to change
when  prevailing  interest  rates  change.   Generally,   there  is  an  inverse
relationship  between  interest  rates and the price of debt  instruments.  When interest rates fall, the values of already-issued debt securities generally rise and when  interest  rates rise,  the values of  already-issued  debt  securities generally  fall. The magnitude of these  fluctuations  will often be greater for longer-term  debt securities than for shorter-term  debt securities.  The Fund's share prices may fluctuate  when interest  rates change because of the effect of the  changes  on the value of the  Fund's  investments  in debt  securities.  In addition, when interest rates fall, the Fund's investments in new securities may be at lower yields, which could reduce the Fund's income.

     At  times,  the Fund may  invest  more of its  assets in  longer-term  debt instruments.  When the average  effective  duration of the Fund's  portfolio  is longer,  the Fund's share price will be more sensitive to interest rate changes.
The Fund may also invest in  zero-coupon  or  "stripped"  securities,  which are generally  more  sensitive  to interest  rate  changes  than other types of debt securities.

RISKS OF  NON-DIVERSIFICATION.  The  Fund is  "non-diversified"  under  the
Investment  Company Act of 1940,  as amended  (the  "Investment  Company  Act").
Accordingly,  the Fund is able to invest a greater  portion of its assets in the debt  securities  of a single  issuer,  including  the  government of any single country or a corporate issuer, than a "diversified" fund. To the extent the Fund invests a relatively  high  percentage of its assets in the debt securities of a single issuer or a limited number of issuers,  the Fund is subject to additional risk of loss if those debt securities lose market value.

RISKS OF  DERIVATIVE  INVESTMENTS.  The Fund  can use  derivatives  to seek increased  returns or to try to hedge  investment  and interest  rate risks.  In general  terms,  a derivative  investment  is one whose value  depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures  contracts,  "structured"  notes and forward  contracts  are examples of derivatives the Fund uses.

     If the issuer of the  derivative  does not pay the amount due, the Fund can lose money on the  investment.  Also,  the underlying  asset,  interest rate, or index on which the  derivative is based,  and the derivative  itself,  might not perform the way the Manager expected it to perform. If that happens,  the Fund's share prices could fall and the Fund could get less income than  expected.  Some derivatives  may be illiquid,  making it difficult to value them or sell them at an acceptable price. Using derivatives can increase the volatility of the Fund's share prices.

HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the  overall  risk  profile of the Fund,  and can affect the value of the Fund's investments, its investment performance and the prices of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no  assurance  that the Fund will  achieve  its  investment  objective.  The income from some of the
Fund's  investments  may help  cushion the Fund's  total  return from changes in prices,  but debt  securities are subject to credit and interest rate risks that can affect  their values and income and,  consequently,  the share prices of the
Fund. The Fund is non-diversified and may focus its investments in the debt of a limited number of foreign  issuers,  including  governments and corporations and will be vulnerable to the effects of economic and political  changes that affect those foreign  countries.  The values of foreign debt  securities,  particularly those of issuers in emerging  markets,  can be  volatile,  and the prices of the
Fund's shares can go up and down substantially.

     The Fund is generally  more  aggressive  and has more risks than bond funds that focus on U.S. government securities and investment-grade securities of U.S.
issuers  but it is less  aggressive  than funds that  invest  solely in emerging markets.

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An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.
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The Fund's Performance

     This Prospectus does not include performance information because, as of the date of this  Prospectus,  the Fund has not commenced  operations.  If you would like  to  review  performance  information  of  a  fund  that  is  managed  in a substantially  similar  manner as the Fund (i.e.,  that has the same  investment adviser,  portfolio manager,  investment  objectives,  policies,  strategies and risks as this  Fund),  please  see  Appendix  A.  After  the Fund has  commenced investment  operations,  you may contact your adviser or the "wrap-fee"  program sponsor, to obtain the Fund's performance information.  Please remember that the
Fund is intended to be a long-term investment,  and that performance results are historical.  Past  performance  (particularly  over a short-term  period) is not predictive of future results.

Fees and Expenses of the Fund

     The table below shows the net expenses of the Fund as 0.05%, reflecting the fact that the Manager is absorbing  almost all  expenses of operating  the Fund, and is  waiving  or  reimbursing  any  fees to the  Fund,  except  extraordinary expenses,  transfer  agent  fees  and  fees  paid  to the  Trustees  who are not
"interested  persons"  of  the  Fund  under  the  Investment  Company  Act  (the
"Independent Trustees"). The Fund is an investment option for certain separately managed account ("SMA") strategies  offered through certain "wrap-fee"  programs sponsored by investment advisers and broker-dealers that are not affiliated with the Fund, the Manager or OFI PI for which OFI PI receives  compensation pursuant to an investment management agreement.  Investors in the "wrap-fee" programs pay a  "wrap-fee"  to the sponsor of the  program.  Those fees and  expenses are not reflected in this  prospectus.  The "wrap-fee"  brochure  provided to you by the program sponsor or your advisor includes  information  about the fees charged to you by the program sponsor. You should read it carefully.

     The numbers below are based on the Fund's  estimated  expenses,  annualized for its first fiscal year ending  September 30, 2007 based on estimated  average daily net assets of $25  million.  Future  expenses  may be higher or lower than those indicated below.

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Shareholder Fees (fees paid directly from your investment)
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Maximum Sales Charge (Load) Imposed on Purchases                                                                                           None
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Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                                                                None
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Maximum Contingent Deferred Sales Charge                                                                                                   None
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Redemption Fee                                                                                                                             None
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
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Management Fees                                                                                                                           0.48%
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Distribution and/or Service (12b-1) Fees                                                                                                  None
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Other Expenses(1)                                                                                                                         0.12%
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Total Annual Operating Expenses                                                                                                           0.60%
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     Less Fee Waiver/Expense Reimbursement(2)                                                                                            (0.55%)

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Net Annual Fund Operating Expenses                                                                                                        0.05%
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     Examples. The following example is intended to help you compare the cost of investing  in the Fund with the cost of investing  in other  mutual  funds.  The example  assumes  that you  invest  $10,000  in  shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

     The example  applies whether or not you redeem your shares and assumes that your  investment  has a 5% return each year and that the operating  expenses are those shown in the table  above.  Although  your  actual  costs may be higher or lower, based on these assumptions your expenses would be:

Expense Example:

------------------------- ------------------------
         1 year                   3 years
------------------------- ------------------------
------------------------- ------------------------
           $5                       $16
------------------------- ------------------------

     1. The amount  under "Other  Expenses"  reflects  the  estimated  amount of transfer agent fees,  custodial  expenses,  accounting and legal  expenses,  and other  expenses  that  would be paid if the  Manager  had not  agreed  to pay or reimburse them.

     2. The Manager has  contractually  agreed to waive all Management  Fees and pay or  reimburse  all  expenses  of the Fund,  except  extraordinary  expenses, transfer agent fees and fees paid to the  Independent  Trustees.  This agreement has no fixed term.  Investors should be aware that even though the Fund does not pay any fees or  expenses  to the  Manager,  investors  will pay a "wrap fee" to their program's sponsor.

About the Fund's Investments

THE FUND'S PRINCIPAL  INVESTMENT  POLICIES AND RISKS. The allocation of the
Fund's  portfolio among different types of investments will vary over time based upon the  Manager's  evaluation  of  economic  and  market  trends.  The  Fund's portfolio  might not always  include all of the different  types of  investments described  below.  At times the Fund may focus more on investing for growth with less emphasis on income, while at other times it may have both growth and income investments  to seek total  return.  The  Statement  of  Additional  Information contains  more detailed  information  about the Fund's  investment  policies and risks.

     The  Manager  seeks to reduce  risks by  carefully  researching  securities before they are purchased,  and in some cases by using hedging  techniques.  The
Fund is  non-diversified  and may at times  focus  its  investments  in the debt securities  of a limited  number of issuers.  The Fund will not invest more than
25% of its total assets in any one industry or group of related industries or in the  securities  of any  one  foreign  government  or in  the  debt  and  equity securities of companies in any one foreign country.

     The debt  securities  the Fund buys may be rated by  nationally  recognized rating  organizations or they may be unrated  securities  assigned an equivalent rating by the Manager.  The Fund's  investments may be above or below investment grade  in  credit  quality,  and the  Fund  can  invest  without  limit in below investment-grade  debt  securities,  commonly  called "junk bonds." The Fund can invest in securities which are in default at the time the Fund buys them.

     Foreign  Debt  Securities.  The Fund can buy a variety  of debt  securities issued  by  foreign  governments  and  companies,  as well  as  "supra-national"
entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The
Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies and can include "Brady Bonds." Those are U.S.-dollar denominated debt securities  collateralized  by zero-coupon U.S.  Treasury  securities.  They are typically  issued by emerging markets  countries and are considered  speculative securities with higher risks of default.

     The markets for debt  securities  of foreign  countries  may be  relatively small.  Additionally,  issuers of foreign debt  securities may not be subject to the same degree of regulation as U.S. issuers. Reporting,  accounting,  auditing and disclosure standards of foreign countries may differ significantly from U.S.
standards. Also, foreign taxes, currency regulations, or political changes could adversely affect the Fund's  investments in a foreign  country.  In the event of nationalization,  expropriation or other  confiscation in a particular  country, the Fund could lose its entire investment in foreign securities  associated with that country.  Adverse  conditions in a particular  country can adversely affect the debt securities of issuers in other countries in the region, including those whose  economies  appear to be  unrelated.  If the Fund  invests  a  significant portion of its assets in a particular  geographic region, it will generally have
more  exposure  to  the  regional   economic  risks   associated   with  foreign
investments.

     Participation  Interests in Loans. These securities  represent an undivided fractional  interest  in a loan  obligation  of a borrower.  They are  typically purchased  from banks or dealers  that have made the loan or are  members of the loan syndicate. The loans may be to foreign or U.S. companies.  They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay  principal,  the Fund can lose money on its investment.  The Fund does not invest  more than 5% of its net  assets in  participation  interests  of any one borrower.

     Derivative Investments.  The Fund can invest in a number of different kinds of "derivative"  investments,  including  "structured" notes,  options,  forward contracts and futures  contracts.  In addition to using derivatives for hedging, the Fund may use derivative  investments for speculative  purposes  because they offer the potential for increased income and principal value.  Although the Fund currently anticipates that it will generally use derivatives under normal market conditions,  it may not use  derivatives at certain times,  or may only use them from time to time.

     "Structured"   Notes.  The  Fund  buys   "structured"   notes,   which  are
specially-designed  derivative  debt  investments  whose  principal  payments or interest payments are linked to the value of an underlying asset, such as a debt security,  currency, or commodity,  or non-asset reference,  such as an interest rate or index.  The terms of the instrument may be "structured" by the purchaser
(the Fund) and the borrower issuing the note.

     The values of these  notes will fall or rise in  response to the changes in the values of the underlying asset or reference. The value of these notes may be affected  by events  pertaining  to the  borrower  which may be  referred  to as
"counter-party" risks.

     The values of these notes are also subject to both credit and interest rate risks and  therefore  the Fund  could  receive  more or less than it  originally invested when a note matures,  or it might receive less interest than the stated
coupon  payment  if the  underlying  investment  or index  does not  perform  as anticipated.  The prices of these notes may be very volatile and they may have a limited trading  market,  making it difficult for the Fund to value them or sell them at an acceptable price.

     Hedging.  The Fund can hedge using various strategies,  including by buying and selling futures contracts,  put and call options, and forward contracts. The
Fund is not required to hedge to seek its objective. The Statement of Additional
Information  contains  more detailed  information  about these  instruments  and limits on their use by the Fund.

     The Fund  could  hedge for a number of  purposes.  It might do so to try to manage  its  exposure  to the  possibility  that  the  prices  of its  portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

     Options  trading  involves  the  payment of  premiums  and has  special tax effects  on the  Fund.  There  are  also  special  risks in  particular  hedging strategies.  In writing a put,  there is a risk that the Fund may be required to buy the underlying  security at a  disadvantageous  price. If the Manager used a hedging strategy at the wrong time or judged market conditions incorrectly,  the strategy could reduce the Fund's return.  The Fund could also experience  losses if the prices of its futures and options  positions are not correlated  with its other investments or if it could not close out a position because of an illiquid market.

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective is not a fundamental  policy.  Other investment  restrictions that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental  unless this prospectus or the Statement of
Additional Information says that it is.

OTHER INVESTMENT  STRATEGIES.  To seek its objective,  the Fund can use the investment  techniques and strategies  described below. The Fund might use some, all or none of them. These techniques have risks,  although some are designed to help reduce overall  investment or market risks.  There can be no assurance that the Manager will be successful in using these techniques and strategies.

     Other Debt Securities.  Under normal market conditions, the Fund can invest
(up to 35% of its total assets) in debt securities issued by U.S. companies, the
U.S. government or U.S.  government agencies to seek the Fund's goals.  However, these are not expected to be a significant  part of the Fund's normal  long-term investment  strategy.  The Fund's investments in U.S. government  securities can include U.S. Treasury securities and securities issued or guaranteed by agencies or  instrumentalities of the U.S.  government,  such as collateralized  mortgage obligations  (CMOs)  and  other  mortgage-related  securities.  Mortgage-related securities are subject to additional risks of  unanticipated  prepayments of the underlying mortgages,  which can affect the income stream to the Fund from those securities as well as their values.

     The Fund can also buy U.S.  commercial  paper,  which  includes  short-term corporate  debt and  asset-backed  securities,  which are  interests in pools of consumer loans and other trade receivables.  Prepayments on the underlying loans may reduce the Fund's income on the securities and reduce their values,  as with
CMOs.

     Zero-Coupon and "Stripped" Securities. Some of the government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest and are issued at a substantial  discount from their face value.  "Stripped"  securities are the separate income or principal components of a debt security. Some CMOs or other mortgage related securities may be stripped,  with each component having a different proportion of principal or interest payments.  One class might receive all the interest and the other all the principal  payments.  The values of these stripped  mortgage  related  securities  are very  sensitive to  prepayments  of underlying mortgages.

     Zero-coupon and stripped securities are subject to greater  fluctuations in price from interest rate changes than interest-bearing  securities. The Fund may have to pay out the imputed income on zero coupon  securities  without receiving the actual cash currently.  Interest-only  securities are particularly sensitive to changes in interest rates.

     Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price.  A restricted  security is one that  has a  contractual  restriction  on its  resale  or which  cannot  be sold publicly until it is registered  under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted  securities
(the Board can increase that limit to 15%). Certain  restricted  securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit.  The Manager  monitors  holdings  of  illiquid  securities  on an ongoing  basis to determine  whether to sell any  holdings to maintain  adequate liquidity.

     "When-Issued" and  "Delayed-Delivery"  Transactions.  The Fund can purchase securities  on a  "when-issued"  basis and can purchase or sell  securities on a
"delayed-delivery"  basis.  Between the purchase and  settlement,  no payment is made for the security and no interest  accrues to the buyer from the investment.
There is a risk of loss to the Fund if the  value  of the  when-issued  security declines  prior to the  settlement  date.  No  income  accrues  to the Fund on a when-issued  security  until the Fund receives the security on settlement of the trade.

     Loans of  Portfolio  Securities.  The Fund has  entered  into a  Securities
Lending Agreement with JPMorgan Chase. Under that agreement portfolio securities of the Fund may be loaned to brokers,  dealers and other financial institutions.
The  Securities  Lending  Agreement  provides  that  loans  must  be  adequately collateralized  and may be made only in  conformity  with the Fund's  Securities
Lending  Guidelines,  adopted by the Fund's Board of Trustees.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.

     Investments in  Oppenheimer  Institutional  Money Market Fund.  Although it
does not currently  anticipate  doing so to a significant  extent,  the Fund can invest its free cash  balances  in Class E shares of  Oppenheimer  Institutional
Money Market Fund,  to provide  liquidity or for  defensive  purposes.  The Fund could  invest  in  Oppenheimer  Institutional  Money  Market  Fund  rather  than purchasing individual  short-term  investments if the portfolio manager believes that  fund  will  have a higher  yield  than the Fund  could  obtain on its own.
Oppenheimer  Institutional Money Market Fund is a registered open-end management investment  company,  regulated  as a money  market  fund  under the  Investment
Company  Act and is part of the  Oppenheimer  Family of Funds.  It  invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued  by  the  U.S.  Government,  domestic  and  foreign  corporations,  other financial institutions, and other entities that may have a higher rate of return than the investments  that would be available to the Fund directly.  At the time of an  investment,  the Fund cannot  predict  what the yield of the  Oppenheimer
Institutional  Money  Market  Fund will be and the return on such an  investment may, in some cases,  be lower than the return that would have been  derived from other types of investments that could provide liquidity.  As a shareholder,  the
Fund will be subject to its  proportional  share of the expenses of  Oppenheimer
Institutional Money Market Fund's Class E shares, including its advisory fee.

     Non-Diversification.  The Fund is  classified as a  "non-diversified"  fund under the  Investment  Company  Act.  Accordingly,  the Fund is able to invest a greater  portion of its assets in the debt  securities of a single issuer than a
"diversified"  fund could,  which  provides the Fund with  greater  flexibility.
However,  the Fund intends to diversify its  investments so that it will qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to so qualify).

     Temporary  Defensive  and  Interim  Investments.  In times of  unstable  or adverse market, economic or political conditions, the Fund can invest up to 100%
of its assets in temporary defensive  investments that are inconsistent with the
Fund's principal investment  strategies.  Generally,  these investments would be cash equivalents  (such as commercial paper in the top two rating  categories of national  rating  organizations),  money  market  instruments,  short-term  debt securities,  U.S. government  securities,  or repurchase agreements but can also include other  investment-grade debt securities.  The Fund might also hold these types of securities as interim  investments  pending the  investment of proceeds from the sale of Fund  shares or  portfolio  securities  or to meet  anticipated redemptions of Fund shares.  To the extent the Fund invests in these securities, it might not achieve its investment objective.

     Portfolio Turnover. Although the Fund seeks long-term capital appreciation, it may  engage in active  and  frequent  trading  while  trying to  achieve  its objective  and as a result,  have a portfolio  turnover  rate in excess of 100%.
Increased  portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce  performance).  Additionally,  securities  trading  can cause the Fund to realize gains that are generally  distributed to shareholders, increasing their taxable distributions.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund Is Managed

THE MANAGER.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $245 billion in assets as of March 31, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     Advisory  Fees.  The Manager has  contractually  agreed to waive the entire amount of its advisory fee, which is 0.35%,  and the Fund does not pay any other fee for the Manager's  services.  A portion of the "wrap-fee" that investors pay to the  "wrap-fee"  program  sponsor may be attributed to the  management of the
Fund.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory  contracts with the Manager will be available in the
Fund's Annual Report to shareholders  for the fiscal period ending September 30,
2007.

     Portfolio Manager.  The Fund's portfolio is managed by Arthur P. Steinmetz.
Mr.  Steinmetz  has been the person  primarily  responsible  for the  day-to-day management of the Fund's  portfolio since  inception.  Mr.  Steinmetz has been a
Vice  President  of the Fund since June 2006 and a Senior Vice  President of the
Manager since March 1993 and of HarbourView  Asset Management  Corporation since
March  2000.  He is an  officer  of  other  portfolios  in the  OppenheimerFunds complex.

     The Statement of Additional  Information  provides  additional  information about the portfolio  manager's  compensation,  other accounts he manages and his ownership of Fund shares.

INVESTING IN THE FUND

How to Buy and Sell Shares

     How Are Shares Purchased? Shares of the Fund may be purchased only by or on behalf of separately  managed account clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed  account  program  sponsor as part of a  "wrap-fee"  program.  In most cases,  purchase  orders  are made  based on  instructions  from OFI PI,  in its capacity as  investment  adviser or  sub-adviser  to your wrap  account,  to the broker-dealer  who executes  trades for your account.  OFI PI is an affiliate of the Fund and the  Manager.  Individual  investors  cannot buy shares of the Fund directly.

     Purchase  orders are processed at the net asset value (NAV) next calculated after the broker-dealer  receives the order on behalf of the client account. The broker-dealer  must  receive  the  order by the time the NYSE  closes,  which is normally  4:00 p.m.  Eastern  time.  If your order is received on a day when the
NYSE is closed or after it has closed,  the order will receive the next offering price that is determined.

     The   Fund's   distributor,   OppenheimerFunds   Distributor,   Inc.   (the
"Distributor"),  may appoint  servicing agents to accept purchase and redemption orders. The Distributor,  in its sole discretion,  may reject any purchase order for the Fund's shares.

     Dealers   that  perform   account   transactions   for  their   clients  by
participating in NETWORKING through National Securities Clearing Corporation are
responsible   for  obtaining   their   clients'   permission  to  perform  those
transactions,  and are responsible to their clients who are  shareholders of the
Fund if the dealer performs any transaction erroneously or improperly.

     For  more  information  about  your  investment  in a  "wrap-fee"  program, including any minimum  initial and additional  investments,  please refer to the
"wrap-fee" brochure provided to you by the program sponsor or your adviser.

--------------------------------------------------------------------------------
Information about your investment in the Fund through the applicable  separately managed account "wrap-fee" program can be obtained from your advisor or the wrap program  sponsor.  Information  about the Fund may also be obtained from OFI PI.
Instructions  for  buying or selling  your wrap  account  investment,  including shares of the Fund, should be given to your financial  advisor,  not directly to the Fund or its Transfer Agent.

--------------------------------------------------------------------------------

     How Are Shares Redeemed? In most cases, redemption orders are made based on instructions  from OFI PI, in its capacity as investment  adviser or sub-adviser to your wrap account, to the broker-dealer who executes trades for your account.
Redemption  orders  are  processed  at the NAV next  calculated  after  they are received  in proper  form and  accepted by the  Transfer  Agent.  To receive the redemption  price  calculated on a particular,  regular business day, your order must be received by the Transfer Agent by the close of business of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days.

     Redemption  proceeds will ordinarily  remain in a shareholder's  "wrap-fee"
account and may be  reinvested at the  discretion  of OFI PI or on  instructions from your wrap fee  adviser.  The Fund  normally  sends  payment to the wrap fee account the day after the Fund  receives the order (and no later than seven days after the Fund's receipt of the order). Under unusual  circumstances  determined by the Securities and Exchange Commission (the "SEC"), payment may be delayed or suspended.

     The Fund intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible  investor as described above or as otherwise  described in the Statement of Additional Information. Each investor, by purchasing shares, agrees to any such redemption.

     The redemption price for shares will vary from day to day because the value of the securities in the Fund's  portfolio  fluctuates.  The redemption value of your  shares may be more or less than the amount  that you  originally  paid for them.

     Shares may be "redeemed  in kind" under  unusual  circumstances,  such as a lack of cash in the Fund's  portfolio to meet  redemptions.  This means that the redemption  proceeds  will be paid to you in liquid  securities  from the Fund's portfolio.  If the Fund  redeems your shares in kind,  you may bear  transaction costs and will bear market  risks until such time as you convert the  securities into cash.

AT WHAT PRICE ARE SHARES SOLD? When you buy shares of the Fund, you pay the
NAV. This is the "offering  price" of the shares.  There are no initial or asset based sales  charges.  The offering  price that  applies to a purchase  order is based  on the next  calculation  of the NAV per  share  that is made  after  the purchase  order  is  received,  either  by the  Distributor  at its  offices  in
Colorado, or by any agent appointed by the Distributor to receive orders.

     Net Asset Value.  The Fund  calculates its NAV per share as of the close of the  NYSE  on each  day  the  NYSE is  open  for  trading  (referred  to in this prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,
Eastern time, but may close earlier on some days.

     The NAV per share on a regular  business day is  determined by dividing the value of the Fund's net assets by the number of shares  outstanding on that day.
To determine the NAV,  Fund assets are valued  primarily on the basis of current market quotations.  If market quotations are not readily available or if, in the
Manager's judgment,  they do not accurately reflect the fair value of a security or a security's value has been materially affected by events occurring after the close of the market in which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects its fair value.  Because some foreign  securities trade in markets that operate on weekends and U.S. holidays,  the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations by the Valuation Committee are subject to review,  approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market  prices are readily  available  and  reliable,  the Manager  monitors the information  it receives in the  ordinary  course of its  investment  management responsibilities  for  significant  events  that it  believes in good faith will affect the market prices of the securities  held by the Fund.  Those may include events  affecting  specific  issuers  (for  example,  a halt in  trading  of the securities  of an  issuer  on an  exchange  during  the  trading  day) or events affecting a  particular  securities  market or markets (for  example,  a foreign securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the Manager and the Board,  acting through the  Valuation  Committee,  believe to be more  accurate  values for the
Fund's  portfolio  securities,  although it may not always be able to accurately determine such values.  There can be no assurance that the Fund could obtain the fair  value  assigned  to a  security  if  it  were  to  sell  the  security  at approximately  the same time at which the Fund  determines its NAV per share. In addition,  the discussion of "time-zone  arbitrage"  describes  effects that the
Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     Market Timing Policy.  In general,  the practice of "market  timing," which includes  short-term  or  excessive  trading of fund  shares  and other  abusive trading practices, may have a detrimental effect on a fund and its shareholders.
Depending  upon  various  factors  such as a fund's  size and the  amount of its assets maintained in cash, market timing by a fund's  shareholders may interfere with the efficient management of a fund's portfolio,  increase transaction costs and taxes, and harm the performance of a fund and its shareholders' investments.

     The Fund does not offer an exchange policy, and therefore is not subject to excessive  exchange activity or the limitations on exchanges that apply to other funds and because all purchase and redemption  orders for the Fund are initiated by the advisers to the "wrap-fee" accounts,  wrap account investors are not able to submit purchase and redemption orders or directly trade in Fund shares.  Fund shares  may be  purchased  or  redeemed  on a  frequent  basis  for  rebalancing purposes,  however,  or in order to invest new monies  (including  dividends  or distributions  received  in a wrap  account)  or to  accommodate  reductions  in account size. The Distributor  monitors the Fund's trading  activity and has the
ability  to  reject  any  purchase  order  that  the  Distributor   believes  is
inconsistent with "wrap-fee"  program  investment  allocation  strategies or any purchase order that would adversely affect the Fund or its shareholders.

     Other  Payments to  Financial  Intermediaries  and Service  Providers.  The
Manager  or its  affiliates,  in  their  discretion,  may pay  dealers  or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's or its affiliates' own resources. These cash payments, which may be substantial, are paid to many firms  having  business  relationships  with the Manager or its affiliates.  These  payments  by the  Manager or its  affiliates  from their own resources  are not  reflected  in the  tables in the  section  called  "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the Fund.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that dealer,  the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that dealer and its  clients,  negotiated  lump sum  payments  for  distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial  intermediary  or its representatives  to recommend  or offer shares of the Fund or other  Oppenheimer funds  to its  customers.  These  payments  also  may  give an  intermediary  an incentive to cooperate with the wrap-fee program sponsor's  marketing efforts. A revenue sharing payment may, for example,  qualify the Fund for preferred status with the intermediary  receiving the payment or provide  representatives  of the wrap-fee program sponsor with access to  representatives  of the  intermediary's sales force,  in some cases on a preferential  basis over funds of  competitors.
The Manager does not consider a financial  intermediary's  sale of shares of the
Fund or other  Oppenheimer  funds  when  selecting  brokers or dealers to effect portfolio transactions for the funds.

     Portfolio  Holdings.  The Fund's  portfolio  holdings  will be  included in semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which are  filed  with the SEC no later  than 60 days after the close of its first and third fiscal  quarters.  These required filings are publicly  available at the SEC.  Therefore,  portfolio  holdings of the Fund will be made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure of its portfolio holdings is available in the Statement of Additional
Information.

     Patriot Act Anti-Money  Laundering  Requirements.  The USA Patriot Act (the
"Patriot  Act"),  requires all financial  institutions  to obtain,  verify,  and record  information that identifies each person or entity that opens an account.
The Patriot Act is intended to prevent the use of the U.S.  financial  system in furtherance of money laundering, terrorism or other illicit activities. The Fund intends to rely on the "wrap-fee"  program  sponsor and your adviser to make the determinations  required  by the  Patriot  Act.  The Fund  reserves  the  right, however, to request identifying  information,  including your name, your date of birth (for a natural person), your residential street address or principal place of business,  your Social Security Number or Employer  Identification Number, or
other government issued  identification.  Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
Agent may use the  information to verify the identity of investors or the status of financial  advisors and may reject  purchase  orders or redeem any amounts in the Fund if they are unable to do so. The Fund may also place  limits on account transactions  while it is in the process of attempting to verify your  identity.
It is the Fund's policy to cooperate  fully with  appropriate  regulators in any investigations  conducted with respect to potential money laundering,  terrorism or other illicit activities.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends from net investment income each regular business day and pay those dividends monthly.  Daily dividends will not be  declared  or paid on newly  purchased  shares  until  Federal  Funds are available to the Fund from the purchase payment for the shares.  The Fund has no fixed  dividend  rate and cannot  guarantee  that it will pay any  dividends  or distributions.  Dividends (and any capital gains  distributions) will be paid to your  "wrap-fee"  account.  Dividends  will remain  invested in a  shareholder's
"wrap-fee"  account  and may be  reinvested  in  shares  of the  Fund  or  other securities at the discretion of OFI PI or on  instructions  from your "wrap fee"
adviser.

CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains annually.  The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

TAXES.  If your shares are not held in a tax-deferred  retirement  account, you should be aware of the following tax  implications of investing in the Fund.
Distributions  are subject to federal  income tax and may be subject to state or local taxes.  Dividends  paid from  short-term  capital gains and net investment income are generally  taxable as ordinary  income.  Long-term  capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares.

     Although  dividends are generally  taxable as ordinary  income,  individual shareholders who satisfy certain holding period and other requirements are taxed on such  dividends  at  long-term  capital  gain  rates to the  extent  that the dividends are attributable to "qualified  dividend income" received by the Fund.
"Qualified  dividend income" generally  consists of dividends received from U.S.
corporations  (other than dividends  received from tax-exempt  organizations and certain  dividends  from real  estate  investment  trusts  and  other  regulated investment companies) and from certain foreign corporations.

     If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year,  the Fund may elect under the Internal  Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

     Every  year the Fund  will  send you and the  Internal  Revenue  Service  a statement  showing the amount of any taxable  distribution  you  received in the previous year. Any long-term capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.

     The Fund intends to qualify each year as a "regulated  investment  company"
under the Internal  Revenue  Code,  but  reserves the right not to qualify.  The
Fund, as a regulated  investment company,  will not be subject to federal income taxes  on any  of  its  income,  provided  that  it  satisfies  certain  income, diversification and distribution requirements.

     "Backup  withholding"  of federal income tax may be applied against taxable dividends,  distributions  and  redemption  proceeds if you fail to furnish your correct,  certified Social Security or Employer Identification Number, or if you
under-report your income to the Internal Revenue Service.

     Avoid "Buying a Distribution."  If shares are purchased for your account on or just before the ex-dividend  date, or just before the Fund declares a capital gains distribution,  you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

     Remember,  There May be Taxes on  Transactions.  Because  the Fund's  share price fluctuates,  you may have a capital gain or loss when your shares are sold or redeemed. A capital gain or loss is the difference between the price you paid for the shares and the price you received  when you sold or redeemed  them.  Any capital gain is subject to capital gains tax.

     Returns of Capital Can Occur. In certain cases,  distributions  made by the
Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

Financial  information for the Fund is not provided because, as of the date of this prospectus, the Fund had not commenced operations.

INFORMATION AND SERVICES

More Information on Oppenheimer SMA  International  Bond Fund The following additional information about the Fund is available without charge upon request:

STATEMENT OF  ADDITIONAL  INFORMATION.  This document  includes  additional information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this  prospectus,  which means it is legally part of this prospectus.

ANNUAL AND SEMI-ANNUAL  REPORTS.  The Fund has not yet commenced operation.
Information  about the Fund's  investments and performance  will be available in the Fund's Annual and  Semi-Annual  Reports to  shareholders.  The Annual Report will include a discussion of market  conditions and investment  strategies  that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice explaining the Fund's privacy policy and other information  about the Fund or your  account  from  your  financial  adviser  or
"wrap-fee" program sponsor or:

--------------------------------------------------------- ---------------------------------------------------------------------------------------------

By Telephone:                                             Call OFI Private Investments  toll-free:
                                                          1.800.453.9989

--------------------------------------------------------- ---------------------------------------------------------------------------------------------
--------------------------------------------------------- ---------------------------------------------------------------------------------------------

By Mail:                                                  Write to:
                                                          OFI Private Investments
                                                          Attn: Separate Accounts
                                                          P.O. Box 5270
                                                          Denver, Colorado 80217-5270

--------------------------------------------------------- ---------------------------------------------------------------------------------------------
--------------------------------------------------------- ---------------------------------------------------------------------------------------------

On the Internet:                                          You can request these documents by e-mail or through the OFI Private Investments website.
                                                          You may also read or download certain documents on the OFI Private Investments website at
                                                          www.ofiprivateinvestments.com

--------------------------------------------------------- ---------------------------------------------------------------------------------------------

     Information   about  the  Fund   including   the  Statement  of  Additional
Information   can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference  Room in  Washington,  D.C.  Information  on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange  Commission at 1.202.551.8090.  Reports and other information about the Fund will be available on the EDGAR  database on the Securities and Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment  of a  duplicating  fee by  electronic  request  at the  Securities  and
Exchange  Commission's e-mail address:  publicinfo@sec.gov  or by writing to the
Securities and Exchange Commission's Public Reference Section,  Washington, D.C.
20549-0102.

     No one has been authorized to provide any information  about the Fund or to make any  representations  about the Fund other than what is  contained  in this prospectus.  This  prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-21917  The Fund's shares are distributed by:

PR0842.001.0607                        [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                                APPENDIX A
                 ---------------------------------------------

     Annual  Total  Returns  The bar chart and table shown below do not show the performance of the Fund. Because the Fund is being offered to the public for the first time as of the date of this  prospectus,  the Fund does not have any prior operating history or performance.

     The performance information shown is that of the Oppenheimer  International
Bond  Fund   ("International   Bond  Fund")  and  not  that  of  the  Fund.  The
International  Bond Fund is managed by the same investment adviser and portfolio manager that manage the Fund, with substantially similar investment  objectives, policies, strategies and risks as the Fund. The performance of the International
Bond Fund may assist  investors in evaluating the Fund by providing  information regarding  the  performance  of a fund that is  managed  by the same  investment adviser and portfolio manager as the Fund, with substantially similar investment objectives,  policies,  strategies  and risks as the  Fund.  The Fund was not in existence at the time of the International Bond Fund's performance listed in the chart and table below.

     The International  Bond Fund's past performance should not be considered as a substitute  for the  performance  of the Fund and is not an  indication of the future  performance  of the Fund.  You should not assume that the Fund will have the  same  performance  as  the  International  Bond  Fund.  The  Fund's  future performance  may be greater or less than the  performance  of the  International
Bond Fund due to, among other things, differences in the expenses, fees and cash flows  of the  Fund  and the  sales  charges  applicable  to the  shares  of the
International Bond Fund.

     The bar chart and table below show one measure of the risks of investing in the  International  Bond Fund, by showing changes in  International  Bond Fund's performance (for its Class A shares) from year to year for the last ten calendar years and by showing how the average annual total returns of International  Bond
Fund's shares,  both before and after taxes,  compared to those of a broad-based market  index.  The  after-tax  returns  for the other  classes of shares of the
International Bond Fund will vary.

     The  after-tax  returns are shown for  International  Bond  Fund's  Class A shares only and are calculated using the historical  highest  individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax  returns are calculated based on  certain  assumptions  mandated  by  regulation  and  the  investor's  actual after-tax  returns  may differ from those  shown,  depending  on the  investor's individual tax situation. The after-tax returns set forth below are not relevant to investors  who hold fund shares  through  tax-deferred  arrangements  such as
401(k)  plans or IRAs or to  institutional  investors  not  subject to tax.  The
International Bond Fund's past investment  performance,  before and after taxes, is not necessarily an indication of how the International  Bond Fund or the Fund will perform in the future.

     Graphic  material  included in the  prospectus of  International  Bond Fund under the heading: "Annual Total Returns (Class A) (as of 12/31 each year)":

     A bar chart of the  International  Bond Fund,  depicting  the annual  total returns of a hypothetical investment in Class A shares of the International Bond
Fund for each of the ten most recent  calendar  years,  without  deducting sales charges or taxes, will be included in the Fund's prospectus.  Set forth below is the relevant data point that will appear on the bar chart:

                                                                          Calendar Year Ended

                                                          ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------

                            12/31/97                                          2.46%

        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------

                            12/31/98                                         -4.36%

        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------

                            12/31/99                                         11.00%

        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------

                            12/31/00                                         6.85%

        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------

                            12/31/01                                         2.15%

        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------

                            12/31/02                                         20.81%

        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------

                            12/31/03                                         25.89%

        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------

                            12/31/04                                         15.56%

        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------

                            12/31/05                                         3.29%

        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------

                            12/31/06                                         8.65%

        ------------------------------------------------- ---------------------------------------------

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

     For the period  from 1/1/07  through  3/31/07  the  cumulative  return (not annualized) before taxes for Class A shares of the Fund was 2.65%.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized)  before  taxes for a calendar  quarter was 11.56%  (4Qtr04)  and the lowest return (not  annualized)  before taxes for a calendar  quarter was -9.80%
(3Qtr98).

------------------------------------------------------------ ------------------------------ ------------------------------------- -----------------------------------

Average Annual Total Returns                                            1 Year                            5 Years                              10 Years
for the periods ended December 31, 2006                                                         (or life of class, if less)          (or life of class, if less)

------------------------------------------------------------ ------------------------------ ------------------------------------- -----------------------------------
------------------------------------------------------------ ------------------------------ ------------------------------------- -----------------------------------

Class A Shares (inception 6/15/95)
  Return Before Taxes                                                    3.49%                             13.44%                               8.35%
  Return After Taxes on Distributions                                    2.14%                             11.16%                               6.37%
  Return  After  Taxes  on  Distributions  and Sale of Fund
  Shares                                                                 2.28%                             10.29%                               6.12%

------------------------------------------------------------ ------------------------------ ------------------------------------- -----------------------------------

Class B Shares (inception 6/15/95)                                       2.74%                             13.41%                               8.41%

------------------------------------------------------------ ------------------------------ ------------------------------------- -----------------------------------
------------------------------------------------------------ ------------------------------ ------------------------------------- -----------------------------------

Class C Shares (inception 6/15/95)                                       6.87%                             13.72%                               8.06%

------------------------------------------------------------ ------------------------------ ------------------------------------- -----------------------------------
------------------------------------------------------------ ------------------------------ ------------------------------------- -----------------------------------

Class N Shares (inception 3/1/01)                                        7.21%                             14.12%                               12.26%

------------------------------------------------------------ ------------------------------ ------------------------------------- -----------------------------------
------------------------------------------------------------ ------------------------------ ------------------------------------- -----------------------------------

Class Y Shares (inception 9/27/04)                                       9.09%                             11.33%                                N/A

------------------------------------------------------------ ------------------------------ ------------------------------------- -----------------------------------
------------------------------------------------------------ ------------------------------ ------------------------------------- -----------------------------------

Citigroup Non-U.S. Dollar World Government Bond Index                    6.94%                             9.50%                                4.70%
(reflects no deduction for fees, expenses or taxes)                                                       3.24%(1)                             7.60%(2)

------------------------------------------------------------ ------------------------------ ------------------------------------- -----------------------------------

  1. From 9/30/04
  2. From 2/28/01

     The Fund's average annual total returns include  applicable  sales charges:
for Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent  deferred  sales charge of 5% (1-year) and 2% (5-years),  for Class C and Class N, the 1%  contingent  deferred  sales  charge for the 1-year  period.
There is no sales charge for Class Y shares.  Because Class B shares  convert to
Class A shares 72 months after  purchase,  Class B  "life-of-class"  performance does  not  include  any  contingent  deferred  sales  charge  and  uses  Class A performance for the period after conversion. The returns measure the performance of a  hypothetical  account and assume  that all  dividends  and  capital  gains distributions  have been reinvested in additional shares. The performance of the
Fund's  Class A shares  is  compared  to the  Citigroup  Non-U.S.  Dollar  World
Government  Bond  Index,  a  market-capitalization-weighted  index  that  tracks performance  of 13  government  bond markets in developed  countries.  The index performance  includes  reinvestment  of income but does not reflect  transaction costs,  fees,  expenses or taxes. The Fund's  investments vary from those in the index.

     As stated above,  the performance of the  International  Bond Fund is not a substitute for the  performance of the Fund and  shareholders of the Fund should not  consider  the  past  performance  of  the  International  Bond  Fund  as an indication of the future  performance of the Fund.  Please read this  prospectus carefully before investing in the Fund.

Oppenheimer SMA International Bond Fund

6803 S. Tucson Way, Centennial, CO 80112

1.800.453.9989

Statement of Additional Information dated June 28, 2007

     This Statement of Additional Information is not a prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  June 28,  2007.  It  should  be read  together  with the
Prospectus. You can obtain the Prospectus by writing to OFI Private Investments,
Attn:  Separate Accounts,  P.O. Box 5270,  Denver,  Colorado  80217-5270,  or by
calling OFI Private  Investments at the toll-free  number  1.800.453.9989  or by
downloading   it  from  the  OFI  Private   Investments   Internet   website  at
www.ofiprivateinvestments.com

Contents                                                                    Page

ABOUT THE FUND..................................................................
Additional Information About the Fund's Investment Policies and Risks...........
      The Fund's Investment Policies............................................
      Other Investment Techniques and Strategies................................
      Other Investment Restrictions.............................................
      Non-Diversification of the Fund's Investments.............................
      Disclosure of Portfolio Holdings..........................................

How the Fund is Managed.........................................................
      Organization and History..................................................
      Classes of Shares............................................... .........
      Meetings of Shareholders..................................................
      Shareholder and Trustee Liability.........................................
      Board of Trustees and Oversight Committees................................
      Trustees and Officers of the Fund.........................................
      Biographical Information..................................................
      Remuneration of the Officers and Trustees.................................
      Compensation Deferral Plan................................................
      Major Shareholders........................................................
      The Manager...............................................................
      Code of Ethics............................................................
      Portfolio Proxy Voting....................................................
      The Investment Advisory Agreement.........................................
      Portfolio Manager.........................................................
      Other Accounts Managed by the Portfolio Manager...........................
      Compensation of the Portfolio Manager.....................................
      Ownership of Fund Shares..................................................
Brokerage Policies of the Fund..................................................
      Brokerage Provisions of the Investment Advisory Agreement.................
      Brokerage Practices Followed by the Manager...............................
Payments to Fund Intermediaries.................................................
About Your Account..............................................................

      How to Buy Shares.........................................................
      Determination of Net Asset Value Per Share................................
      Securities Valuation......................................................
      Cancellation of Purchase Orders...........................................
      How to Sell Shares........................................................
      Sending Redemption Proceeds by Federal Funds Wire.........................
      Payments "In Kind"........................................................
      Involuntary Redemptions...................................................
Dividends, Capital Gains and Taxes..............................................
      Dividends and Distributions...............................................
      Tax Status of the Fund's Dividends, Distributions and Redemptions of
      Shares....................................................................
      Qualification as a Regulated Investment Company...........................
      Excise Tax on Regulated Investment Companies..............................
      Taxation of Fund Distributions............................................
      Tax Effects of Redemptions of Shares......................................
      Foreign Shareholders......................................................

Additional Information About the Fund...........................................
      The Distributor...........................................................
      The Custodian.............................................................
      The Transfer Agent........................................................
      Independent Registered Public Accounting Firm.............................
      Legal Counsel.............................................................

Appendix A: Rating Definitions...............................................A-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional
Information ("SAI") contains  supplemental  information about those policies and
risks  and  the  types  of  securities  that  the  Fund's  investment   manager,
OppenheimerFunds,  Inc.  (the  "Manager"),  can select for the Fund.  Additional information is also provided  about the strategies  that the Fund may use to try to achieve its objective.

     The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and  strategies  that the Manager may use in selecting  portfolio securities  will  vary over  time.  The Fund is not  required  to use all of the investment techniques and strategies described below at all times in seeking its objective.  It may use some of the investment  techniques and strategies at some times or not at all.

     In selecting securities for the Fund's portfolio, the Manager evaluates the merits of  particular  securities  primarily  through  the  exercise  of its own investment analysis. This process may include, among other things, evaluation of the  issuer's  historical  operations,  prospects  for the industry of which the
issuer  is  part,  the  issuer's  financial   condition,   its  pending  product
developments  and  business  (and those of  competitors),  the effect of general market  and  economic  conditions  on the  issuer's  business,  and  legislative proposals that might affect the issuer.

     Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing basis,  it applies only at the time the Fund  makes an  investment  (except  in the case of  borrowing  and investments in illiquid  securities).  The Fund need not sell securities to meet the percentage limits if the value of the investment  increases in proportion to the size of the Fund.

     o Foreign  Securities.  The Fund  expects to invest  primarily in foreign securities.  For  the  most  part,  these  will  be debt  securities  issued  or
guaranteed  by  foreign  companies  or  governments,   including  supra-national
entities.  "Foreign  securities" include equity and debt securities of companies organized  under the laws of  countries  other than the  United  States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign  supra-national  entities.  They also include securities of companies
(including  those that are located in the U.S. or organized under U.S. law) that
derive  a  significant   portion  of  their  revenue  or  profits  from  foreign
businesses,  investments or sales,  or that have a significant  portion of their assets  abroad.  They may be traded on foreign  securities  exchanges  or in the foreign over-the-counter markets.

     Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities exchange or traded in the U.S.
over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's  investment  allocations,  because they are not subject to many of the special  considerations  and risks,  discussed below,  that apply to foreign securities traded and held abroad.

     Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer growth  potential, or in foreign countries with economic policies or business cycles different from those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.

     o Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government.  The Fund may buy  securities  issued  by  certain  "supra-national"
entities,  which  include  entities  designated or supported by  governments  to
promote   economic   reconstruction   or  development,   international   banking
organizations and related  government  agencies.  Examples are the International
Bank for Reconstruction and Development  (commonly called the "World Bank"), the
Asian Development bank and the Inter-American Development Bank.

     The governmental members of these supranational entities are "stockholders"
that  typically  make  capital  contributions  and  may  be  committed  to  make
additional  capital   contributions  if  the  entity  is  unable  to  repay  its borrowings.  A supra-national  entity's  lending  activities may be limited to a percentage  of its  total  capital,  reserves  and net  income.  There can be no assurance that the constituent  foreign  governments will continue to be able or willing to honor their capitalization commitments for those entities.

     The Fund can invest in U.S. dollar-denominated "Brady Bonds." These foreign debt  obligations may be fixed-rate par bonds or  floating-rate  discount bonds.
They are  generally  collateralized  in full as to  repayment  of  principal  at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady  Bonds.  Brady Bonds can be viewed as having  three or four  valuation components:  (i) the  collateralized  repayment of principal at final  maturity;
(ii) the collateralized interest payments;  (iii) the uncollateralized  interest payments;  and (iv) any  uncollateralized  repayment  of  principal at maturity.
Those uncollateralized amounts constitute what is called the "residual risk."

     If  there  is  a  default  on  collateralized   Brady  Bonds  resulting  in
acceleration  of the payment  obligations  of the  issuer,  the zero coupon U.S.
Treasury  securities held as collateral for the payment of principal will not be distributed to investors,  nor will those  obligations be sold to distribute the proceeds.  The collateral will be held by the collateral  agent to the scheduled maturity of the  defaulted  Brady Bonds.  The  defaulted  bonds will continue to remain  outstanding,  and the face  amount  of the  collateral  will  equal  the principal  payments  which  would  have then been due on the Brady  Bonds in the normal  course.  Because of the residual  risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of
countries   issuing  Brady  Bonds,   Brady  Bonds  are  considered   speculative
investments.

     o Currency  Risk. The Fund may purchase  securities  denominated in foreign currencies and in derivative instruments linked to foreign currencies.  A change in the value of such foreign  currency  against the U.S. dollar will result in a change in the U.S.  dollar value of  securities  denominated  in or  derivatives linked to that  foreign  currency  and a change in the amount of income the Fund has  available  for  distribution.  Because a portion of the  Fund's  investment income may be  received  in foreign  currencies,  the Fund will be  required  to compute  its  income in U.S.  dollars  for  distribution  to  shareholders,  and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed  income,  subsequent  foreign  currency losses may result in the
Fund's  having  distributed  more income in a particular  fiscal period than was available from investment  income,  which could result in a return of capital to shareholders.

     o Risks of Foreign  Investing.  Investments in foreign securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are:

     o reduction of income by foreign taxes;
     o fluctuation  in value of foreign  investments  due to changes in currency rates or currency control regulations (for example, currency blockage) or due to currency devaluation;
     o transaction charges for currency exchange;
     o lack of public information about foreign issuers;
     o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
     o less volume on foreign exchanges than on U.S. exchanges;
     o greater  volatility  and less  liquidity  on foreign  markets than in the
U.S.;
     o less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;
     o greater difficulties in commencing lawsuits;
     o higher brokerage commission rates than in the U.S.;
     o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
     o possibilities in some countries of expropriation,  confiscatory taxation, political,  financial or social instability or adverse diplomatic  developments;
and
     o unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

     o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia,
New  Zealand and Japan.  There may be even less  liquidity  in their  securities markets,  and settlements of purchases and sales of securities may be subject to additional  delays.  They are  subject to greater  risks of  limitations  on the repatriation of income and profits because of currency  restrictions  imposed by local  governments.  Those  countries may also be subject to the risk of greater political and economic  instability,  which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when  evaluating  securities  in these  markets,  because the selection of those securities must be consistent with the Fund's investment objective.

     o Passive  Foreign  Investment  Companies.  Some securities of corporations domiciled  outside  the U.S.  which  the Fund may  purchase,  may be  considered passive foreign  investment  companies  ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth  companies  or  "start-up"  companies.  For  federal tax  purposes,  a corporation is deemed a PFIC if 75% or more of the foreign  corporation's  gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce  passive  income.  Passive  income is further defined as any income to be considered  foreign personal holding company income within the subpart F provisions  defined by Internal Revenue Code ("IRC")
ss.954.

     Investing in PFICs involves the risks  associated with investing in foreign securities,  as described above.  There are also the risks that the Fund may not realize  that a foreign  corporation  it  invests in is a PFIC for  federal  tax purposes.  Federal tax laws impose  severe tax penalties for failure to properly report  investment income from PFICs.  Following  industry  standards,  the Fund makes every  effort to ensure  compliance  with  federal tax  reporting of these investments.  PFICs are  considered  foreign  securities for the purposes of the
Fund's minimum  percentage  requirements  or limitations of investing in foreign securities.

     Subject  to the  limits  under  the  Investment  Company  Act of 1940  (the
"Investment  Company  Act"),  the Fund may also invest in foreign  mutual  funds which are also deemed PFICs (since  nearly all of the income of a mutual fund is generally passive income).  Investing in these types of PFICs may allow exposure to various  countries  because some foreign  countries  limit, or prohibit,  all direct foreign investment in the securities of companies domiciled therein.

     In  addition  to bearing  their  proportionate  share of a fund's  expenses
(management fees and operating expenses), shareholders will also indirectly bear similar  expenses  of such  entities.  Additional  risks of  investing  in other investment  companies are described below under  "Investment in Other Investment
Companies."

     o Debt  Securities.  The Fund can invest in a variety of debt securities to seek its objective.  Foreign debt securities are subject to the risks of foreign securities described above. In general,  debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

     o Credit  Risks.  Credit risk  relates to the ability of the issuer to meet interest  or  principal  payments  or both  as  they  become  due.  In  general, lower-grade,  higher-yield  bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     The   Fund's   debt   investments   can   include    investment-grade   and
non-investment-grade   bonds   (commonly   referred   to   as   "junk   bonds").
Investment-grade  bonds  are bonds  rated at least  "Baa" by  Moody's  Investors
Service, Inc., ("Moody's") at least "BBB" by Standard & Poor's Ratings Group
("Standard &  Poor's") or Fitch, Inc.,  ("Fitch") or have comparable ratings by another nationally recognized statistical rating organization.

     In making  investments  in debt  securities,  the  Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's  credit-worthiness.  If the securities are unrated,  to be considered part of the Fund's holdings of investment-grade securities, they must be  judged  by the  Manager  to be of  comparable  quality  to  bonds  rated  as investment grade by a rating organization.

     o Interest  Rate Risks.  Interest rate risk refers to the  fluctuations  in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce  the  market  value of  already-issued  fixed-income  investments,  and a decline  in  general  interest  rates  will tend to  increase  their  value.  In addition,  debt  securities  with longer  maturities,  which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     Fluctuations in the market value of fixed-income  securities after the Fund buys them will not affect the interest payable on those securities, nor the cash income from them.  However,  those price  fluctuations  will be reflected in the valuations of the securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

     o Special  Risks of  Lower-Grade  Securities.  The Fund can invest  without limit in lower-grade debt  securities,  if the Manager believes it is consistent with the Fund's objective.  Because lower-rated  securities tend to offer higher yields  than  investment  grade  securities,  the Fund may invest in lower grade securities if the Manager is trying to achieve  greater  income.  In some cases, the appreciation  possibilities  of lower-grade  securities may be a reason they are selected for the Fund's portfolio.  However,  these investments will be made only when consistent with the Fund's overall goal of total return.

     "Lower-grade"  debt  securities  are those rated below  "investment  grade"
which  means they have a rating  lower than "Baa" by Moody's or lower than "BBB"
by  Standard  &  Poor's  or  Fitch,  or  similar  ratings  by  other  rating organizations.  If they are unrated,  and are determined by the Manager to be of comparable  quality to debt securities  rated below investment  grade,  they are considered part of the Fund's portfolio of lower-grade securities.  The Fund can invest in  securities  rated as low as "C" or "D" or which may be in  default at the time the Fund buys them.

     Some of the special  credit risks of  lower-grade  securities are discussed below.  There is a greater risk that the issuer may default on its obligation to pay  interest  or to  repay  principal  than  in the  case of  investment  grade securities. The issuer's low creditworthiness may increase the potential for its insolvency.  An overall  decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an  increase in interest  rates  could  severely  disrupt the market for high yield bonds,  adversely affecting the values of outstanding bonds as well as the ability of issuers to pay  interest or repay  principal.  In the case of foreign high yield  bonds,  these risks are in  addition to the special  risk of foreign investing  discussed  in the  Prospectus  and in this  Statement  of  Additional
Information.

     To the extent they can be converted into stock,  convertible securities may be less  subject to some of these risks than  non-convertible  high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

     While securities  rated "Baa" by Moody's or "BBB" by Standard &  Poor's or  Fitch  are  investment  grade  and are not  regarded  as junk  bonds,  those
securities  may  be  subject  to  special  risks,   and  have  some  speculative
characteristics.  A description of the debt security  ratings  categories of the principal  rating  organizations  is included in Appendix A to this Statement of
Additional Information.

Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the
Fund traded its portfolio  securities  during its last fiscal year. For example, if a fund sold all of its  securities  during the year,  its portfolio  turnover rate would have been 100%.  The Fund's  portfolio  turnover rate will  fluctuate from year to year.  Increased  portfolio  turnover  creates higher brokerage and transaction  costs for the Fund, which may reduce its overall  performance.  The realization  of capital gains from selling  portfolio  securities  may result in distributions of taxable  long-term  capital gains to shareholders,  because the
Fund will normally  distribute  all of its capital gains  realized each year, to avoid excise taxes under the IRC. Because this Fund has not commenced operations as of the date of this Statement of Additional  Information,  it is not possible to state the Fund's portfolio turnover rate.

Other Investment Techniques and Strategies.  In seeking its objective,  the
Fund  may  from  time to  time  use  the  types  of  investment  strategies  and investments  described  below.  The  Fund is not  required  to use all of  these strategies at all times, and at times may not use them.

     o Zero Coupon  Securities.  The Fund may buy zero-coupon,  delayed interest and  "stripped"  securities.  Stripped  securities  are  debt  securities  whose interest coupons are separated from the security and sold  separately.  The Fund can buy different types of zero-coupon or stripped securities,  including, among others,  foreign debt securities and U.S. Treasury notes or bonds that have been stripped of their interest coupons,  U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

     Zero-coupon  securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual  appreciation  of the  security,  which is redeemed at face value on a  specified  maturity  date.  This  discount  depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality,  the discount  typically  decreases as the maturity date approaches.  Some zero-coupon securities are convertible,  in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

     Because zero-coupon  securities pay no interest and compound  semi-annually at the rate fixed at the time of their  issuance,  their value is generally more volatile  than the value of other  debt  securities.  Their  value may fall more dramatically than the value of  interest-bearing  securities when interest rates rise. When prevailing interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

     The  Fund's  investment  in  zero-coupon  securities  may cause the Fund to recognize income and make  distributions to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy those distribution  requirements,  the Fund may have to sell portfolio securities that it  otherwise  might  have  continued  to hold or to use cash  flows  from other sources such as the sale of Fund shares.

     o U.S. Government Securities.  These are securities issued or guaranteed by the U.S. Treasury or other government agencies or corporate entities referred to
as   "instrumentalities."   The  obligations  of  U.S.  government  agencies  or
instrumentalities  in which the Fund may invest may or may not be  guaranteed or supported by the "full faith and credit" of the United  States.  "Full faith and credit" means generally that the taxing power of the U.S.  government is pledged to the  payment of interest  and  repayment  of  principal  on a security.  If a security  is not backed by the full faith and credit of the United  States,  the owner of the security must look principally to the agency issuing the obligation for  repayment.  The owner  might be able to assert a claim  against  the United
States if the issuing agency or  instrumentality  does not meet its  commitment.
The  Fund  will  invest  in   securities   of  U.S.   government   agencies  and
instrumentalities  only if the  Manager is  satisfied  that the credit risk with respect to such instrumentality is minimal.

     o U.S.  Treasury  Obligations.  These include Treasury bills (maturities of one year or less when issued),  Treasury notes (maturities of more than one year and up to 10 years),  and  Treasury  bonds  (maturities  of more than 10 years).
Treasury securities are backed by the full faith and credit of the United States as to timely  payments of interest and  repayments of  principal.  They also can include U. S. Treasury securities that have been "stripped" by a Federal Reserve
Bank,  zero-coupon  U.S.  Treasury  securities  described  above,  and  Treasury
Inflation-Protection Securities ("TIPSo ").

     o  Obligations  Issued  or  Guaranteed  by  U.S.   Government  Agencies  or
Instrumentalities.   These  include  direct  obligations  and  mortgage  related securities  that have different  levels of credit  support from the  government.
Some are supported by the full faith and credit of the U.S. government,  such as
Government  National Mortgage  Association  pass-through  mortgage  certificates
(called "Ginnie Maes").  Some are supported by the right of the issuer to borrow from the U.S.  Treasury under certain  circumstances,  such as Federal  National
Mortgage  Association  bonds ("Fannie  Maes").  Others are supported only by the credit of the  entity  that  issued  them,  such as Federal  Home Loan  Mortgage
Corporation obligations ("Freddie Macso ").

     o GNMA Certificates.  The Government National Mortgage Association ("GNMA")
is a wholly-owned corporate instrumentality of the United States within the U.S.
Department of Housing and Urban  Development.  GNMA's principal programs involve its  guarantees  of  privately-issued  securities  backed by pools of mortgages.
Ginnie  Maes are debt  securities  representing  an interest in one or a pool of mortgages that are insured by the Federal Housing  Administration or the Farmers
Home Administration or guaranteed by the Veterans Administration.

     The  Ginnie  Maes in which  the Fund  invests  are of the  "fully  modified pass-through"  type. They provide that the registered holders of the Ginnie Maes will receive  timely  monthly  payments of the pro-rata  share of the  scheduled principal payments on the underlying mortgages, whether or not those amounts are collected  by the  issuers.  Amounts  paid  include,  on a pro rata  basis,  any prepayment  of principal of such  mortgages  and interest  (net of servicing and other  charges) on the aggregate  unpaid  principal  balance of the Ginnie Maes, whether or not the interest on the  underlying  mortgages has been  collected by the issuers.

     Under  Federal  law,  the full  faith and  credit of the  United  States is pledged to the payment of all amounts  that may be required to be paid under any guaranty  issued by GNMA as to such mortgage  pools.  An opinion of an Assistant
Attorney General of the United States,  dated December 9, 1969, states that such guaranties  "constitute  general  obligations of the United States backed by its full faith and  credit."  GNMA is  empowered  to borrow  from the United  States
Treasury to the extent  necessary to make any payments of principal and interest required under those guaranties.

     Ginnie  Maes  are  backed  by the  aggregate  indebtedness  secured  by the underlying FHA-insured,  FMHA-insured or VA-guaranteed mortgages.  Except to the extent of payments received by the issuers on account of such mortgages,  Ginnie
Maes do not  constitute a liability of those  issuers,  nor do they evidence any recourse  against those  issuers.  Recourse is solely  against GNMA.  Holders of
Ginnie  Maes  (such as the Fund)  have no  security  interest  in or lien on the underlying mortgages.

     o Mortgage-Related U.S. Government  Securities.  These include interests in pools of  residential  or commercial  mortgages,  in the form of  collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S.  government  securities  have  collateral  to  secure  payment  of interest and  principal.  They may be issued in different  series with different interest rates and maturities.  The collateral is either in the form of mortgage
pass-through   certificates   issued  or   guaranteed   by  a  U.S.   agency  or
instrumentality or mortgage loans insured by a U.S.  government agency. The Fund can have  significant  amounts of its assets  invested in mortgage  related U.S.
government securities.

     The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected  prepayments of those mortgages to change.  In general,  prepayments  increase when general interest rates fall and decrease when interest rates rise.

     If  prepayments  of mortgages  underlying a CMO occur faster than  expected when interest rates fall, the market value and yield of the CMO will be reduced.
Additionally,  the Fund may have to reinvest  the  prepayment  proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

     When interest  rates rise rapidly,  if  prepayments  occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject  to  greater  fluctuations  in  value.  These are the  prepayment  risks described  above and can make the  prices of CMOs very  volatile  when  interest rates change.  The prices of longer-term  debt securities tend to fluctuate more than those of  shorter-term  debt  securities.  That  volatility will affect the
Fund's share prices.

     o Commercial  (Privately-Issued)  Mortgage Related Securities. The Fund may
invest in commercial  mortgage related  securities  issued by private  entities.
Generally these are  multi-class  debt or pass through  certificates  secured by mortgage loans on commercial properties.  They are subject to the credit risk of the issuer.  These securities  typically are structured to provide protection to investors in senior classes from possible losses on the underlying  loans.  They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying  loans.  They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

     "Stripped"  Mortgage  Related  Securities.  The Fund may invest in stripped mortgage-related  securities that are created by segregating the cash flows from underlying  mortgage  loans or  mortgage  securities  to create  two or more new securities.  Each  has a  specified  percentage  of  the  underlying  security's principal or interest payments. These are a form of derivative investment.

     Mortgage  securities may be partially  stripped so that each class receives some interest and some principal.  However,  they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an  "interest-only"  security,  or "I/O," and all of the  principal  is distributed to holders of another type of security,  known as a "principal-only"
security or "P/O." Strips can be created for pass through certificates or CMOs.

     The yields to maturity  of I/Os and P/Os are very  sensitive  to  principal
repayments  (including   prepayments)  on  the  underlying  mortgages.   If  the
underlying  mortgages   experience  greater  than  anticipated   prepayments  of
principal,  the Fund might not fully  recoup its  investment  in an I/O based on
those  assets.  If  underlying   mortgages   experience  less  than  anticipated
prepayments  of  principal,  the yield on the P/Os based on them  could  decline substantially. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

     o Floating  Rate and Variable  Rate  Obligations.  The  interest  rate on a floating rate note is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S.  Treasury Bill rate, or some other standard,  and is adjusted  automatically each time such rate is adjusted.  The interest rate on a variable  rate  note is also  based on a stated  prevailing  market  rate but is adjusted  automatically  at  specified  intervals  of not less  than  one  year.
Generally,  the  changes  in the  interest  rate on such  securities  reduce the fluctuation in their market value.  As interest rates decrease or increase,  the potential  for  capital  appreciation  or  depreciation  is less  than  that for fixed-rate  obligations of the same maturity.  The Manager may determine that an unrated  floating  rate or  variable  rate  demand  obligation  meets the Fund's quality  standards  by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

     Some variable rate and floating rate obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.  Floating rate and variable rate demand notes that have a stated  maturity in excess of one year may have  features that permit the holder to recover the principal  amount of the underlying  security at specified intervals  not  exceeding  one year and upon no more than 30 days'  notice.  The issuer  of  that  type  of  note  normally  has a  corresponding  right  in  its discretion,  after a given period, to prepay the outstanding principal amount of the note plus accrued  interest.  Generally  the issuer must provide a specified number of days' notice to the holder.

     o When-Issued  and  Delayed-Delivery  Transactions.  The Fund may invest in securities  on a  "when-issued"  basis and may purchase or sell  securities on a
"delayed-delivery"  basis. When-issued and delayed-delivery are terms that refer to  securities  whose terms and  indenture  are available and for which a market exists, but which are not available for immediate delivery.

     When  such  transactions  are  negotiated,  the price  (which is  generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the  securities  take place at a later date.  The securities are subject  to change in value from  market  fluctuations  during the period  until settlement.  The value at  delivery  may be less than the  purchase  price.  For example,  changes in interest  rates in a direction  other than that expected by the Manager before  settlement  will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement,  no payment is made by the Fund to the issuer  and no  interest  accrues to the Fund from the  investment.  No income  begins to accrue to the Fund on a  when-issued security until the Fund receives the security at settlement of the trade.

     The Fund will engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation.  When  the  Fund  enters  into  a  when-issued  or  delayed-delivery transaction,  it relies on the other  party to  complete  the  transaction.  Its failure  to do so may  cause  the Fund to lose the  opportunity  to  obtain  the security at a price and yield the Manager considers to be advantageous.

     When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling  securities  consistent with its investment  objective and policies or for delivery pursuant to options contracts it has entered into,  and not for the purpose of investment  leverage.  Although the Fund will enter into  delayed-delivery or when-issued purchase  transactions to acquire  securities,  it may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its  acquisition or to dispose of its right to delivery or receive  against a forward commitment, it may incur a gain or loss.

     At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security  purchased in determining  the Fund's net asset values. In a sale transaction, it records the proceeds to be received. The
Fund will  identify  on its books  liquid  assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

     When-issued and delayed-delivery  transactions can be used by the Fund as a defensive  technique to hedge against  anticipated changes in interest rates and prices.  For instance,  in periods of rising  interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its  exposure  to  anticipated  falling  prices.  In periods of falling  interest  rates  and  rising  prices,  the Fund  might  sell  portfolio securities  and  purchase the same or similar  securities  on a  when-issued  or delayed-delivery basis to obtain the benefit of currently higher cash yields.

     o Participation  Interests. The Fund may invest in participation interests, subject to the Fund's  limitation  on  investments  in illiquid  investments.  A participation  interest is an  undivided  interest in a loan made by the issuing financial  institution in the proportion that the buyers participation  interest bears  to  the  total  principal  amount  of the  loan.  The  issuing  financial institution  may have no  obligation  to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

     Participation  interests are primarily dependent upon the  creditworthiness of the borrowing  corporation,  which is obligated to make payments of principal and interest on the loan.  There is a risk that a borrower  may have  difficulty making  payments.  If a borrower  fails to pay  scheduled  interest or principal payments, the Fund could experience a reduction in its income. The value of that participation  interest  might also  decline,  which could  affect the net asset value of the  Fund's  shares.  If the  issuing  financial  institution  fails to perform its obligations under the participation  agreement, the Fund might incur costs and delays in  realizing  payment  and suffer a loss of  principal  and/or interest.

     o  Repurchase  Agreements.  The  Fund may  acquire  securities  subject  to repurchase  agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities  transactions, or for temporary defensive purposes, as described below.

     In  a  repurchase   transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund's limits on holding  illiquid  investments.  The Fund will not enter into a repurchase  agreement  that causes more than 10% of its net assets to be subject to repurchase  agreements having a maturity beyond seven days. There is no limit on the  amount of the  Fund's  net  assets  that may be  subject  to  repurchase agreements having maturities of seven days or less.

     Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value
of  the  collateral  must  equal  or  exceed  the  repurchase   price  to  fully
collateralize the repayment obligation.  However, if the vendor fails to pay the resale price on the delivery  date, the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do
so. The Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will  continuously  monitor  the  collateral's value.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission (the "SEC"),  the Fund, along with other affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances into one or more joint repurchase  accounts.  These  balances  are  invested in one or more  repurchase agreements,  secured by U.S. government securities.  Securities that are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

     o Illiquid and  Restricted  Securities.  Under the policies and  procedures established  by the  Fund's  Board  of  Trustees,  the  Manager  determines  the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not  registered  under the  Securities Act of
1933 (the  "Securities  Act"), the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the  securities.  When the
Fund must arrange  registration  because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it.
The Fund would bear the risks of any  downward  price  fluctuation  during  that period.

     The Fund may also acquire restricted securities through private placements.
Those  securities have  contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

     The Fund has limitations that apply to purchases of restricted  securities, as  stated  in the  Prospectus.  Those  percentage  restrictions  do  not  limit purchases  of  restricted  securities  that are  eligible  for sale to qualified institutional  purchasers  under  Rule  144A of the  Securities  Act,  if  those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the  availability of reliable  pricing  information,  among other factors.  If there is a lack of  trading  interest  in a  particular  Rule  144A security, the Fund's holdings of that security may be considered to be illiquid.

     Illiquid  securities  include repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable within seven days.

     o Forward Rolls. The Fund can enter into "forward roll"  transactions  with respect to mortgage related  securities.  In this type of transaction,  the Fund sells a  mortgage  related  security  to a buyer  and  simultaneously  agrees to repurchase a similar  security (the same type of security having the same coupon and  maturity)  at a  later  date  at a  set  price.  The  securities  that  are repurchased  will have the same interest rate as the  securities  that are sold, but  typically  will be  collateralized  by different  pools of mortgages  (with different  prepayment  histories)  than the  securities  that  have  been  sold.
Proceeds  from  the  sale  are  invested  in  short-term  instruments,  such  as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction,  are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

     The Fund will only enter into "covered" rolls. To assure its future payment of the purchase  price,  the Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

     These  transactions have risks.  During the period between the sale and the repurchase,  the Fund will not be entitled  to receive  interest  and  principal payments on the securities  that have been sold or  repurchased.  It is possible that the market  value of the  securities  the Fund sells may decline  below the price at which the Fund is obligated to repurchase securities.

     o Investments in Equity Securities. Under normal market conditions the Fund can invest up to 20% of its net assets in securities other than debt securities, including equity securities of both foreign and U.S. companies. However, it does not anticipate  investing  significant amounts of its assets in these securities as part of its normal  investment  strategy.  Equity  securities  include common stocks,  preferred stocks, rights and warrants,  and securities convertible into common  stock.  The Fund's  investments  can include  stocks of companies in any
market   capitalization  range,  if  the  Manager  believes  the  investment  is consistent with the Fund's objective of total return.  Certain equity securities may be selected not only for their  appreciation  possibilities but because they may provide dividend income.

     o Risks of  Investing  in  Stocks.  Stocks  fluctuate  in price,  and their short-term volatility at times may be great. To the extent that the Fund invests in equity  securities,  the value of the Fund's  portfolio  will be  affected by changes in the stock markets. Market risk can affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.  The prices of individual  stocks do not all move in the same  direction uniformly or at the same time.  Different  stock markets may behave  differently from each other.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.  The Fund can invest in  securities  of large  companies  and mid-size companies,  but may also buy  stocks  of small  companies,  which  may have more volatile stock prices than large companies.

     o Convertible Securities. The value of a convertible security is a function of its "investment  value" and its "conversion  value." If the investment  value exceeds the conversion value, the security will behave more like a debt security and the  security's  price will likely  increase  when  interest  rates fall and decrease  when  interest  rates  rise.  If  the  conversion  value  exceeds  the investment value, the security will behave more like an equity security. In that case it will likely sell at a premium  over its  conversion  value and its price will tend to fluctuate directly with the price of the underlying security.

     While some  convertible  securities  are a form of debt  security,  in many cases their  conversion  feature  (allowing  conversion into equity  securities)
causes them to be regarded by the  Manager  more as "equity  equivalents."  As a result,  the rating  assigned to the security  has less impact on the  Manager's investment decision than in the case of non-convertible fixed income securities.

     To determine whether  convertible  securities should be regarded as "equity equivalents," the Manager examines the following factors:

     (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
     (2) whether  the issuer of the  convertible  securities  has  restated  its earnings per share of common stock on a fully  diluted  basis  (considering  the effect of conversion of the convertible securities), and

     (3) the extent to which the convertible security may be a defensive "equity substitute,"  providing the ability to  participate in any  appreciation  in the price of the issuer's common stock.

     o Rights and Warrants.  Warrants  basically are options to purchase  equity securities at specific prices valid for a specific period of time.  Their prices do not  necessarily  move parallel to the prices of the  underlying  securities.
Rights are similar to  warrants,  but  normally  have a short  duration  and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting  rights,  receive no dividends  and have no rights with respect to the assets of the issuer.

     o Loans of Portfolio Securities. The Fund may lend its portfolio securities
pursuant  to  the  Securities   Lending   Agreement  (the  "Securities   Lending
Agreement")  with  JPMorgan  Chase,  subject to the  restrictions  stated in the
Prospectus.  The Fund will lend such portfolio securities to attempt to increase the  Fund's  income.  Under the  Securities  Lending  Agreement  and  applicable regulatory requirements (which are subject to change), the loan collateral must, on each  business  day, be at least equal to the value of the loaned  securities and must  consist  of cash,  bank  letters of credit or  securities  of the U.S.
government (or its agencies or instrumentalities),  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit  must  obligate a bank to pay to  JPMorgan  Chase,  as agent,  amounts demanded by the Fund if the demand meets the terms of the letter.  Such terms of the letter of credit and the issuing bank must be satisfactory to JPMorgan Chase and the  Fund.  The  Fund  will  receive,  pursuant  to the  Securities  Lending
Agreement,  80% of all annual net income (i.e.,  net of rebates to the Borrower)
from securities lending transactions.  JPMorgan Chase has agreed, in general, to guarantee the  obligations  of borrowers to return loaned  securities  and to be responsible  for  expenses  relating  to  securities  lending.  The Fund will be
responsible,   however,  for  risks  associated  with  the  investment  of  cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested  defaults.  The Securities Lending Agreement may be terminated by either JPMorgan Chase or the Fund on 30 days' written notice.  The terms of the Fund's  loans must also meet  applicable  tests under the  Internal
Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

     o Borrowing  for  Leverage.  The fund may borrow for  leverage as described below  under  "Investment  Restrictions."  The Fund will pay  interest  on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its  returns.  If it does  borrow,  its  expenses  will be  greater  than comparable funds that do not borrow for leverage.  Additionally,  the Fund's net asset  values  per share  might  fluctuate  more than that of funds  that do not borrow.  Borrowing  may entail  "leverage,"  and may be  speculative  investment strategy.  Any  borrowing  will be made only  from  banks  and  pursuant  to the requirements of the Investment Company Act, will be made only to the extent that the value of the Fund's assets,  less its liabilities other than borrowings,  is equal to at least 300% of all borrowings  including the proposed  borrowing.  If the value of the Fund's  assets,  when  computed in that manner,  should fail to meet the 300% asset coverage requirement, the Fund is required within three days to  reduce  its  bank  debt  to the  extent  necessary  to  meet  that  coverage requirement.  To do so, the Fund may be to sell a portion of its investment at a time when it would otherwise not want to sell the securities.  Interest on money the Fund  borrows is an  expense  the Fund would not  otherwise  incur,  so that during  periods of substantial  borrowings,  its expenses may increase more than the expenses of funds that do not borrow.  The use of leverage also may make the
Fund's share prices more sensitive to interest rate changes.

     o Asset-Backed Securities. Asset-backed securities are fractional interests in pools of assets,  typically  accounts  receivable or consumer loans. They are
issued  by  trusts  or  special-purpose   corporations.   They  are  similar  to
mortgage-backed securities,  described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation  interest in the pools. The pools may  offer a credit  enhancement,  such as a bank  letter of  credit,  to try to reduce the risks that the underlying debtors will not pay their obligations when due.  However,  the enhancement,  if any, might not be for the full par value of the  security.  If the  enhancement  is exhausted  and any required  payments of principal are not made, the Fund could suffer losses on its investment or delays in receiving payment.

     The  value of an  asset-backed  security  is  affected  by  changes  in the market's perception of the asset backing the security,  the  creditworthiness of the  servicing  agent for the loan pool,  the  originator  of the loans,  or the financial institution providing any credit enhancement,  and is also affected if
any  credit   enhancement  has  been  exhausted.   The  risks  of  investing  in
asset-backed  securities are ultimately  related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed  security, the Fund would  generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted  average life of asset-backed  securities and may lower  their  return,  in the  same  manner  as in the  case of  mortgage-backed
securities  and  CMOs,  described  above.  Unlike  mortgage-backed   securities,
asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

     o Bank  Obligations  and Securities  That Are Secured By Them. The Fund can
invest in bank  obligations,  including time deposits,  certificates of deposit, and bankers'  acceptances.  They must be either  obligations  of a domestic bank with total assets of at least $1 billion or  obligations  of a foreign bank with total  assets  of at  least  U.S.  $1  billion.  The Fund  may  also  invest  in instruments  secured by bank obligations (for example,  debt which is guaranteed by the bank). For purposes of this policy,  the term "bank" includes  commercial banks,  savings banks, and savings and loan  associations that may or may not be members of the Federal Deposit Insurance Corporation.

     Time deposits are non-negotiable  deposits in a bank for a specified period of time at a stated  interest rate. They may or may not be subject to withdrawal penalties.  However,  time deposits  that are subject to  withdrawal  penalties, other than those  maturing in seven days or less,  are subject to the limitation on investments by the Fund in illiquid investments.

     Bankers'  acceptances are marketable  short-term credit instruments used to finance  the  import,  export,  transfer  or storage  of goods.  They are deemed
"accepted" when a bank guarantees their payment at maturity.

     o Derivatives.  The Fund can invest in a variety of derivative investments, including "structured" notes,  convertible notes, options, forward contracts and futures  contracts,  to  seek  income  or  for  hedging  purposes.  The  use  of derivatives requires special skills and knowledge of investment  techniques that are  different  than what is required for normal  portfolio  management.  If the
Manager  uses a  derivative  instrument  at the  wrong  time  or  judges  market conditions incorrectly, the use of derivatives may reduce the Fund's return.

     Although  it is not  obligated  to do so, the Fund can use  derivatives  to hedge. To attempt to protect against  declines in the market value of the Fund's portfolio,  to  permit  the Fund to  retain  unrealized  gains  in the  value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:

     o sell futures contracts,
     o buy puts on such futures or on securities, or

     o write covered  calls on securities or futures.  Covered calls may also be used to increase  the Fund's  income,  but the Manager does not expect to engage extensively in that practice.

     The Fund can use hedging to establish a position in the  securities  market as a temporary substitute for purchasing particular securities. In that case the
Fund would  normally seek to purchase the  securities  and then  terminate  that hedging  position.  The Fund  might  also use this type of hedge to  attempt  to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:

     o buy futures, or
     o buy calls on such futures or on securities.

     The Fund's  strategy of hedging with futures and options on futures will be incidental  to  the  Fund's  activities  in  the  underlying  cash  market.  The particular hedging strategies the Fund can use are described below. The Fund may employ new  hedging  strategies  when they are  developed,  if those  investment methods are consistent with the Fund's investment  objective and are permissible under applicable regulations governing the Fund.

     "Structured"  Notes. The Fund can invest in "structured"  notes,  which are specially-designed  derivative  debt  investments  whose  principal  payments or interest  payments are linked to the value of an  underlying  asset,  such as an equity or debt security, currency, or commodity, or non-asset reference, such as an interest rate or index.  The terms of the instrument may be  "structured"  by the purchaser (the Fund) and the borrower issuing the note.

     The values of these  notes will fall or rise in  response to changes in the values of the  underlying  asset or  reference  and the Fund might  receive less principal or interest if the  underlying  asset or reference does not perform as anticipated. In some cases, these notes may pay an amount based on a multiple of the relative change in value of the asset or reference. This type of note offers the potential for increased  income or principal  payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

     The  values of these  notes are also  subject to both  credit  risk (if the counterparty fails to meet its obligations) and interest rate risk and therefore the Fund could  receive  more or less than it  originally  invested  when a note matures.  The  prices of these  notes may be very  volatile  and they may have a limited trading  market,  making it difficult for the Fund to value them or sell them at an acceptable price.

     o Swaps. The Fund may enter into swap agreements,  including interest rate, total return, credit default and volatility swaps. Swap agreements are two-party contracts  entered into  primarily by  institutional  investors  for a specified period of time  typically  ranging from a few weeks to more than one year.  In a standard  swap  transaction,  two parties  agree to exchange the returns (or the difference  between the returns) earned or realized on a particular  asset, such as an equity or debt security,  commodity or currency,  or non-asset  reference, such as an interest rate or index. The swapped returns are generally  calculated with respect to a notional  amount,  that is, the return on a particular  dollar amount invested in the underlying asset or reference.  The Fund may enter into a swap agreement to, among other reasons,  gain exposure to certain markets in the most economical way possible,  protect against currency fluctuations,  or reduce risk arising from  ownership of a particular  security or  instrument.  The Fund will identify liquid assets on the Fund's books (such as cash or U.S. government securities)  to cover any  amounts  it could owe under  swaps  that  exceed  the amounts it is  entitled to receive,  and it will  adjust that amount  daily,  as needed.

     The Fund may  enter  into swap  transactions  with  certain  counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral  agreement.  If amounts are payable on a  particular  date in the same currency in respect of more than one swap  transaction,  the amount payable shall be the net amount.  In addition,  the master netting agreement may provide that if one party  defaults  generally  or on any  swap,  the  counterparty  can terminate all outstanding swaps with that party.

     The use of swap  agreements by the Fund entails  certain  risks.  The swaps market is generally unregulated. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments and may be considered  illiquid by the Fund. Swap agreements  entail credit risk arising from the possibility that the counterparty will default.  If the  counterparty  defaults,  the Fund's loss will  consist of the net amount of contractual  payments  that the  Fund has not yet  received.  The  Manager  will monitor the  creditworthiness  of counterparties to the Fund's swap transactions on an ongoing basis.  The Fund's  successful use of swap agreements is dependent upon the  Manager's  ability  to  predict  correctly  whether  certain  types of investments are likely to produce greater returns than other  investments.  Swap agreements may effectively add leverage to the Fund's portfolio because the Fund would be subject to investment exposure on the notional amount of the swap.

     o Interest Rate Swaps.  The Fund may enter into interest rate swaps.  In an interest rate swap,  the Fund and another party  exchange their right to receive or their obligation to pay interest on a security.  For example, they might swap the right to receive floating rate payments for fixed rate payments.  There is a risk that,  based on movements of interest rates,  the payments made by the Fund under a swap agreement will be greater than the payments it receives.

     o Total Return  Swaps.  The Fund may enter into total return  swaps,  under which one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities,  or non-asset reference, such as a  securities  index,  during the  specified  period in return  for  periodic payments  based on a fixed or variable  interest  rate or the total  return from different  underlying  assets or references.  Total return swaps could result in losses if the  underlying  asset or reference does not perform as anticipated by the Manager.

     o Credit  Default  Swaps.  The Fund may enter into credit  default swaps. A credit  default  swap  enables an investor to buy or sell  protection  against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring.  The Fund may seek to enhance returns by selling  protection  or attempt to  mitigate  credit  risk by buying  protection against the  occurrence  of a credit event by a specified  issuer.  The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly
("funded  swaps") in the form of a swap embedded  within a structured  security.
Unfunded and funded credit default swaps may refer to a single  security or on a basket of securities.

     If the Fund buys credit protection using a credit default swap and a credit event occurs,  the Fund will deliver the defaulted bonds underlying the swap and the swap  counterparty  will pay the par amount of the bonds.  If the Fund sells credit  protection  using a credit  default swap and a credit event occurs,  the
Fund will pay the par amount of the defaulted bonds  underlying the swap and the swap  counterparty  will  deliver  the  bonds.  If the  swap is on a  basket  of securities,  the notional amount of the swap is reduced by the par amount of the defaulted  bonds,  and the fixed payments are then made on the reduced  notional amount.

     Risks of credit  default  swaps  include  counterparty  credit risk (if the counterparty  fails to meet its obligations) and the risk that the Fund will not properly assess the cost of the instrument  based on the lack of transparency in the market.  If the Fund is selling  credit  protection,  there is a risk that a credit  event  will  occur  and  that  the Fund  will  have to pay par  value on defaulted bonds. If the Fund is buying credit  protection,  there is a risk that no credit  event will occur and the Fund will receive no benefit for the premium paid. In addition,  if the Fund is buying credit  protection  and a credit event does occur, there is a risk when the Fund does not own the underlying  security, that the Fund will have difficulty acquiring the bond on the open market and may receive adverse pricing.

     o Volatility Swap Contracts.  The Fund may enter into a volatility swaps to hedge the direction of volatility in a particular asset or non-asset  reference, or for other  non-speculative  purposes.  For volatility  swaps,  counterparties agree  to buy or sell  volatility  at a  specific  level  over a  fixed  period.
Volatility swaps are subject to credit risks (if the counterparty  fails to meet its  obligations),  and the risk that the Manager is  incorrect  in forecasts of volatility of the underlying asset or reference.

     o Swap Options and Swap  Forwards.  The Fund also may enter into options on swaps as well as  forwards on swaps.  A swap  option is a contract  that gives a counterparty  the  right  (but  not the  obligation)  to  enter  into a new swap agreement or to shorten,  extend,  cancel,  or otherwise modify an existing swap agreement on  pre-designated  terms.  The Fund may write (sell) and purchase put and call swap  options.  A swap  forward  is an  agreement  to enter into a swap agreement at some point in the future, usually three to six months from the date of the contract.

     The  writer of the  contract  receives  the  premium  and bears the risk of unfavorable  changes  in the  preset  rate  on the  underlying  swap.  The  Fund generally  will incur a greater  risk when it writes a swap  option than when it purchases a swap option.  When the Fund  purchases a swap option it risks losing only the amount of the premium they have paid if the Fund lets the option expire unexercised.  When the Fund writes a swap option it will become obligated,  upon exercise  of the  option  by the  counterparty,  according  to the  terms of the underlying agreement.

     o Futures.  The Fund can buy and sell futures  contracts that relate to (1)
broadly-based  bond or  stock  indices  (these  are  referred  to as  "financial futures"),  (2) commodities (these are referred to as "commodity futures"),  (3)
debt  securities  (these are referred to as "interest  rate  futures"),  and (4)
foreign currencies (these are referred to as "forward contracts").

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  They may in some cases be based on stocks of  issuers in a  particular industry or group of industries.  A stock index assigns  relative  values to the securities  included  in the index and its value  fluctuates  in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly.  Bond index futures are similar  contracts based on the future value of the basket of  securities  that  comprise  the index.  These  contracts obligate the seller to deliver,  and the  purchaser to take,  cash to settle the futures transaction.  There is no delivery made of the underlying  securities to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

     An interest rate future  obligates the seller to deliver (and the purchaser to take)  cash or a  specified  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the position.

     The Fund can invest a portion of its assets in commodity futures contracts.
Commodity  futures  may be based upon  commodities  within  five main  commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock,  which  includes  cattle and hogs;  (3)  agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes  aluminum,  copper,  lead, nickel, tin and zinc; and (5)
precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures  contracts,  options on futures contracts and options and  futures on  commodity  indices  with  respect to these five main  commodity groups and the individual  commodities within each group, as well as other types of commodities.

     No payment is paid or  received  by the Fund on the  purchase  or sale of a future. Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited with the Fund's custodian bank in an account  registered in the futures broker's name.  However, the  futures  broker  can gain  access  to that  account  only  under  specified conditions.  As the future is marked to market (that is, its value on the Fund's books is  changed) to reflect  changes in its market  value,  subsequent  margin payments,  called  variation  margin,  will be paid to or by the futures  broker daily.

     At any time prior to expiration of the future,  the Fund may elect to close out  its  position  by  taking  an  opposite  position,  at  which  time a final determination  of variation  margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax  purposes.  All futures  transactions  are  effected  through a clearinghouse associated with the exchange on which the contracts are traded.

     o Put and Call  Options.  The Fund  can buy and sell  certain  kinds of put options  ("puts")  and  call  options  ("calls").  The  Fund  can buy  and  sell exchange-traded  and  over-the-counter  put and call  options,  including  index options,  securities options,  currency options, options on commodities indices, and options on the other types of futures described above.

     o Writing Call  Options.  The Fund may write (that is, sell) calls.  If the
Fund sells a call option,  it must be covered.  That means the Fund must own the security  subject to the call while the call is outstanding,  or the call may be covered by  identifying  liquid assets on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised.

     When the Fund writes a call on a security,  it receives  cash (a  premium).
The  Fund  agrees  to  sell  the  underlying   security  to  a  purchaser  of  a
corresponding  call on the  same  security  during  the call  period  at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.
That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

     When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price, multiplied by a specified  multiple that  determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price,  it is likely that the call will lapse  without being exercised. In that case, the Fund would keep the cash premium.

     The Fund's custodian,  or a securities depository acting for the custodian, will act as the Fund's  escrow  agent,  through  the  facilities  of the Options
Clearing  Corporation  ("OCC"),  as to the  investments  on  which  the Fund has written calls traded on exchanges or as to other acceptable  escrow  securities.
In that way, no margin will be required for such transactions.  OCC will release the  securities  on the  expiration of the option or when the Fund enters into a closing transaction.

     When the Fund writes an over-the-counter ("OTC") option, it will enter into an  arrangement  with a primary  U.S.  government  securities  dealer which will establish  a formula  price at which the Fund  will have the  absolute  right to repurchase  that OTC option.  The  formula  price will  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is "in the money").  When the Fund writes an OTC option,  it will treat  as  illiquid  (for  purposes  of  its  restriction  on  holding  illiquid securities)  the  mark-to-market  value of the underlying  security,  unless the option is subject to a buy-back agreement with the executing broker.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether the net of the amount of the option  transaction costs and the premium received on the call the Fund wrote is more or less  than the  price of the call the Fund  purchases  to close  out the transaction.  The Fund may  realize  a profit if the call  expires  unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal  income tax  purposes,  as are the  premiums on lapsed  calls.  When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

     The Fund may also  write  calls on a futures  contract  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is  written,  the  Fund  must  cover  the call by  identifying  an equivalent  dollar amount of liquid  assets on the Fund's  books.  The Fund will identify  additional  liquid  assets  on the  Fund's  books if the  value of the identified  assets drops below 100% of the current value of the future.  Because of this segregation requirement, in no circumstances would the Fund's receipt of an  exercise  notice as to that  future  require  the Fund to  deliver a futures contract.  It would simply put the Fund in a short  futures  position,  which is permitted by the Fund's hedging policies.

     o  Writing  Put  Options.  The Fund can sell  put  options  on  securities, broadly-based  securities indices,  foreign  currencies,  options on commodities indices and futures. A put option on securities gives the purchaser the right to sell,  and the writer the  obligation to buy, the  underlying  investment at the exercise price during the option period.

     If the  Fund  writes  a put,  the put  must be  covered  by  liquid  assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying  investment  remains equal to or above the exercise price of the put. However,  the Fund also assumes the obligation  during the option period to buy the underlying  investment  from the buyer of the put at the exercise price,  even if the value of the investment falls below the exercise price.

     If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised,  the Fund must  fulfill its  obligation  to purchase  the  underlying investment  at the exercise  price.  That price will  usually  exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the  underlying  investment.  That loss will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying  securities.
The Fund therefore forgoes the opportunity of investing the identified assets or writing calls against those assets.

     As long as the Fund's  obligation  as the put writer  continues,  it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take  delivery of the  underlying  security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives  an  exercise  notice,  the Fund  effects a closing  purchase transaction by purchasing a put of the same series as it sold. Once the Fund has
been  assigned  an  exercise  notice,   it  cannot  effect  a  closing  purchase
transaction.

     The Fund may decide to effect a closing  purchase  transaction to realize a profit on an outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting a closing  purchase  transaction  will also permit  the Fund to write  another  put option on the  security,  or to sell the security and use the proceeds from the sale for other investments. The Fund will realize  a profit  or loss  from a closing  purchase  transaction  depending  on whether the cost of the  transaction  is less or more than the premium  received from  writing  the put option.  Any profits  from  writing  puts are  considered short-term  capital gains for federal tax purposes,  and when distributed by the
Fund, are taxable as ordinary income.

     o  Purchasing  Calls  and  Puts.  The  Fund  can  purchase  calls  only  on securities,  broadly-based  securities indices,  foreign currencies,  options on commodities indices and futures. It may do so to protect against the possibility that the Fund's  portfolio will not  participate  in an anticipated  rise in the securities  market.  When the Fund buys a call (other than in a closing purchase transaction),  it  pays a  premium.  The  Fund  then  has the  right  to buy the underlying  investment  from a  seller  of a  corresponding  call  on  the  same investment during the call period at a fixed exercise price.

     The Fund  benefits  only if it sells the call at a profit or if, during the call period,  the market price of the underlying  investment is above the sum of the call price plus the transaction  costs and the premium paid for the call and the Fund  exercises  the call. If the Fund does not exercise the call or sell it
(whether or not at a profit),  the call will become  worthless at its expiration date.  In that case,  the Fund will have paid the  premium but lost the right to purchase the underlying investment.

     The Fund can buy puts only on securities, broadly-based securities indices, foreign currencies,  options on commodities indices and futures,  whether or not it owns the  underlying  investment.  When the Fund  purchases  a put, it pays a premium and, except as to puts on indices,  has the right to sell the underlying investment  to a seller of a put on a  corresponding  investment  during the put period at a fixed exercise price.

     Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits  the Fund  either  to resell  the put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price  will  vary inversely to the price of the underlying investment.  If the market price of the underlying  investment is above the exercise price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

     Buying a put on  securities  or futures  the Fund owns  enables the Fund to attempt to protect  itself during the put period  against a decline in the value of the underlying  investment below the exercise price by selling the underlying investment  at the  exercise  price to a seller of a  corresponding  put. If the market  price of the  underlying  investment  is equal to or above the  exercise price and, as a result,  the put is not exercised or resold, the put will become worthless  at its  expiration  date.  In that case,  the Fund will have paid the premium but lost the right to sell the underlying investment.  However, the Fund may  sell  the put  prior to its  expiration.  That  sale may or may not be at a profit.

     When the Fund  purchases  a call or put on an  index or  future,  it pays a premium,  but  settlement  is in cash rather than by delivery of the  underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities  market generally) rather than on price movements in individual securities or futures contracts.

     o Buying and Selling  Options on Foreign  Currencies.  The Fund can buy and
sell  calls and puts on foreign  currencies.  They  include  puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major  recognized  dealers in such options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities  and increases in the dollar cost of foreign  securities the
Fund wants to acquire.

     If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those securities may be partially  offset by purchasing  calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign  currency,  the  decline in the  dollar  value of  portfolio  securities denominated  in that  currency  might be  partially  offset by writing  calls or purchasing  puts on that foreign  currency.  However,  the currency  rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium  payments and transaction  costs without a corresponding benefit.

     A call the Fund writes on a foreign  currency is "covered" if the Fund owns the  underlying  foreign  currency  covered by the call or has an  absolute  and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration  (or it can do so for  additional  cash  consideration  held in an identified  account by its custodian  bank) upon conversion or exchange of other foreign currency held in its portfolio.

     The Fund  could  write a call on a  foreign  currency  to  provide  a hedge against a decline in the U.S.  dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option.  That decline might be one that occurs due to an expected adverse change in the  exchange  rate.  In those  circumstances,  the Fund covers the option by maintaining cash, U.S.  government  securities or other liquid,  high grade debt securities  in an  amount  equal  to the  exercise  price of the  option,  in an identified account with the Fund's custodian bank.

     o Risks of Hedging with Options and Futures.  The use of hedging strategies requires  special  skills  and  knowledge  of  investment  techniques  that  are different than what is required for normal portfolio management.  If the Manager uses  a  hedging  strategy  at  the  wrong  time  or  judges  market  conditions incorrectly,  hedging  strategies may reduce the Fund's  return.  The Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

     The Fund's option  activities could affect its portfolio  turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the
Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

     The Fund could pay a brokerage  commission each time it buys a call or put, sells a call or put, or buys or sells an  underlying  investment  in  connection with the  exercise  of a call or put.  Those  commissions  could be  higher on a relative  basis  than  the  commissions  for  direct  purchases  or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options could result in the Fund's net asset  values being more  sensitive to changes in the value of the underlying investment.

     If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

     An  option  position  may be  closed  out  only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular  option.  The Fund might experience  losses if it could not close out a position  because of an  illiquid market  for the  future or  option.  There is a risk in using  short  hedging by selling  futures  or  purchasing  puts on  broadly-based  indices  or futures to attempt  to  protect  against  declines  in the  value of the  Fund's  portfolio securities.  The risk is that the prices of the futures or the applicable  index will  correlate  imperfectly  with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the Fund has used derivative instruments  in a short  hedge,  the market  might  advance and the value of the securities  held in the Fund's  portfolio might decline.  If that occurred,  the
Fund  would lose  money on the  derivative  instruments  and also  experience  a decline  in the value of its  portfolio  securities.  However,  while this could occur for a very brief period or to a very small degree,  over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the derivative instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To  compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being  hedged and  movements  in the price of the hedging instruments,  the Fund  might use  derivative  instruments  in a greater  dollar amount than the dollar amount of portfolio  securities being hedged. It might do so if the historical  volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     The Fund can use  derivative  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the  purchase of  individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest in securities  because of concerns  that the market  might  decline  further or for other  reasons,  the Fund will realize a loss on the hedge  position that is not offset by a reduction in the price of the securities purchased.

     o Forward  Contracts.  Forward  contracts  are  foreign  currency  exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed  price.  The Fund  uses  them for  investment  purposes  or for  hedging purposes,  to "lock in" the U.S.  dollar  price of a security  denominated  in a foreign currency that the Fund has bought or sold or to protect against possible losses  from  changes in the  relative  values of the U.S.  dollar and a foreign currency.  The Fund may also use  "cross-hedging"  where the Fund hedges against changes in  currencies  other than the  currency in which a security it holds is denominated.

     Under a forward contract,  one party agrees to purchase,  and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

     The Fund may use forward contracts for investment purposes,  for example to create  synthetic  positions in foreign debt  securities.  The Fund may also use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward  contracts does not eliminate the risk of fluctuations in the prices of the underlying  securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  Although  forward  contracts may reduce the risk of loss from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged  currency increases.

     When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign  currency,  or when it anticipates  receiving  dividend payments in a foreign  currency,  the Fund might  desire to  "lock-in"  the U.S.
dollar  price of the  security or the U.S.  dollar  equivalent  of the  dividend payments.  To do so,  the Fund  might  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved in the  underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a  "transaction  hedge." The  transaction  hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period  between the date on which the  security is  purchased  or sold or on which the payment is  declared,  and the date on which the  payments are made or received.

     The Fund could also use forward  contracts to lock in the U.S. dollar value of  portfolio  positions.  This is  called  a  "position  hedge."  When the Fund believes that a foreign currency might suffer a substantial  decline against the
U.S.  dollar,  it might enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar could suffer a substantial  decline against a foreign  currency,  it could enter into a forward  contract to buy that  foreign  currency  for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar  amount if the Fund believes that the U.S. dollar value of the foreign  currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.
That is referred to as a "cross hedge."

     The Fund will  cover  its short  positions  in these  cases by  segregating assets  having a value equal to the  aggregate  amount of the Fund's  commitment under  forward  contracts.  The Fund will not enter into  forward  contracts  or maintain a net exposure to such contracts if the  consummation  of the contracts would  obligate  the Fund to deliver an amount of foreign  currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

     However,  to avoid excess  transactions and transaction costs, the Fund may maintain  a net  exposure  to  forward  contracts  in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase a call option  permitting  the Fund to purchase the amount of foreign  currency being hedged by a forward sale contract at a price no higher than the forward  contract price.  As another  alternative, the Fund may  purchase  a put option  permitting  the Fund to sell the amount of foreign currency  subject to a forward  purchase  contract at a price as high or higher than the forward contact price.

     The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases,  the Manager  might decide to sell the  security  and  deliver  foreign  currency to settle the  original  purchase obligation.  If the  market  value of the  security  is less than the  amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund  might have to purchase  additional  foreign  currency on the "spot"  (that is, cash) market to settle the security trade.  If the market value of the security  instead exceeds the amount of foreign  currency  the Fund is  obligated to deliver to settle the trade,  the Fund  might  have to sell on the  spot  market  some of the  foreign currency  received  upon  the sale of the  security.  There  will be  additional transaction  costs  on the  spot  market  in  those  cases.  The  projection  of short-term currency market movements is extremely difficult,  and the successful execution  of  a  short-term  hedging  strategy  is  highly  uncertain.  Forward contracts  involve  the risk that  anticipated  currency  movements  will not be accurately predicted,  causing the Fund to sustain losses on these contracts and to pay  additional  transactions  costs.  The use of forward  contracts  in this manner might reduce the Fund's performance if there are unanticipated changes in currency  prices to a greater  degree than if the Fund had not entered into such contracts.

     At or before the maturity of a forward contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the security  and offset its  contractual  obligation  to deliver  the  currency  by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the  currency  that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same  amount of the same  currency  on the  maturity  date of the first contract.  The Fund would  realize a gain or loss as a result of  entering  into such an offsetting forward contract under either circumstance.  The gain or loss will  depend on the  extent  to which the  exchange  rate or rates  between  the currencies  involved moved between the execution dates of the first contract and offsetting contract.

     The costs to the Fund of engaging in forward  contracts varies with factors such as the  currencies  involved,  the  length of the  contract  period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal  basis,  no  brokerage  fees or  commissions  are  involved.
Because these  contracts  are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur  costs in doing  so.  Foreign  exchange  dealers  do not  charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various  currencies.  Thus, a dealer might offer to sell a foreign  currency  to the Fund at one  rate,  while  offering  a lesser  rate of  exchange  if the Fund  desires to resell  that  currency to the dealer.

     o Regulatory  Aspects of Certain  Derivative  Instruments.  The Commodities
Futures  Trading  Commission  (the "CFTC")  recently  eliminated  limitations on futures trading by certain regulated  entities including  registered  investment companies  and  consequently  registered  investment  companies  may  engage  in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion  from  registration  as a commodity  pool  operator  under the
Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment adviser (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this Statement of Additional Information.

     Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum number of options that may be  written or held by a single  investor  or group of  investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities,  including other investment  companies having the same  adviser as the Fund (or an adviser  that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions.  An exchange  may order the  liquidation  of  positions  found to be in violation of those limits and may impose certain other sanctions.

     Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily  marketable  short-term  debt  instruments in an amount equal to the market  value of the  securities  underlying  the future,  less the margin deposit applicable to it.

     o Tax Aspects of Certain Derivative  Instruments.  Certain foreign currency exchange  contracts  in which the Fund may invest are treated as  "Section  1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are  characterized as 60% long-term and 40% short-term capital  gains or losses  under the Code.  However,  foreign  currency  gains or losses arising from Section 1256 contracts that are forward contracts  generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the  Fund  at the  end of  each  taxable  year  are  "marked-to-market,"  and unrealized  gains or losses are  treated  as though  they were  realized.  These contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment company  distributions and for other purposes under rules prescribed  pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

     Certain  forward  contracts the Fund enters into may result in  "straddles"
for federal income tax purposes. The straddle rules may affect the character and timing  of gains  (or  losses)  recognized  by the Fund on  straddle  positions.
Generally,  a loss  sustained  on the  disposition  of a  position  making  up a straddle is allowed  only to the extent that the loss  exceeds any  unrecognized gain in the  offsetting  positions  making up the straddle.  Disallowed  loss is generally  allowed  at the  point  where  there is no  unrecognized  gain in the offsetting  positions  making up the  straddle,  or the  offsetting  position is disposed of.

     Under the Internal  Revenue Code, the following gains or losses are treated as ordinary income or loss:

     (1) gains or losses  attributable  to  fluctuations  in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the
Fund actually collects such receivables or pays such liabilities, and
     (2) gains or losses  attributable to fluctuations in the value of a foreign currency  between the date of  acquisition  of a debt security  denominated in a foreign  currency  or  foreign  currency  forward  contracts  and  the  date  of disposition.

     Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under the
Internal Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

     o Temporary  Defensive and Interim  Investments.  When market,  economic or political  conditions  are  unstable,  or the Manager  believes it is  otherwise appropriate  to reduce  holdings in stocks,  the Fund can invest in a variety of debt  securities  for  defensive  purposes.  The Fund can  also  purchase  these securities  for liquidity  purposes to meet cash needs due to the  redemption of
Fund shares,  or to hold while  waiting to invest cash received from the sale of other portfolio securities. The Fund can buy:

     o high quality, short term money market instruments, including those issued by the U.S Treasury or other government  obligations issued or guaranteed by the
U. S. government or its instrumentalities or agencies,
     o commercial paper (short-term,  unsecured, promissory notes of domestic or foreign  companies)  rated in the three top rating  categories  of a  nationally recognized rating organization,

     o short-term debt obligations of corporate issuers,  rated investment grade
(rated at least Baa by Moody's or at least BBB by Standard  &  Poor's,  or a comparable rating by another rating organization),  or unrated securities judged by the  Manager  to have a  comparable  quality  to  rated  securities  in those categories,
     o certificates of deposit and bankers'  acceptances of domestic and foreign banks and savings and loan  associations,  having  total  assets in excess of $1 billion, and

o        repurchase agreements.

     Short-term debt securities would normally be selected for defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

     o Investment in Other Investment Companies. The Fund can also invest in the securities of other  investment  companies,  which can include  open-end  funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company Act that apply to those types of  investments,  and the following  additional  limitation:  the Fund can not invest in the securities of other registered  investment  companies or registered unit investment  trusts in reliance  on  sub-paragraph  (F) or (G) of section  12(d)(1)  of the  Investment
Company Act. For example,  the Fund can invest in  Exchange-Traded  Funds, which are  typically  open-end  funds or unit  investment  trusts,  listed  on a stock exchange.  The Fund might do so as a way of gaining  exposure to the segments of the equity or fixed-income  markets  represented by the  Exchange-Traded  Funds'
portfolio,  at  times  when  the  Fund  may not be able to buy  those  portfolio securities  directly.  Investing in another  investment  company may involve the payment of  substantial  premiums above the value of such  investment  company's portfolio  securities and is subject to limitations under the Investment Company
Act. The Fund does not intend to invest in other investment companies unless the
Manager  believes  that the  potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a  shareholder  of an  investment company,  the Fund  would be  subject to its  ratable  share of that  investment company's expenses, including its advisory and administration expenses.

     o  Event-Linked  Bonds.  The  Fund  may  invest  in  "event-linked"  bonds.
Event-linked bonds, which are sometimes referred to as "catastrophe"  bonds, are fixed  income  securities  for which the  return of  principal  and  payment  of interest is contingent on the  non-occurrence  of a specific trigger event, such as a  hurricane,  earthquake,  or other  occurrence  that leads to  physical  or economic  loss.  In some  cases,  the  trigger  event will not be deemed to have occurred  unless  the  event is of a  certain  magnitude  (based  on  scientific readings)  or  causes a  certain  measurable  amount  of loss to the  issuer,  a particular  industry  group or a reference  index.  If the trigger  event occurs prior to  maturity,  the Fund may lose all or a  portion  of its  principal  and additional  interest.  The Fund may also invest in similar  bonds where the Fund may lose all or a  portion  of its  principal  and  additional  interest  if the mortality rate in a geographic area exceeds a stated threshold prior to maturity whether or not a particular catastrophic event has occurred.

     Event-linked  bonds  may  be  issued  by  government  agencies,   insurance
companies,  reinsurers,  and financial  institutions,  among other  issuers,  or special purpose vehicles associated with the foregoing. Often event-linked bonds provide for  extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred.  An extension of maturity may increase a bond's volatility.

     Event-linked  bonds may expose the Fund to certain  other risks,  including issuer default, adverse regulatory or jurisdictional interpretations,  liquidity risk and adverse tax consequences.  Lack of a liquid market may result in higher transaction  costs and the possibility  that the Fund may be forced to liquidate positions when it would not be  advantageous  to do so.  Event-linked  bonds are typically  rated  by  one  or  more  nationally  recognized  statistical  rating organization  and the Fund will only invest in event-linked  bonds that meet the credit quality requirements for the Fund.

Other Investment Restrictions

     o What Are "Fundamental  Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments  that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the
Investment  Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

     o 67%  or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
     o more than 50% of the outstanding shares.

     The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of Additional  Information  are
"fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies without shareholder approval.  Significant changes to investment  policies will be described in  supplements  or updates to the Prospectus or this Statement of Additional Information, as appropriate.  The
Fund's most significant investment policies are described in the Prospectus.

o Does  the  Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

     o The Fund cannot make loans except (a) through lending of securities,  (b)
through the purchase of debt  instruments or similar  evidences of indebtedness,
(c) through an inter-fund  lending program with other affiliated  funds, and (d)
through repurchase agreements.

     o The Fund cannot buy or sell real estate.  However,  the Fund can purchase debt  securities  secured by real estate or interests  in real estate  issued by companies, including real estate investment trusts that invest in real estate or interests in real estate.

     o The Fund cannot  underwrite  securities of other  companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act when reselling any securities held in its own portfolio.

     o The Fund cannot  issue  "senior  securities,"  but this does not prohibit certain  investment  activities  for which assets of the Fund are  designated as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover  the  related  obligations.  Examples  of  these  activities  may  include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     o The Fund  cannot  borrow  money in  excess of 33 1/3% of the value of its total assets.  The Fund may borrow only from banks and/or affiliated  investment companies.  The Fund  cannot  make any  investment  at a time  during  which its borrowings  exceed 5% of the value of its total  assets.  With  respect  to this fundamental policy, the Fund can borrow but only if it maintains a 300% ratio of assets  to  borrowings  at all  times in the  manner  set out in the  Investment
Company Act.

     o The Fund cannot concentrate investments.  That means it cannot invest 25%
or more of its total assets in any industry or group of related industries.  The
Fund will not invest 25% or more of its total assets in government securities of any one foreign  country or in debt and equity  securities  issued by  companies organized  under the laws of any one foreign  country.  Obligations  of the U.S.
government,  its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this policy.

o Does the Fund Have  Additional  Restrictions  That Are Not  "Fundamental"
Policies?  The Fund has  additional  operating  policies which are stated below, that is not  "fundamental,"  and which can be changed  by the Board of  Trustees without shareholder approval.

     o The Fund cannot invest in the securities of other  registered  investment companies or registered unit investment  trusts in reliance on sub-paragraph (F)
or (G) of section 12(d)(1) of the Investment Company Act. o The Fund will invest at least 80% of its net assets in bonds.

     For purposes of the Fund's policy not to concentrate its  investments,  the
Fund has adopted industry classifications that are not a fundamental policy.

Non-Diversification    of   the   Fund's    Investments.    The   Fund   is
"non-diversified,"  as defined in the  Investment  Company  Act.  Funds that are diversified have restrictions  against investing too much of their assets in the securities of any one  "issuer."  That means that the Fund may be able to invest more of its  assets in the  securities  of a single  issuer  than a fund that is diversified.

     Being  non-diversified  poses additional  investment risks,  because if the
Fund  invests  more of its assets in fewer  issuers,  the value of its shares is subject to greater  fluctuations  from adverse  conditions  affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated  investment  company"
under the Internal Revenue Code. By qualifying,  it does not have to pay federal income taxes if more than 90% of its earnings are  distributed to  shareholders.
To qualify, the Fund must meet a number of conditions.  First, not more than 25%
of the market value of the Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets,  (1) no more  than 5% of the  market  value of its total  assets  may be invested in the  securities  of a single  issuer,  and (2) the Fund must not own more than 10% of the outstanding  voting securities of a single issuer.  This is not a fundamental policy.

Disclosure  of  Portfolio  Holdings.  The Fund  has  adopted  policies  and procedures  concerning  the  dissemination  of  information  about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and
Transfer   Agent.   These  policies  are  designed  to  assure  that  non-public information  about  portfolio  securities is  distributed  only for a legitimate business  purpose,  and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that  information from being used in a way that could negatively  affect the Fund's  investment  program or enable third parties to use that information in a manner that is harmful to the Fund.

     o Public  Disclosure.  The  Fund's  portfolio  holdings  are made  publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters  in its  semi-annual  and annual  reports to  shareholders,  and in its
Statements of Investments on Form N-Q. Those documents are publicly available at the SEC. In addition,  the top 20 month-end holdings may be posted on the OFI PI website at www.ofiprivateinvestments.com with a 15-day lag. The Fund may release a more  restrictive  list of holdings  (e.g.,  the top five or top 10  portfolio holdings)  or may release no holdings  if that is in the best  interests  of the
Fund and its shareholders.  Other general information about the Fund's portfolio investments,  such as portfolio composition by asset class,  industry,  country, currency, credit rating or maturity, may also be posted.

     Until publicly  disclosed,  the Fund's portfolio  holdings are proprietary, confidential business information. While recognizing the importance of providing
Fund shareholders with information about their Fund's  investments and providing portfolio  information  to a  variety  of  third  parties  to  assist  with  the management,  distribution and administrative  process, the need for transparency must be  balanced  against  the risk that third  parties  who gain access to the
Fund's portfolio  holdings  information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the
Fund is able to obtain in  portfolio  transactions  or the  availability  of the securities that portfolio managers are trading on the Fund's behalf.

     The Manager and its subsidiaries and affiliates,  employees,  officers, and
directors,   shall  neither  solicit  nor  accept  any   compensation  or  other
consideration  (including  any  agreement  to maintain  assets in the Fund or in other investment  companies or accounts managed by the Manager or any affiliated person  of the  Manager)  in  connection  with  the  disclosure  of  the  Fund's non-public portfolio holdings.  The receipt of investment advisory fees or other fees and  compensation  paid to the  Manager  and its  subsidiaries  pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation"
or "consideration"  for these purposes.  It is a violation of the Code of Ethics for any  covered  person to  release  holdings  in  contravention  of  portfolio holdings disclosure policies and procedures adopted by the Fund.

     A list of the top 20  portfolio  securities  holdings  (based  on  invested assets),  listed by  security  or by issuer,  as of the end of each month may be disclosed to third parties  (subject to the procedures  below) no sooner than 15 days after month-end.

     Except under special limited circumstances discussed below, month-end lists of the Fund's  complete  portfolio  holdings  may be  disclosed  no sooner  than
30-days after the relevant  month-end,  subject to the procedures  below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

     o The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

     o Senior  officers  (a Senior  Vice  President  or above) in the  Manager's
Portfolio and Legal  departments must approve the completed  request for release of Fund portfolio holdings; and
     o The  third-party  recipient  must sign the Manager's  portfolio  holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly  available  regarding the Fund's holdings  confidential and agreeing not to trade directly or indirectly based on the information.

     The Fund's  complete  portfolio  holdings  positions may be released to the following  categories of entities or individuals  on an ongoing basis,  provided that such entity or  individual  either (1) has signed an agreement to keep such information  confidential  and not trade on the basis of such information or (2)
is subject to fiduciary  obligations,  as a member of the Fund's Board, or as an employee,  officer  and/or  director of the  Manager,  Distributor,  or Transfer
Agent,  or their  respective  legal  counsel,  not to disclose such  information except in conformity  with these  policies and  procedures  and not to trade for his/her personal account on the basis of such information:

     o Employees of the Fund's Manager,  Distributor and Transfer Agent who need to have access to such  information  (as  determined by senior  officers of such entity),
     o The Fund's independent registered public accounting firm,
     o Members of the Fund's Board and the Board's legal counsel,
     o The Fund's custodian bank,
     o A proxy voting service designated by the Fund and its Board,
     o Rating/ranking organizations (such as Lipper and Morningstar),
     o Portfolio  pricing services  retained by the Manager to provide portfolio security prices, and

 o Dealers,  to obtain bids (price  quotations  if  securities  are not priced by the Fund's regular pricing services).

     Portfolio holdings  information of the Fund may be provided,  under limited circumstances,  to  brokers  and/or  dealers  with whom the Fund  trades  and/or
entities  that  provide  investment   coverage  and/or  analytical   information
regarding the Fund's portfolio,  provided that there is a legitimate  investment reason for  providing  the  information  to the broker,  dealer or other entity.
Month-end portfolio holdings information may, under this procedure,  be provided to vendors providing research  information and/or analytics to the Fund, with at least a 15-day delay after the month end,  but in certain  cases may be provided to a broker or analytical  vendor with a 1-2 day lag to facilitate the provision of requested  investment  information  to the manager to facilitate a particular trade or the  portfolio  manager's  investment  process for the Fund.  Any third party  receiving  such  information  must  first  sign the  Manager's  portfolio
holdings   non-disclosure   agreement  as  a  pre-condition  to  receiving  this
information.

     Portfolio holdings information (which may include information on individual securities  positions  or multiple  securities)  may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio  trading,  and (2) by the members of the Manager's  Security Valuation
Group and Accounting  Departments in connection with portfolio  pricing or other portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and sales)
  o  Brokers  and  dealers  to  obtain  bids or bid and asked  prices  (if securities  held by the Fund are not priced by the Fund's  regular  pricing services)

     o Dealers to obtain price  quotations  where the Fund is not  identified as the owner.

     Portfolio holdings information (which may include information on the Fund's entire  portfolio or  individual  securities  therein) may be provided by senior officers  of the  Manager  or  attorneys  on the  legal  staff  of the  Manager,
Distributor, or Transfer Agent, in the following circumstances:

     o Response to legal  process in  litigation  matters,  such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
     o Response to regulatory  requests for  information  (the SEC, NASD,  state securities regulators, and/or foreign securities authorities,  including without limitation  requests for  information in  inspections or for position  reporting purposes),
     o To potential  sub-advisers  of  portfolios  (pursuant to  confidentiality agreements),
     o To consultants for retirement plans for plan  sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
     o Investment  bankers in connection  with merger  discussions  (pursuant to confidentiality agreements).

     Portfolio  managers and analysts may, subject to the Manager's  policies on communications with the press and other media, discuss portfolio  information in interviews  with members of the media,  or in due diligence or similar  meetings with  clients  or  prospective  purchasers  of Fund  shares  or their  financial intermediary representatives.

     The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity  in the Fund's  portfolio  to meet  redemptions),  receive  redemption proceeds of their Fund shares paid as pro rata shares of securities  held in the
Fund's  portfolio.  In such  circumstances,  disclosure of the Fund's  portfolio holdings may be made to such shareholders.

     Any  permitted   release  of  otherwise   non-public   portfolio   holdings
information  must be in  accordance  with  the  Fund's  then-current  policy  on approved methods for communicating  confidential information,  including but not limited to the Fund's policy as to use of secure e-mail technology.

     The Chief  Compliance  Officer  (the  "CCO")  of the Fund and the  Manager,
Distributor,  and Transfer  Agent shall  oversee the  compliance by the Manager,
Distributor,  Transfer  Agent,  and their  personnel  with  these  policies  and procedures.  At least annually, the CCO shall report to the Fund's Board on such compliance  oversight and on the categories of entities and individuals to which disclosure of portfolio  holdings of the Fund has been made during the preceding year  pursuant to these  policies.  The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make  recommendations  to the Board as to any amendments  that the CCO  believes are  necessary  and  desirable  to carry out or improve  these policies and procedures.

     The Manager and/or the Fund have entered into ongoing  arrangements to make available  information about the Fund's portfolio  holdings.  One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities                                        Fortis Securities                                 Pacific Crest Securities
ABN AMRO                                              Fox-Pitt, Kelton                                  Pacific Growth Equities
AG Edwards                                            Friedman, Billing, Ramsey                         Petrie Parkman
American Technology Research                          Fulcrum Global Partners                           Pictet
Auerbach Grayson                                      Garp Research                                     Piper Jaffray Inc.
Banc of America Securities                            George K Baum & Co.                               Prager Sealy & Co.
Barclays                                              Goldman Sachs                                     Prudential Securities
Bear Stearns                                          HSBC                                              Ramirez & Co.
Belle Haven                                           ING Barings                                       Raymond James
Bloomberg                                             ISI Group                                         RBC Capital Markets
BNP Paribas                                           ITG                                               RBC Dain Rauscher
BS Financial Services                                 Janney Montgomery                                 Research Direct
Buckingham Research Group                             Jefferies                                         Reuters
Caris & Co.                                           JP Morgan Securities                              Robert W. Baird
CIBC World Markets                                    JPP Eurosecurities                                Roosevelt & Cross
Citigroup Global Markets                              Keefe, Bruyette & Woods                           Russell
Collins Stewart                                       Keijser Securities                                Ryan Beck & Co.
Craig-Hallum Capital Group LLC                        Kempen & Co. USA Inc.                             Sanford C. Bernstein
Credit Agricole Cheuvreux N.A. Inc.                   Kepler Equities/Julius Baer Sec                   Scotia Capital Markets
Credit Suisse                                         KeyBanc Capital Markets                           Societe Generale
Cowen & Company                                       Leerink Swan                                      Soleil Securities Group
Daiwa Securities                                      Lehman Brothers                                   Standard & Poors
Davy                                                  Loop Capital Markets                              Stifel Nicolaus
Deutsche Bank Securities                              MainFirst Bank AG                                 Stone & Youngberg
Dresdner Kleinwort Wasserstein                        Makinson Cowell US Ltd                            SWS Group
Emmet & Co                                            Maxcor Financial                                  Taylor Rafferty
Empirical Research                                    Merrill Lynch                                     Think Equity Partners
Enskilda Securities                                   Midwest Research                                  Thomson Financial
Essex Capital Markets                                 Mizuho Securities                                 Thomas Weisel Partners
Exane BNP Paribas                                     Morgan Stanley                                    UBS
Factset                                               Morningstar                                       Wachovia Securities
Fidelity Capital Markets                              Natexis Bleichroeder                              Wescott Financial
Fimat USA Inc.                                        Ned Davis Research Group                          William Blair
First Albany                                          Nomura Securities                                 Yieldbook
Fixed Income Securities

How the Fund is Managed

Organization  and  History.  The  Fund  is  an  open-end,   non-diversified
management  investment  company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in
June, 2006.

     Classes of Shares. The Fund currently has one class of shares. The Trustees are authorized,  without shareholder  approval, to create new series and classes of shares,  to reclassify  unissued shares into additional series or classes and to divide or combine  the  shares of a class into a greater or lesser  number of shares without changing the proportionate  beneficial  interest of a shareholder in the Fund. Shares do not have cumulative  voting rights,  preemptive rights or subscription  rights.  Shares may be voted in person or by proxy at  shareholder meetings.

     Shares of the Fund are freely transferable,  and each share has one vote at shareholder meetings,  with fractional shares voting proportionally,  on matters submitted  to a vote of  shareholders.  Each  share  of the Fund  represents  an interest in the Fund proportionately equal to the interest of each other share.

Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not  required to hold,  and does not plan to hold,  regular  annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least  ten shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an  express  disclaimer  of  shareholder  or  Trustee  liability  for the Fund's obligations.  It also provides for indemnification and reimbursement of expenses out of the Fund's  property for any shareholder  held personally  liable for its obligations.  The  Declaration of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a shareholder  for any act or
obligation   of  the  Fund  and  shall  satisfy  any  judgment  on  that  claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be held  personally  liable as a "partner" under certain  circumstances.  The risk that a Fund shareholder will incur financial loss from being held liable as a  "partner"  of  the  Fund,  however,  is  limited  to  the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund  (and  each  shareholder  of the Fund)  agrees  under  the  Fund's
Declaration  of Trust to look solely to the assets of the Fund for  satisfaction of any  claim or  demand  that may  arise  out of any  dealings  with the  Fund.
Additionally,  the Trustees shall have no personal liability to any such person, except to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees has an Audit Committee,  a Regulatory & Oversight
Committee  and a Governance  Committee.  Each  committee is comprised  solely of
Trustees who are not "interested  persons" under the Investment Company Act (the
"Independent  Trustees").  The members of the Audit Committee are Joel W. Motley
(Chairman), Mary F. Miller, Kenneth A. Randall, Russell S. Reynolds, Jr., Joseph
M.  Wikler  and Peter I.  Wold.  The Audit  Committee  furnishes  the Board with recommendations  regarding  the selection of the Fund's  independent  registered public accounting firm (also referred to as the "independent  Auditors").  Other main functions of the Audit Committee  outlined in the Audit Committee  Charter, include,  but are not  limited  to:  (i)  reviewing  the  scope and  results  of financial  statement audits and the audit fees charged;  (ii) reviewing  reports from the Fund's independent  Auditors  regarding the Fund's internal  accounting procedures and controls;  (iii)  reviewing  reports from the Manager's  Internal
Audit Department;  (iv) maintaining a separate line of communication between the
Fund's  independent  Auditors and the  Independent  Trustees;  (v) reviewing the independence of the Fund's  independent  Auditors;  and (vi)  pre-approving  the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services,  that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the Manager and certain affiliates of the Manager.

     The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman),  Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Joseph M.
Wikler. The Regulatory &  Oversight  Committee  evaluates and reports to the
Board on the Fund's contractual arrangements,  including the Investment Advisory and Distribution Agreements,  transfer agency and shareholder service agreements and custodian  agreements as well as the policies and procedures  adopted by the
Fund to comply with the Investment  Company Act and other  applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

     The  members  of  the   Governance   Committee  are  Phillip  A.  Griffiths
(Chairman),  Matthew  P.  Fink,  Robert G.  Galli,  Mary F.  Miller,  Kenneth A.
Randall,  Russell S. Reynolds,  Jr. and Peter I. Wold. The Governance  Committee
reviews the Fund's  governance  guidelines,  the adequacy of the Fund's Codes of
Ethics,  and develops  qualification  criteria for Board members consistent with the Fund's governance  guidelines,  provides the Board with  recommendations for voting  portfolio  securities  held by the Fund,  and  monitors the Fund's proxy voting, among other duties set forth in the Governance Committee's Charter.

     The  Governance  Committee's  functions  also  include  the  selection  and nomination  of  Trustees,  including  Independent  Trustees  for  election.  The
Governance  Committee may, but need not, consider the advice and  recommendation of the Manager and its affiliates in selecting  nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

     To date,  the  Governance  Committee has been able to identify from its own resources  an ample  number  of  qualified  candidates.  Nonetheless,  under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance  Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance  Committee will consider  nominees  recommended by Independent  Board members or  recommended  by any other  Board  members  including  Board  members affiliated  with the Fund's  Manager.  The Governance  Committee may, upon Board approval,  retain an  executive  search  firm to assist in  screening  potential candidates.  Upon Board  approval,  the  Governance  Committee  may also use the services of legal,  financial, or other external counsel that it deems necessary or desirable in the screening process.  Shareholders wishing to submit a nominee for election to the Board may do so by mailing  their  submission to the offices of OppenheimerFunds,  Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008,  to the attention of the Board of Trustees of Oppenheimer SMA International Bond Fund, c/o the Secretary of the Fund.

     Submissions should, at a minimum, be accompanied by the following:  (1) the name, address, and business,  educational,  and/or other pertinent background of the person being recommended;  (2) a statement  concerning whether the person is an "interested  person" as defined in the Investment  Company Act; (3) any other information  that the Fund would be  required  to  include in a proxy  statement concerning the person if he or she was  nominated;  and (4) the name and address
of  the  person  submitting  the  recommendation   and,  if  that  person  is  a
shareholder,  the period for which that  person held Fund  shares.  Shareholders should note that a person who owns  securities  issued by  Massachusetts  Mutual
Life  Insurance  Company (the parent  company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other
relationships   with   Massachusetts   Mutual  Life  Insurance  Company  or  its
subsidiaries,  with registered broker-dealers,  or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

     The Governance Committee has not established  specific  qualifications that it believes must be met by a trustee nominee.  In evaluating  trustee  nominees,
the  Governance  Committee  considers,   among  other  things,  an  individual's
background,  skills,  and  experience;  whether the individual is an "interested person" as defined in the  Investment  Company Act;  and whether the  individual would be deemed an "audit  committee  financial  expert"  within the  meaning of applicable  SEC rules.  The  Governance  Committee  also  considers  whether the individual's background,  skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no  differences in the manner in which the  Governance  Committee  evaluates nominees  for  trustees  based  on  whether  the  nominee  is  recommended  by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective  and skills  necessary  to  effectively  advance  the  interests  of shareholders.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer Absolute Return Fund                                                Oppenheimer Money Market Fund, Inc.
Oppenheimer AMT-Free Municipals                                                 Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free New York Municipals                                        Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                                                       Oppenheimer Real Estate Fund
Oppenheimer Baring China Fund                                                   Oppenheimer Real Estate Fund
Oppenheimer Baring Japan Fund                                                   Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer California Municipal Fund                                           Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Capital Appreciation Fund                                           Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Developing Markets Fund                                             Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Discovery Fund                                                      Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Dividend Growth Fund                                                Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Emerging Growth Fund                                                Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Emerging Technologies Fund                                          Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Enterprise Fund                                                     Oppenheimer Select Value Fund
Oppenheimer Global Fund                                                         Oppenheimer Series Fund, Inc.
Oppenheimer Global Opportunities Fund                                           Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund                                        Oppenheimer Transition 2015 Fund
Oppenheimer Growth Fund                                                         Oppenheimer Transition 2020 Fund
Oppenheimer International Diversified Fund                                      Oppenheimer Transition 2030 Fund
Oppenheimer International Growth Fund                                           OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Small Company Fund                                    OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Value Fund                                            Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Institutional Money Market Fund, Inc.                               Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Limited Term California Municipal Fund                              Oppenheimer U.S. Government Trust

     In addition to being a Board  member of each of the Board I Funds,  Messrs.
Galli and  Wruble are  directors  or  trustees  of ten other  portfolios  in the
Oppenheimer fund complex.

     Messrs. Steinmetz,  Gillespie, Murphy, Petersen, Szilagyi, Vandehey, Wixted
and Zack and Mss.  Bloomberg  and Ives,  who are officers of the Fund,  hold the same offices with one or more of the other Board I Funds. As of the date of this
Statement of Additional  Information,  the Fund has no shares  outstanding,  and therefore,  none of the  Independent  trustees  owns any shares of the Fund.  In addition,  none of the Independent  Trustees (nor any of their immediate  family members) own securities of either the Manager or the  Distributor of the Board I
Funds or of any entity  directly or  indirectly  controlling,  controlled  by or under common control with the Manager or the Distributor.

     Biographical  Information.  The Trustees and officers, their positions with the Fund,  length of service in such  position(s) and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
("Supervised  Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson  Way,  Centennial,  Colorado  80112-3924.  Each  Trustee  serves  for  an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
Name, Position(s) Held with the   Principal Occupation(s) During the Past 5 Years; Other                         Dollar Range of     Aggregate Dollar Range
                                                                                                                      Shares         Of Shares Beneficially
                                                                                                                   Beneficially       Owned in Supervised
                                  Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex          Owned in       Funds(2)
Fund, Length of Service, Age      Currently Overseen                                                            the Fund(1)
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------

Brian F. Wruble,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September       None                Over $100,000
Chairman of the Board of          1995); Director of Special Value Opportunities Fund, LLC (registered
Trustees since 2007,              investment company) (since September 2004); Investment Advisory Board
Trustee since 2006,               Member of Zurich Financial Services (insurance) (since October 2004); Board
Age: 64                           of Governing Trustees of The Jackson Laboratory (non-profit) (since August

                                  1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment
                                  Partners, LLC (private equity investment) (January 1999-September 2004) and
                                  Managing Principal (1997- December 1998); Trustee of Research Foundation of
                                  AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy
                                  Economics Institute of Bard College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002)
                                  (executive search firm). Oversees 62 portfolios in the OppenheimerFunds complex.
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
Matthew P. Fink,                  Trustee of the Committee for Economic Development (policy research            None                Over $100,000
Trustee since 2006                foundation) (since 2005); Director of ICI Education Foundation (education
Age: 66                           foundation) (October 1991-August 2006); President of the Investment Company
                                  Institute (trade association) (October 1991-June 2004); Director of ICI
                                  Mutual Insurance Company (insurance company) (October 1991-June 2004).
                                  Oversees 52 portfolios in the OppenheimerFunds complex.
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
Robert G. Galli,                  A director or trustee of other Oppenheimer funds. Oversees 62 portfolios in   None                Over $100,000
Trustee since 2006                the OppenheimerFunds complex.
Age: 73

--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
Phillip A. Griffiths,             Distinguished Presidential Fellow for International Affairs (since 2002)      None                None
Trustee since 2006                and Member (since 1979) of the National Academy of Sciences; Council on
Age: 68                           Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W.
                                  Mellon Foundation (since 2001); Chair of Science Initiative Group (since
                                  1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004);
                                  Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                  University (1983-1991). Oversees 52 portfolios in the OppenheimerFunds complex.
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
Mary F. Miller,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October    None                Over $100,000
Trustee since 2006                1998); and Senior Vice President and General Auditor of American Express
Age: 64                           Company (financial services company) (July 1998-February 2003). Oversees 52 portfolios in the OppenheimerFunds complex.
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
Joel W. Motley,                   Managing Director of Public Capital Advisors, LLC (privately held financial   None                Over $100,000
Trustee since 2006                adviser) (since 2006). Director of Columbia Equity Financial Corp.
Age: 54                           (privately-held financial adviser) (since 2002); Managing Director of
                                  Carmona Motley, Inc. (privately-held financial adviser) (since January
                                  2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001); Member of the Finance and
                                  Budget Committee of the Council on Foreign Relations, Member of the
                                  Investment Committee of the Episcopal Church of America, Member of the
                                  Investment Committee and Board of Human Rights Watch and Member of the
                                  Investment Committee of Historic Hudson Valley. Oversees 52 portfolios in the OppenheimerFunds complex.
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
Kenneth A. Randall,               Director of Dominion Resources, Inc. (electric utility holding company)       None                Over $100,000
Trustee since 2006                (February 1972-October 2005); Former Director of Prime Retail, Inc. (real
Age: 79                           estate investment trust), Dominion Energy Inc. (electric power and oil &

                                  gas producer), Lumberman's Mutual Casualty Company, American Motorists
                                  Insurance Company and American Manufacturers Mutual Insurance Company;
                                  Former President and Chief Executive Officer of The Conference Board, Inc.
                                  (international economic and business research). Oversees 52 portfolios in the OppenheimerFunds complex.

--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------

Russell S. Reynolds, Jr.,         Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.")     None                $10,001-$50,000
Trustee since 2006                (corporate governance consulting and executive recruiting) (since 1993);
Age: 75                           Life Trustee of International House (non-profit educational organization);

                                  Former Trustee of The Historical Society of the Town of Greenwich; Former
                                  Director of Greenwich Hospital Association; Founder, Chairman and Chief
                                  Executive Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker
                                  at J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air
                                  Force (1954-1958). Oversees 52 portfolios in the OppenheimerFunds complex.
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
Joseph M. Wikler,                 Director of the following  medical device  companies:  Medintec (since 1992)  None                Over $100,000
Trustee since 2006                and Cathco (since 1996); Director of Lakes Environmental  Association (since
Age: 66                           1996);  Member  of  the  Investment   Committee  of  the  Associated  Jewish
                                  Charities of Baltimore  (since  1994);  Director of  Fortis/Hartford  mutual funds (1994-December  2001).  Oversees 52 portfolios in the OppenheimerFunds complex.
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------
Peter I. Wold,                    President  of  Wold  Oil  Properties,  Inc.  (oil  and gas  exploration  and  None                Over $100,000
Trustee since 2006                production  company) (since 1994);  Vice President of American Talc Company,
Age: 59                           Inc.   (talc  mining  and  milling)   (since  1999);   Managing   Member  of
                                  Hole-in-the-Wall  Ranch  (cattle  ranching)  (since 1979);  Vice  President,
                                  Secretary and Treasurer of Wold Trona  Company,  Inc.  (soda ash  processing and  production)  (1996 - 2006);  Director and Chairman of the Denver Branch
                                  of the Federal  Reserve  Bank of Kansas City  (1993-1999);  and  Director of
                                  PacifiCorp.  (electric utility)  (1995-1999).  Oversees 52 portfolios in the
                                  OppenheimerFunds complex.
--------------------------------- ----------------------------------------------------------------------------- ------------------- -------------------------

     The  address  of Mr.  Murphy is Two World  Financial  Center,  225  Liberty
Street,  11th Floor,  New York,  New York  10281-1008.  Mr.  Murphy  serves as a
Trustee for an indefinite term, or until his resignation,  retirement,  death or removal,  and as an officer  of the Fund for an  indefinite  term,  or until his resignation, retirement, death or removal. Mr. Murphy is an "Interested Trustee"
because  he is  affiliated  with the  Manager by virtue of his  positions  as an officer and director of the Manager and as a shareholder of its parent company.

---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------- ------------------- -------------------------
Name, Position(s) Held with      Principal Occupation(s) During the Past 5 Years; Other                            Dollar Range of     Aggregate Dollar Range
                                                                                                                        Shares
                                                                                                                     Beneficially      Of Shares Beneficially
                                 Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex             Owned in         Owned in Supervised
Fund, Length of Service, Age     Currently Overseen                                                                  the Fund(1)              Funds(2)
-------------------------------- -------------------------------------------------------------------------------- ------------------- -------------------------
-------------------------------- -------------------------------------------------------------------------------- -------------------- ------------------------

John V. Murphy,                  Chairman, Chief Executive Officer and Director (since June 2001) and President   None                 Over $100,000
President and Principal          (since September 2000) of the Manager; President and a director or trustee of
Executive Officer since 2006     other Oppenheimer funds; President and Director of Oppenheimer Acquisition
and Trustee since 2006           Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 57                          Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
                                 July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                 Manager) (since November 2001); Chairman and Director of Shareholder Services,
                                 Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                 Legacy Program (charitable trust program established by the Manager) (since
                                 July 2001); Director of the following investment advisory subsidiaries of the
                                 Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                 Corporation, Trinity Investment Management Corporation and Tremont Capital
                                 Management, Inc. (since November 2001), HarbourView Asset Management
                                 Corporation and OFI Private Investments, Inc. (since July 2001); President
                                 (since November 1, 2001) and Director (since July 2001) of Oppenheimer Real
                                 Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life
                                 Insurance Company (OAC's parent company) (since February 1997); Director of
                                 DLB Acquisition Corporation (holding company parent of Babson Capital
                                 Management LLC) (since June 1995); Member of the Investment Company
                                 Institute's Board of Governors (since October 3, 2003); Chief Operating
                                 Officer of the Manager (September 2000-June 2001); President and Trustee of
                                 MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                                 Company (September 1999-August 2000); President, Chief Executive Officer and
                                 Director of MML Bay State Life Insurance Company (September 1999-August 2000);
                                 Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 99
                                 portfolios in the OppenheimerFunds complex.

-------------------------------- -------------------------------------------------------------------------------- -------------------- ------------------------

     (1) As of the date of this  Statement of Additional  Information,  the Fund has no shares outstanding.
     (2) As of December 31, 2006.

     The  addresses  of the  officers  in the chart  below are as  follows:  for
Messrs.  Steinmetz,  Gillespie,  and Zack and Ms. Bloomberg, Two World Financial
Center, 225 Liberty Street, New York, New York 10281-1008; for Messrs. Petersen,
Szilagyi,  Vandehey,  and Wixted and Ms. Ives,  6803 S. Tucson Way,  Centennial,
Colorado 80112-3924.  Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                        Other Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with the Fund,        Principal Occupation(s) During Past 5 Years
Length of Service, Age
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
Arthur P. Steinmetz,                         Senior Vice President of the Manager (since March 1993) and of HarbourView Asset Management Corporation (since March 2000).
Vice President and Portfolio Manager since   An officer of 3 portfolios in the OppenheimerFunds complex.
2006
Age: 48
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
Mark S. Vandehey,                            Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice President of OppenheimerFunds
Vice President and Chief Compliance          Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983). Former Vice
Officer since 2006                           President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 99 portfolios in the
Age: 56                                      OppenheimerFunds complex.

-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
Brian W. Wixted,                             Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset
Treasurer and Principal Financial &          Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Accounting Officer since 2006                Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
Age: 47                                      2000), OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                             Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the
                                             Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                             Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),Centennial Asset Management
                                             Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                             Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 99 portfolios in the OppenheimerFunds complex.
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
Brian Petersen,                              Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007);
Assistant Treasurer since 2006               Manager/Financial Product Accounting of the Manager (November 1998-July 2002). An officer of 99 portfolios in the
Age: 36                                      OppenheimerFunds complex.

-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
Brian C. Szilagyi,                           Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and Compliance of First Data
Assistant Treasurer since 2006               Corporation (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of
Age: 37                                      Mutual Fund Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 99 portfolios in the
                                             OppenheimerFunds complex.
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
Robert G. Zack,                              Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and
Secretary since 2006                         Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since
Age: 58                                      December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001);
                                             Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since
                                             November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer
                                             Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                             Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc.
                                             (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust
                                             Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia)
                                             Limited (since December 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                             2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                             following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                             2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 99 portfolios in the
                                             OppenheimerFunds complex.
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
Kathleen T. Ives,                            Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003) of the Manager; Vice
Assistant Secretary since 2006               President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial
Age: 41                                      Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc.
                                             (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                             December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 99 portfolios in the
                                             OppenheimerFunds complex.
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
Lisa I. Bloomberg,                           Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April 2001-April 2004),
Assistant Secretary since 2006               Associate General Counsel (December 2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant General
Age: 39                                      Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 99 portfolios in the OppenheimerFunds complex.
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------
Phillip S. Gillespie,                        Senior Vice President and Deputy General Counsel of the Manager (since September 2004); Mr. Gillespie held the following
Assistant Secretary since 2006               positions at Merrill Lynch Investment Management: First Vice President (2001-September 2004); Director (2000-September 2004)
Age: 43                                      and Vice President (1998-2000). An officer of 99 portfolios in the OppenheimerFunds complex.

-------------------------------------------- ------------------------------------------------------------------------------------------------------------------------------

     Remuneration of the Officers and Trustees.  The officers and the Interested
Trustee of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. It is estimated  that the  Independent  Trustees of the Fund will receive the  Aggregate  Compensation  from the Fund shown below for serving as a trustee and member of a committee  (if  applicable),  with respect to the period from the Fund's inception through September 30, 2007, its first fiscal year end.
The total compensation, including accrued retirement benefits, from the Fund and fund  complex  represents  compensation  received  for  serving as a Trustee and member of a committee  (if  applicable)  of other funds in the  OppenheimerFunds complex during the calendar year ended December 31, 2006. As of the date of this
Statement of Additional Information,  the Independent Trustees have not received any compensation from the Fund.

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
        Name and Other Fund Position(s) (as applicable)      Estimated Aggregate Compensation From      Total Compensation From the Funds and Fund
                                                                         the Funds (1)                                   Complex

                                                              Fiscal Year ended September 30, 2007             Year ended December 31, 2006

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Brian F. Wruble(2)                                                   $19(11)                                    $241,260(3)

      Chairman of the Board
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Clayton K. Yeutter(4)                                                    $0                                        $173,700

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Matthew P. Fink                                                         $14

      Governance Committee Member and Regulatory &                                                                       $113,472
      Oversight Committee Member
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Robert G. Galli                                                         $17
      Governance Committee Member and Regulatory &                                                                    $264,812 (5)
      Oversight Committee Chairman

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Phillip A. Griffiths                                                  $18(6)

      Governance Committee Chairman and Regulatory &                                                                     $150,760
      Oversight Committee Member
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Mary F. Miller                                                       $14(10)

      Audit Committee Member and Governance Committee                                                                    $106,792
      Member
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Joel W. Motley                                                        $15(7)

      Audit Committee Chairman and Regulatory & Oversight                                                                $150,760
      Committee Member
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Kenneth A. Randall                                                      $14

      Audit Committee Member and Governance Committee                                                                    $134,080
      Member
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Russell S. Reynolds, Jr.                                                $14

      Audit Committee Member and Governance Committee                                                                    $110,120
      Member
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Joseph M. Wikler                                                      $14(8)
      Audit Committee Member and Regulatory & Oversight                                                                  $99,080
      Committee Member

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Peter I. Wold                                                          $14(9)

      Audit Committee Member and Governance Committee
      Member                                                                                                             $99,080
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

     (1) "Estimated  Aggregate  Compensation  From the Funds"  includes fees and deferred compensation, if any, for a Trustee.

     (2) Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
     (3)  Includes  $135,500  paid to Mr.  Wruble for  serving as a director  or trustee of 10 other  Oppenheimer funds (at December 31, 2006) that are not Board
I Funds.
     (4) Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
Funds effective December 31, 2006.
     (5)  Includes  $135,500  paid to Mr.  Galli for  serving as a  director  or trustee of 10 other  Oppenheimer funds (at December 31, 2006) that are not Board
I Funds.

     (6) Includes $18 deferred by Mr. Griffiths under the "Compensation Deferral
Plan" described below.
     (7)  Includes $2 deferred by Mr.  Motley under the  "Compensation  Deferral
Plan" described below.
     (8)  Includes $7 deferred by Mr.  Wikler under the  "Compensation  Deferral
Plan" described below.
     (9)  Includes  $14  deferred by Mr. Wold under the  "Compensation  Deferral
Plan" described below
     (10)  Includes $7 deferred by Ms. Miller under the  "Compensation  Deferral
Plan" described below
     (11) Includes $19 deferred by Mr. Wruble under the  "Compensation  Deferral
Plan" described below

Compensation   Deferral   Plan.   The  Board  of  Trustees  has  adopted  a
Compensation  Deferral Plan for Independent  Trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the amount of compensation deferred and the performance of the selected funds.

     Deferral of the Trustees' fees under the plan will not materially  affect a
Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the  services  of any Trustee or to pay any  particular  level of compensation to any Trustee.  Pursuant to an Order issued by the SEC, a fund may invest in the funds  selected by the Trustee under the plan without  shareholder approval  for the  limited  purpose of  determining  the value of the  Trustee's deferred compensation account.

Major  Shareholders.  As of  the  date  of  this  Statement  of  Additional
Information, the Fund had not commenced operations and OppenheimerFunds, Inc. is the only shareholder of record of the Fund due to its initial  investment of the
"seed money" required for the Fund to commence operations.

The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

Code of Ethics.  The Fund, the Manager and the  Distributor  have a Code of
Ethics.  It is  designed  to detect and  prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.551.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

Portfolio  Proxy  Voting.  The  Fund has  adopted  Portfolio  Proxy  Voting
Policies and Procedures,  which include Proxy Voting Guidelines, under which the
Fund votes proxies  relating to  securities  ("portfolio  proxies")  held by the
Fund.  The  Fund's  primary  consideration  in voting  portfolio  proxies is the financial  interests of the Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote  portfolio  proxies in accordance with  the  Fund's  Proxy  Voting  Guidelines  and to  maintain  records  of such portfolio  proxy voting.  The  Portfolio  Proxy Voting  Policies and  Procedures
include  provisions to address  conflicts of interest that may arise between the
Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the  Manager  manages or  administers  the assets of a pension  plan or other investment  account of the portfolio  company  soliciting  the proxy or seeks to serve in that capacity.  The Manager and its affiliates  generally seek to avoid such conflicts by maintaining  separate  investment decision making processes to prevent the sharing of business  objectives  with  respect to proposed or actual actions regarding  portfolio proxy voting decisions.  Additionally,  the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically  addressed in the Proxy Voting Guidelines,  the Manager will vote the portfolio  proxy in accordance  with the Proxy Voting  Guidelines, provided  that they do not provide  discretion  to the Manager on how to vote on the matter; and (2) if such proposal is not specifically  addressed in the Proxy
Voting  Guidelines  or the Proxy Voting  Guidelines  provide  discretion  to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's  general  recommended  guidelines on the proposal  provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides  an  appropriate  voting  recommendation,  the  Manager  may  retain an independent  fiduciary  to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting  Guidelines'  provisions  with respect to certain routine and non-routine proxy proposals are summarized below: o The Fund generally votes with the  recommendation  of the issuer's  management on routine matters,

     including  ratification of the  independent  registered  public  accounting firm, unless circumstances indicate otherwise.

     o The Fund  evaluates  nominees for director  nominated by  management on a case-by-case basis, examining the following factors,  among others:  Composition of the board and key board committees,  attendance at board meetings,  corporate governance  provisions and takeover activity,  long-term company performance and the nominee's investment in the company.

     o In general,  the Fund opposes  anti-takeover  proposals  and supports the elimination,  or the  ability of  shareholders  to vote on the  preservation  or elimination, of anti-takeover proposals, absent unusual circumstances.
     o The Fund supports  shareholder  proposals to reduce a super-majority vote requirement,  and opposes  management  proposals  to add a  super-majority  vote requirement.
     o The Fund opposes proposals to classify the board of directors.
     o The Fund supports proposals to eliminate cumulative voting.
     o  The  Fund  opposes  re-pricing  of  stock  options  without  shareholder approval.
     o The Fund generally  considers  executive  compensation  questions such as stock option plans and bonus plans to be ordinary  business  activity.  The Fund analyzes  stock option  plans,  paying  particular  attention to their  dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

     The Fund is  required to file Form N-PX,  with its  complete  proxy  voting record  for the 12 months  ended June 30th,  no later than  August  31st of each year.  Once filed,  the Fund's Form N-PX will be available  (i) without  charge, upon request,  by calling the Fund toll-free at  1.800.525.7048  and (ii) on the
SEC's website at www.sec.gov.

The Investment Advisory Agreement. The Manager provides investment advisory and  management  services  to the Fund under an  investment  advisory  agreement between the Manager and the Fund (the "Advisory Agreement"). The Manager selects securities  for the Fund's  portfolio and handles its day-to-day  business.  The portfolio  manager of the Fund is  employed by the Manager and is the person who
is  principally   responsible  for  the  day-to-day  management  of  the  Fund's portfolio.  Other members of the Manager's  Fixed Income  Portfolio Team provide the portfolio manager with counsel and support in managing the Fund's portfolio.

     Under the terms of the  Advisory  Agreement,  the Manager is entitled to an advisory fee equal to an annual rate of 0.48% of the Fund's assets. The Manager, however,  has  contractually  agreed to waive all fees and pay or reimburse  all expenses of the Fund,  except  extraordinary  expenses,  transfer agent fees and fees paid to the Independent Trustees. Although the Fund does not compensate the
Manager directly for its services under the Advisory Agreement,  the Manager may benefit  from the fees  paid by  separately  managed  account  clients  who have retained OFI Private  Investments  Inc. or certain of its  affiliates  to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee"  program.  The Manager is responsible for paying expenses it incurs in providing  advisory  services to the Fund.

     The Advisory Agreement requires the Manager, at its expense, to provide the
Fund with adequate office space,  facilities and equipment. It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration for the Fund.
Under the  Advisory  Agreement,  responsibilities  include the  compilation  and maintenance  of records  with respect to its  operations,  the  preparation  and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     Under the  Advisory  Agreement,  the Fund is required to pay  expenses  not expressly  assumed by the Manager  under the  Advisory  Agreement.  The Advisory
Agreement lists examples of expenses  required to be paid by the Fund. The major categories relate to interest,  taxes,  brokerage  commissions,  fees to certain
Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance  costs,  certain  printing  and  registration  costs and  non-recurring
expenses,   including  litigation  costs.  As  stated  above,  the  Manager  has contractually  agreed to waive all fees and pay or reimburse all expenses of the
Fund, including those payable under the Advisory Agreement, except extraordinary expenses, transfer agent fees and fees paid to the Independent Trustees.

     The Advisory  Agreement states that in the absence of willful  misfeasance, bad  faith,  gross  negligence  in the  performance  of its  duties or  reckless disregard  of its  obligations  and duties  under the  Advisory  Agreement,  the
Manager is not liable for any loss the Fund sustains in connection  with matters to which the Advisory Agreement relates.

     The Advisory Agreement permits the Manager to act as investment adviser for any other  person,  firm or  corporation  and to use the name  "Oppenheimer"  in connection  with other  investment  companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund,  the Manager may  withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Portfolio  Manager.  The Fund's portfolio is managed by Arthur P. Steinmetz
(referred to as the "Portfolio  Manager").  He is the person responsible for the day-to-day management of the Fund's investments.

     o Other  Accounts  Managed.  In addition to managing the Fund's  investment portfolio,  Mr.  Steinmetz  also manages other  investment  portfolios and other accounts  on  behalf of the  Manager  or its  affiliates.  The  following  table provides information  regarding the other portfolios and accounts managed by Mr.
Steinmetz as of June 1, 2007.  No portfolio or account has an advisory fee based on performance:

                                                               Registered Investment Companies   Other Pooled Investment         Other Accounts**
                                                                                                         Vehicles
         ----------------------------------------------------------------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------------------------------------------------------------

         Accounts Managed                                                     6                             3                          None

         ----------------------------------------------------------------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------------------------------------------------------------

         Total Assets Managed*                                            $11,137.4                     $86.7                          None
         *     In millions.
         **   Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics

     As indicated  above,  the  Portfolio  Manager also manages  other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur  whether the  investment  objectives  and strategies  of the other funds and accounts are the same as, or different  from, the Fund's  investment  objectives  and  strategies.  For example he may need to allocate investment  opportunities  between the Fund and another fund or account having similar objectives or strategies,  or he may need to execute transactions for another  fund or account  that could have a negative  impact on the value of securities  held by the Fund. Not all funds and accounts  advised by the Manager have the same management fee. If the management fee structure of another fund or account is more  advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's  compliance  procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably,  and are designed to preclude the portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different  times, the  Portfolio  Manager  may manage  other  funds or  accounts  with  investment objectives and  strategies  similar to those of the Fund, or he may manage funds or accounts with different investment objectives and strategies.

Compensation of the Oppenheimer  Portfolio  Managers.  The Fund's Portfolio
Manager is employed  and  compensated  by the Manager,  not the Fund.  Under the
Manager's   compensation  program  for  its  portfolio  managers  and  portfolio analysts,  their  compensation is based primarily on the investment  performance results of the funds and  accounts  they  manage,  rather than on the  financial success of the Manager.  This is intended to align the  portfolio  managers' and analysts'  interests  with the  success  of the  funds  and  accounts  and their investors.  The  Manager's  compensation  structure  is  designed to attract and retain  highly  qualified  investment  management  professionals  and to  reward individual and team contributions  toward creating shareholder value. As of June
1, 2007, the portfolio  managers'  compensation  consisted of three elements:  a base salary,  an annual  discretionary  bonus and  eligibility to participate in long-term  awards of  options  and  appreciation  rights in regard to the common stock of the Manager's  holding company parent.  Senior  portfolio  managers may also be eligible to participate in the Manager's deferred compensation plan.

     The base pay component of each portfolio  manager is reviewed  regularly to ensure that it reflects the performance of the individual,  is commensurate with the requirements of the particular  portfolio,  reflects any specific competence or specialty of the individual manager, and is competitive with other comparable
positions,   to  help  the  Manager  attract  and  retain  talent.   The  annual
discretionary  bonus is  determined  by senior  management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five  years,  measured  against an  appropriate  benchmark  selected by management.  The  Lipper  benchmark  with  respect  to  the  Fund  is  Lipper  -
International  Income Funds.  Other factors include  management quality (such as style  consistency,  risk  management,  sector  coverage,  team  leadership  and coaching) and organizational  development.  The Portfolio Manager's compensation is not based on the total value of the Fund's  portfolio  assets,  although  the
Fund's  investment  performance  may increase  those  assets.  The  compensation structure  is also  intended  to be  internally  equitable  and  serve to reduce potential  conflicts of interest between the Fund and other funds managed by the
Portfolio  Manager.  The compensation  structure of the other funds and accounts managed by the Portfolio  Manager is the same as the  compensation  structure of the Fund, described above.

     As of the  date of this  SAI,  the  Fund has not  commenced  operating  and therefore the portfolio manager did not own any shares of the Fund.

Brokerage Policies of the Fund

Brokerage  Provisions  of the  Investment  Advisory  Agreement.  One of the
duties of the Manager under the investment  advisory agreement is to arrange the portfolio  transactions for the Fund. The advisory agreement contains provisions relating to the  employment  of  broker-dealers  to effect the Fund's  portfolio transactions.  The Manager is  authorized  by the  advisory  agreement to employ broker-dealers,  including  "affiliated brokers," as that term is defined in the
Investment  Company Act, that the Manager thinks,  in its best judgment based on all  relevant  factors,  will  implement  the policy of the Fund to  obtain,  at reasonable expense,  the "best execution" of the Fund's portfolio  transactions.
"Best execution" means prompt and reliable execution at the most favorable price obtainable  for the services  provided.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Trustees.

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates)  that provide both brokerage and research  services to the Fund. The commissions  paid to those brokers may be higher than another  qualified  broker would  charge,  if  the  Manager  makes  a good  faith  determination  that  the commission is fair and reasonable in relation to the services provided.

Brokerage  Practices  Followed  by  the  Manager.   The  Manager  allocates
brokerage  for the Fund subject to the  provisions  of the  investment  advisory agreement and other applicable rules and procedures described below.

     The   Manager's   portfolio   traders   allocate   brokerage   based   upon
recommendations  from  the  Manager's  portfolio  managers,  together  with  the portfolio  traders'  judgment as to the  execution  capability  of the broker or dealer. In certain  instances,  portfolio managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

     Most securities purchases made by the Fund are in principal transactions at net prices.  The Fund  usually  deals  directly  with the selling or  purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained  by using the  services  of a broker.  Therefore,  the Fund does not
incur  substantial   brokerage  costs.   Portfolio   securities  purchased  from
underwriters  include  a  commission  or  concession  paid by the  issuer to the underwriter in the price of the security.  Portfolio  securities  purchased from dealers  include  a  spread  between  the  bid and  asked  price.  In an  option transaction,  the Fund  ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.

     Other accounts  advised by the Manager have investment  policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund,  which  could  affect  the  supply and price of the securities. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer,  the transactions  under those combined  orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the
Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts  managed by the Manager or its affiliates.  The transactions  under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

     Rule  12b-1  under  the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for  promoting or selling the fund's  shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)  directing  any other  remuneration  to that  broker or  dealer,  such as commissions,  mark-ups,  mark  downs or other  fees  from the  fund's  portfolio transactions,  that were  effected  by another  broker or dealer  (these  latter arrangements  are considered to be a type of "step-out"  transaction).  In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Fund's Board of  Trustees  has  approved  those  procedures)  that  permit the Fund to direct portfolio  securities  transactions  to brokers or dealers  that also promote or sell  shares  of the  Fund,  subject  to  the  "best  execution"  considerations discussed  above.  Those  procedures are designed to prevent:  (1) the Manager's personnel who effect the Fund's portfolio  transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the
Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor
from entering into agreements or understandings  under which the Manager directs or is expected to direct the Fund's brokerage directly,  or through a "step-out"
arrangement,  to any  broker or  dealer in  consideration  of that  broker's  or dealer's  promotion  or sale of the  Fund's  shares or the  shares of any of the other Oppenheimer funds.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other  accounts  advised by the  Manager or its  affiliates.  Investment  research  may be  supplied  to the
Manager by the broker or by a third party at the  instance  of a broker  through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market quotations for portfolio evaluations,  analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     Although  the Manager  currently  does not do so, the Board of Trustees may permit the Manager to use stated  commissions on secondary  fixed-income  agency trades to obtain research if the broker  represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated  commission,  and (iii) the trade is not a riskless principal  transaction.  The Board of Trustees may also permit the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and  comparisons  for  consideration,  and helps the  Manager  to obtain  market information  for the valuation of securities  that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the  commissions  paid to brokers  furnishing  such services, together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

Payments to Fund Intermediaries

     Payments may be made by the Manager or Distributor out of their  respective resources and assets at the  discretion of the Manager  and/or the  Distributor.
These payments are often referred to as "revenue sharing" payments.  These types of payments may reflect compensation for marketing support,  support provided in offering the Fund or other  Oppenheimer  funds through certain wrap fee sponsors and programs, transaction processing or other services.

     The Manager and  Distributor  each may also pay other  compensation  to the extent the payment is not  prohibited by law or by any  self-regulatory  agency, such as the NASD.  Payments are made based on the guidelines  established by the
Manager and Distributor, subject to applicable law.

     These  payments may provide an incentive  to  financial  intermediaries  to actively  market or promote the sale of shares of the Fund or other  Oppenheimer funds, or to support the marketing or promotional  efforts of the Distributor in offering  shares of the Fund or other  Oppenheimer  funds.  You  should ask your wrap-fee sponsor for information about any payments it receives from the Manager or the  Distributor  and any  services  it  provides,  as well as the  fees  and commissions it charges.

     Although  brokers or dealers that sell Fund shares may also act as a broker or dealer in connection  with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a wrap-fee sponsor's sales of shares of the Fund or such other  Oppenheimer  funds is not a consideration  for the Manager when choosing  brokers or dealers to effect  portfolio  transactions for the Fund or such other Oppenheimer funds.

     Revenue  sharing  payments  can  pay  for   distribution-related  or  asset
retention items including, without limitation,

     o  transactional  support,  one-time  charges for setting up access for the
Fund or other  Oppenheimer funds on particular  trading systems,  and paying the wrap-fee sponsor's networking fees;

     o program  support,  such as expenses  related to including the Oppenheimer funds in wrap-fee programs;

     o  placement  on  the  sponsor's   list  of  offered  funds  and  providing
representatives  of the  Distributor  with access to a sponsor's sales meetings, sales representatives and management representatives.

     Additionally,  the  Manager  or  Distributor  may  make  payments  for firm support, such as business planning assistance, advertising, and educating a wrap fee  sponsor's  sales  personnel  about the  Oppenheimer  funds and  shareholder financial planning needs.

ABOUT YOUR ACCOUNT

     How to Buy Shares. The Fund currently offers one class of shares. Shares of the Fund may be purchased  only by or on behalf of  separately  managed  account clients  who have  retained  OFI PI to  manage  their  accounts  pursuant  to an investment  management  agreement with OFI PI and/or a managed  account  program sponsor  as part of a  "wrap-fee"  program.  Investors  cannot  purchase  shares directly from the Fund.

     When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be  recorded  as a book entry on the  records of the Fund.  The
Fund will not issue or re-register physical share certificates.

     Shares of the Fund are sold without a direct sales  charge.  The Fund is an investment option for certain "wrap-fee" program accounts managed by OFI PI, for which OFI PI receives compensation pursuant to an investment advisory agreement.
"Wrap-fee" program  participants pay a "wrap-fee" to the sponsor of the program, which  typically  covers  investment  advice  and  transaction  costs on  trades executed  with the  sponsor or its  affiliates.  You should read  carefully  the
"wrap-fee"  or other  program  brochure  provided  to you by the sponsor or your adviser.  The brochure is required to include information about the fees charged to you, and in the case of a "wrap-fee" program, the fees paid by the sponsor to
OFI PI. You pay no  additional  fees or expenses to purchase or redeem shares of the Fund.

     The Fund or the  Distributor  may  suspend the  continuous  offering of the
Fund's shares at any time in response to conditions in the securities markets or otherwise  and may resume  offering  shares from time to time.  Any order may be rejected by the Fund or the  Distributor.  The  Distributor  is not permitted to withhold placing orders to benefit itself by a price change.

     Determination  of Net Asset Value Per Share.  The NAV per share of the Fund is  determined as of the close of business of the NYSE on each day that the NYSE is open. The  calculation is done by dividing the value of the Fund's net assets by the number of  outstanding  shares.  The NYSE  normally  closes at 4:00 p.m.,
Eastern time, but may close earlier on some other days (for example,  in case of weather  emergencies  or on days falling  before a United States  holiday).  All references  to time in this  Statement of Additional  Information  mean "Eastern time." The NYSE's most recent annual  announcement  (which is subject to change)
states  that it will close on New Year's  Day,  Martin  Luther  King,  Jr.  Day,
Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

     Dealers other than NYSE members may conduct  trading in certain  securities on days on which the NYSE is closed  (including  weekends and holidays) or after
4:00  p.m.  on a  regular  business  day.  Because  the  Fund's  NAV will not be calculated on those days, the Fund's NAV per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally, trading on  European  and Asian stock  exchanges  and  over-the-counter  markets normally is completed before the close of the NYSE.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but  before  the close of the NYSE,  will not be  reflected  in the
Fund's  calculation of its NAV that day unless the Manager  determines  that the event is likely to effect a material  change in the value of the  security.  The
Manager,  or an internal  valuation  committee  established  by the Manager,  as applicable,  may  establish a valuation,  under  procedures  established  by the
Board,  that is subject to the approval,  ratification  and  confirmation by the
Board at its next ensuing meeting after the valuation.

     Securities Valuation.  The Fund's Board has established  procedures for the valuation of the Fund's securities. In general those procedures are as follows:

     o Equity  securities  traded on a U.S.  securities  exchange  are valued as follows:
     (1) if last sale information is regularly reported,  they are valued at the last reported  sale price on the principal  exchange on which they are traded on that day, or

     (2) if last sale information is not available on a valuation date, they are valued at the last  reported sale price  preceding  the valuation  date if it is within the spread of the closing "bid" and "asked"  prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

     o Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:
     (1) at the last sale price available to the pricing service approved by the
Board, or
     (2) at the last sale price  obtained by the Manager  from the report of the principal  exchange on which the security is traded at its last trading  session on or immediately before the valuation date, or

     (3) at the mean  between the "bid" and  "asked"  prices  obtained  from the principal  exchange  on  which  the  security  is  traded  or,  on the  basis of reasonable inquiry, from two market makers in the security.

     o Long-term  debt  securities  having a remaining  maturity in excess of 60 days  are  valued  based  on the mean  between  the  "bid"  and  "asked"  prices determined  by a  portfolio  pricing  service  approved  by the Fund's  Board or obtained by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry.

     o The  following  securities  are valued at the mean  between the "bid" and
"asked" prices  determined by a pricing service  approved by the Fund's Board or obtained by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry:

     (1) debt  instruments  that  have a  maturity  of more  than 397 days  when issued,
     (2) debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and
     (3) non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

     o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
     (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less, and
     (2) debt  instruments  held by a money  market  fund that have a  remaining maturity of 397 days or less.

     Securities (including  restricted  securities) not having readily available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board.  The  pricing  service  may use  "matrix"  comparisons  to the prices for comparable  instruments  on the  basis of  quality,  yield and  maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by  municipal  securities).  The Manager  will  monitor the accuracy of the pricing services. The monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

     The closing prices in the New York foreign  exchange market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency,  including forward contracts, and to convert securities denominated in foreign currency into U.S. dollar values.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded as determined by a pricing service approved by the Board or by the  Manager.  If there  were no sales  that day,  they shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the closing "bid" and "asked" prices on the principal  exchange on the valuation  date.  If not,  the  value  shall  be the  closing  bid  price on the principal  exchange on the  valuation  date.  If the put,  call or future is not traded on an exchange,  it shall be valued by the mean between "bid" and "asked"
prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

     Cancellation  of Purchase  Orders.  Cancellation of purchase orders for the
Fund's shares (for example,  when a purchase check is returned  unpaid) causes a loss to be incurred when the NAV of the Fund's shares on the  cancellation  date is less  than on the  purchase  date.  That  loss is equal to the  amount of the decline in the NAV per share  multiplied by the number of shares in the purchase order.  The  investor,  through  his  or  her  "wrap-fee"  program  sponsor,  is responsible for that loss. If the "wrap-fee"  program sponsor,  on behalf of the investor, fails to compensate the Fund for the loss, the Distributor will do so.
The Fund may reimburse the Distributor for that amount by redeeming  shares from any account  registered in that investor's  name, or the Fund or the Distributor may seek other redress.

     How to Sell  Shares.  The  information  below  supplements  the  terms  and conditions for redeeming  shares set forth in the  Prospectus.  There will be no charge for redeeming shares of the Fund.

     Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for  business  on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's  next  regular  business  day  following  the redemption.  In those circumstances,  the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

     Payments "In Kind". The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. Under certain circumstances, however, the Board may determine  that it would be  detrimental  to the best interests of the  remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio  of the Fund,  in lieu of cash.  If shares are  redeemed in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net  Asset  Value Per  Share."  That
valuation will be made as of the time the redemption price is determined.

     Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption  of the  shares  held in any  account  if the aggregate  net asset  value of those  shares  is less  than $200 or such  lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an  account if the  aggregate  net asset  value of such  shares has fallen below the stated  minimum solely as a result of market  fluctuations.  If the Board exercises this right, it may also fix the  requirements for any notice to be given to the  shareholders in question (not less than 30 days) through the
"wrap-fee"  sponsor.  The  Board  may  alternatively  set  requirements  for the shareholder  to increase the  investment,  or set other terms and  conditions so that the shares would not be involuntarily redeemed.

Dividends, Capital Gains and Taxes

Dividends and  Distributions.  The Fund does not have a fixed dividend rate and  there  can be no  assurance  as to the  payment  of  any  dividends  or the realization of any capital gains.  The dividends and  distributions  paid by the
Fund will vary depending on market  conditions and the composition of the Fund's portfolio.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Fund's  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations  generally  affecting the Fund and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.  State and local tax treatment of ordinary income  dividends and capital gain dividends from regulated investment companies may differ from the treatment under the IRC described  below.  Potential  purchasers of shares of the Fund are urged to consult  their tax advisers  with  specific  reference to their own tax circumstances as well as the consequences of federal,  state and local tax rules affecting an investment in the Fund.

     Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the IRC. As a RIC, the  Fund  is not  subject  to  federal  income  tax on the  portion  of its net investment  income (that is,  taxable  interest,  dividends,  and other  taxable ordinary  income,  net of  expenses)  and capital  gain net income (that is, the excess of net long-term  capital gains over net short-term  capital losses) that it distributes to  shareholders.  This  qualification  enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.  This avoids a "double  tax" on that income and capital  gains, since  shareholders  normally  will be taxed on the  dividends and capital gains they receive  from the Fund  (unless  their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

     The IRC contains a number of complex tests relating to  qualification  as a
RIC that the Fund might not meet in a particular  year. If it did not qualify as a RIC, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.  To qualify as a RIC, the Fund must  distribute at least 90% of its investment  company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term  capital loss) for the taxable year.  The Fund must also satisfy  certain  other  requirements  of the IRC,  some of which are  described below.  Distributions  by the Fund  made  during  the  taxable  year  or,  under specified  circumstances,  within 12 months after the close of the taxable year, will be  considered  distributions  of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a RIC,  the Fund must derive at least 90% of its gross income from dividends,  interest,  certain  payments with respect to securities  loans, gains  from the sale or other  disposition  of stock or  securities  or  foreign currencies (to the extent such currency gains are directly  related to the RIC's principal  business of investing in stock or  securities),  certain other income
(including,  but  not  limited  to,  gains  from  options,  futures  or  forward contracts)  derived  with  respect to its  business of  investing in such stock, securities or  currencies  and net income  derived from  interests in "qualified publicly  traded  partnerships"  (i.e.,  partnerships  that  are  traded  on  an established  securities  market or tradable on a  secondary  market,  other than partnerships that derive 90% of their income from interest,  dividends,  capital gains, and other traditional permitted mutual fund income).

     In addition to satisfying the  requirements  described above, the Fund must satisfy an asset  diversification  test in order to qualify as a RIC. Under that test,  at the close of each quarter of the Fund's  taxable year, at least 50% of the value of the Fund's  assets must  consist of cash and cash items  (including
receivables),   U.S.  government  securities,   securities  of  other  regulated
investment  companies,  and  securities  of other  issuers.  As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in  securities  of each such issuer and the Fund must not hold more than 10% of the outstanding  voting securities of each such issuer. No more than
25% of the value of its total  assets may be invested in the  securities  of any one issuer  (other  than U.S.  government  securities  and  securities  of other regulated investment companies),  in two or more issuers which the Fund controls and which are  engaged in the same or  similar  trades or  businesses  or in the securities of one or more qualified publicly traded  partnerships.  For purposes
of  this  test,   obligations  issued  or  guaranteed  by  certain  agencies  or instrumentalities  of  the  U.S.  government  are  treated  as  U.S.  government securities

     Fund  investments in partnerships,  including in qualified  publicly traded partnerships,  may result in the Fund's being subject to state, local or foreign income, franchise or withholding tax liabilities.

     Excise Tax on Regulated Investment Companies. Under the IRC, by December 31
each year, the Fund must distribute 98% of its taxable  investment income earned from January 1 through  December 31 of that year and 98% of its capital gain net income  realized in the period from November 1 of the prior year through October
31 of the current  year.  If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated  that the Fund will meet those requirements.  To meet this requirement, in certain circumstances the Fund might  be  required  to  liquidate  portfolio  investments  to  make  sufficient distributions  to avoid excise tax  liability.  The Board and the Manager  might determine in a particular year, however,  that it would be in the best interests of  shareholders  for the Fund not to make such  distributions  at the  required levels and to pay the excise tax on the undistributed amounts. That would reduce
the  amount  of  income  or  capital  gains   available  for   distribution   to
shareholders.

     Taxation  of  Fund   Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Special  provisions  of the  IRC  govern  the  eligibility  of  the  Fund's dividends  for the  dividends-received  deduction  for  corporate  shareholders.
Long-term capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify  for the  deduction  is limited to the aggregate  amount of qualifying  dividends  that the Fund derives from portfolio investments that the Fund has held for a minimum period,  usually
46 days.  A corporate  shareholder  will not be eligible  for the  deduction  on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term  gains  from  the  sale  of  securities  or  dividends  from  foreign corporations, those dividends will not qualify for the deduction.

     Special rules also apply to regular  dividends paid to individuals.  Such a dividend,  with respect to taxable  years  beginning  on or before  December 31,
2010,  may be  subject to tax at the rates  generally  applicable  to  long-term capital gains for  individuals  (currently  at a maximum rate of 15%),  provided that the individual  receiving the dividend satisfies certain holding period and other  requirements.  Dividends  subject to these special rules are not actually treated as capital gains,  however, and thus are not included in the computation of an  individual's  net  capital  gain and  generally  cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the Fund to an individual in a particular taxable year if 95% or more of the Fund's gross income  (ignoring  gains  attributable to the sale of stocks and securities  except to the extent net short-term  capital gain from such sales  exceeds  net  long-term  capital  loss from such sales) in that taxable year is attributable to qualified  dividend income received by the Fund;
or (ii) the portion of the regular  dividends  paid by the Fund to an individual in a particular  taxable year that is attributable to qualified  dividend income received by the Fund in that  taxable  year if such  qualified  dividend  income accounts  for  less  than  95%  of  the  Fund's  gross  income  (ignoring  gains attributable  to the sale of stocks  and  securities  except to the  extent  net short-term  capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, "qualified dividend income"
generally   means  income  from  dividends   received  by  the  Fund  from  U.S.
corporations  and  qualified  foreign  corporations,   provided  that  the  Fund
satisfies  certain  holding period  requirements in respect of the stock of such corporations  and has not hedged  its  position  in the stock in  certain  ways.
However,  qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by the Fund from a real estate investment trust or another RIC generally are qualified  dividend income only to the extent the dividend  distributions are made out of qualified dividend income received  by such real  estate  investment  trust or other  RIC.  In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income.  If a shareholder  elects to treat Fund dividends as investment income  for  purposes  of the  limitation  on the  deductibility  of  investment interest, such dividends would not be a qualified dividend income.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts.  If net long-term  capital gains are  distributed  and  designated as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term capital gain and will be properly  identified in reports sent to shareholders in
January  of each  year.  Such  treatment  will  apply  no  matter  how  long the shareholder  has held his or her shares or whether that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata  share of such gain on their tax return as  long-term  capital  gain,  will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the
Fund on the gain,  and will  increase  the tax basis  for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income  that may be received  by the Fund from  sources  within foreign  countries may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties  with many foreign  countries  that entitle the Fund to a reduced rate of, or exemption from,  taxes on such income.
The Fund may be subject to U.S. federal income tax, and an interest  charge,  on certain  distributions  or gains  from the sale of shares  of a foreign  company considered  to be a PFIC,  even if those  amounts are paid out as  dividends  to shareholders.

     If the  Fund  were to  invest  in a PFIC and  elect to treat  the PFIC as a
"qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund  might be  required  to  include  in income  each year a portion of the ordinary earnings and net capital gains of the qualified  electing fund, even if not  distributed  to the Fund,  and such amounts would be subject to the 90% and excise tax  distribution  requirements  described  above.  In order to make this election,  the Fund would be required to obtain certain annual  information from the PFICs in which it invests, which may be difficult or impossible to obtain.

     Alternatively, the Fund may make a mark-to-market election that will result in the Fund being  treated as if it had sold and  repurchased  its PFIC stock at the end of each  year.  In such case,  the Fund  would  report any such gains as ordinary  income and would  deduct  any such  losses as  ordinary  losses to the extent of previously  recognized gains. The election must be made separately for each  PFIC  owned  by the Fund  and,  once  made,  would  be  effective  for all subsequent  taxable years,  unless revoked with the consent of the U.S. Internal
Revenue Service. By making the election,  the Fund could potentially  ameliorate the adverse tax consequences  with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize  income in excess of the distributions it receives from PFICs and its proceeds from  dispositions of PFIC stock. The Fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

     So  long  as  the  Fund  qualifies  as  a  RIC,  if  certain   distribution
requirements  are  satisfied  and more than 50% of the value of the Fund's total assets at the close of any  taxable  year  consists of stocks or  securities  of foreign corporations, the Fund may elect for U.S. federal income tax purposes to treat any foreign income taxes paid by it as paid by its stockholders.  The Fund may qualify for and make this election in some, but not necessarily  all, of its taxable  years.  If the Fund makes the  election,  the amount of foreign  income taxes paid by the Fund would be included in the income of its  stockholders  and each stockholder  would be entitled  (subject to certain  limitations) to credit the amount included in his income against such  stockholder's  United States tax due,  if any, or to deduct such  amount  from such  shareholder's  U.S.  taxable income, if any. Shortly after any year for which it makes such an election,  the
Fund will report to its  stockholders  the amount per share of such  foreign tax that must be included in each  stockholder's  gross  income and the amount which will be available for deduction or credit.  In general,  a stockholder may elect each year whether to claim deductions or credits for foreign taxes.  However, no deductions  for foreign taxes may be claimed by a noncorporate  stockholder  who does not itemize  deductions.  If a stockholder  elects to credit foreign taxes, the  amount of credit  that may be  claimed  in any year may not exceed the same proportion  of the U.S.  tax  against  which  such  credit  is taken  which  the stockholder's  taxable  income from foreign  sources bears to his entire taxable income.  This  limitation  may be applied  separately  to certain  categories of income and the related foreign taxes. However, this limitation will not apply to an individual if, for the taxable year,  the entire amount of such  individual's gross income from  sources  outside of the U.S.  consists of  qualified  passive income, the amount of creditable foreign taxes accrued or paid by the individual does not exceed  $300 ($600 in the case of a joint  return)  and the  individual elects to be exempt from the limitation. As a general rule, if the Fund has made the appropriate  election,  a stockholder may treat as foreign source income the portion of any dividend paid by the Fund which  represents  income  derived from sources within foreign countries. Capital gains realized by the Fund on the sale of  foreign  securities  and other  foreign  currency  gains of the Fund will be considered  to be  U.S.-source  income  and,  therefore,  the portion of the tax credit passed  through to  shareholders  that is  attributable  to such gains or distributions  might not be usable by other  shareholders  without other foreign source income.

     Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the U.S. Internal Revenue Service (the "IRS").

Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  Any capital loss arising from the  redemption of shares held for six months or less,  however,  will be treated as a  long-term  capital loss to the extent of the amount of capital  gain  dividends  received  on those shares.  Special  holding  period  rules  under  the IRC  apply in this  case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

     If a shareholder  recognizes a loss with respect to the Fund's shares of $2 million  or more for an  individual  shareholder  or $10  million  or more for a corporate shareholder,  the shareholder must file with the U.S. Internal Revenue
Service a disclosure  statement on Form 8886.  Direct  shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance,  shareholders of a RIC are not exempted.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the  taxpayer's  treatment  of the loss is proper.  Shareholders  should consult their tax advisers to determine the  applicability of these  regulations in light of their individual circumstances.

Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a  foreign  trust,  a  foreign  estate,  a  foreign  corporation,  or a  foreign partnership)  primarily  depends on whether the foreign person's income from the
Fund is  effectively  connected  with the conduct of a U.S.  trade or  business.
Typically,  ordinary income dividends paid from a mutual fund are not considered
"effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
Any tax  withheld  by the  Fund is  remitted  by the Fund to the  United  States
Treasury and all income and any tax withheld is identified in reports  mailed to shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.  If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income  dividends, capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign  person.  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         For  taxable  years   beginning   before  January  1,  2008,   properly
designated   dividends   are  generally   exempt  from  United  States   federal
withholding tax on non-resident  aliens when they (i) are paid in respect of the
Fund's  "qualified  net  interest  income"  (generally,  the Fund's U.S.  source interest  income,  other than certain  contingent  interest  and  interest  from obligations  of a corporation or partnership in which the Fund is at least a 10%
shareholder,  reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund's "qualified  short-term  capital gains" (generally, the excess of the Fund's net short-term  capital gain over the Fund's  long-term capital loss for such taxable year).  However,  depending on its  circumstances, the Fund may designate all, some or none of its potentially  eligible  dividends as such qualified net interest income or as qualified  short-term capital gains, and/or  treat  such  dividends,  in  whole or in part,  as  ineligible  for this exemption  from  non-resident  alien  withholding.  In order to qualify for this exemption  from  withholding,  a non-U.S.  shareholder  will need to comply with
applicable   certification   requirements   relating  to  its  non-U.S.   status
(including,  in general,  furnishing an IRS Form W-8BEN or substitute  Form). In the case of shares held through an  intermediary,  the intermediary may withhold even if the Fund  designates  the payment as qualified  net  interest  income or qualified  short-term capital gain.  Non-U.S.  shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

         Special rules apply to foreign persons who receive  distributions  from the Fund that are  attributable  to gain from  "U.S.  real  property  interests"
("USRPIs").  The Code defines  USRPIs to include  direct  holdings of U.S.  real property  and any  interest  (other  than an interest  solely as a creditor)  in
"U.S.  real  property  holding  corporations."  The  Code  defines  a U.S.  real property holding  corporation as any corporation  whose USRPIs make up more than
50% of the fair  market  value of its USRPIs,  its  interests  in real  property located  outside the United States,  plus any other assets it uses in a trade or business.  In  general,  the  distribution  of  gains  from  USRPIs  to  foreign shareholders is subject to U.S.  federal income tax withholding at a rate of 35%
and obligates such foreign  shareholder to file a U.S. tax return. To the extent a distribution  to a foreign  shareholder is attributable to gains from the sale or exchange of USRPIs  recognized by a Real Estate  Investment Trust ("REIT") or
(until  December 31, 2007) a RIC, the Code treats that gain as the  distribution of gain from a USRPI to a foreign  shareholder  which  would be  subject to U.S.
withholding  tax of 35% and would result in U.S. tax filing  obligations for the foreign shareholder.

         A foreign  shareholder,  however,  achieves  a  different  result  with respect  to the  gains  from the sale of  USRPIs if the REIT or RIC is less than
50% owned by foreign persons at all times during the testing period,  or if such gain is  realized  from  the  sale  of any  class  of  stock  in a REIT  that is regularly traded on an established  United States securities market and the REIT shareholder  owned less than 5% of such  class of stock at all times  during the
1-year period ending on the date of the  distribution.  In such event, the gains are treated as dividends paid to a non-U.S. shareholder.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described in this Statement of Additional  Information.  Foreign shareholders are urged to consult their own tax advisers or the IRS with respect to the particular tax  consequences to them of  an  investment  in  the  Fund,  including  the  applicability  of  the  U.S.
withholding taxes described above.

Additional Information About the Fund

The Distributor.  OppenheimerFunds  Distributor,  Inc., a subsidiary of the
Manager,  acts as the Fund's  principal  underwriter  in the  continuous  public offering of the Fund's shares.  Under its General  Distributor's  Agreement with the Fund, the  Distributor  bears the expenses  normally  attributable to sales, including advertising and the cost of printing and mailing the prospectus, other than those furnished to existing shareholders.  The Distributor is not obligated to sell a specific number of shares. The Manager has contractually agreed to pay or  reimburse  the Fund for all fees and  expenses  payable  under  the  General
Distributor's  Agreement.  The Distributor also distributes  shares of the other
Oppenheimer  funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The  Custodian.  J.P.  Morgan  Chase  Bank is the  custodian  of the Fund's assets. The custodian's  responsibilities  include  safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash balances with the custodian in excess of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured  balances at times may be substantial.  The Manager has  contractually agreed to pay or  reimburse  the Fund for all fees and  expenses  payable to the
Custodian.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account fee. It also acts as transfer agent or shareholder  servicing agent for the other Oppenheimer  funds. The Manager has contractually  agreed to pay or  reimburse  the Fund for all fees and  expenses  payable to the  Transfer
Agent.

Independent  Registered  Public  Accounting  Firm.  KPMG LLP  serves as the independent  registered public accounting firm for the Fund. KPMG LLP will audit the Fund's financial  statements and perform other related audit services.  KPMG
LLP also  acts as the  independent  registered  public  accounting  firm for the
Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit  services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

Legal Counsel.  Mayer, Brown, Rowe & Maw LLP serves as legal counsel to the Fund.

           Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Oppenheimer SMA International Bond Fund:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer  SMA  International  Bond Fund as of May 11,  2007,  and the related statements of  operations  and changes in net assets for the period from June 5,
2006 through May 11, 2007. These financial  statements are the responsibility of the  Fund's  management.  Our  responsibility  is to express an opinion on these financial statements based on our audit.

     We  conducted  our audit in  accordance  with the  standards  of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial  statements  are free of  material  misstatement.  An  audit  includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used  and  significant  estimates  made  by  management,  as well as evaluating the overall  financial  statement  presentation.  We believe that our audit provides a reasonable basis for our opinion.

     In our opinion,  the financial statements referred to above present fairly,
in  all  material   respects,   the  financial   position  of  Oppenheimer   SMA
International  Bond Fund as of May 11, 2007,  and the results of its  operations and changes in its net assets for the period  from June 5, 2006  through May 11,
2007, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
____________
KPMG LLP

Denver, Colorado
May 23, 2007

----------------------------------------------------------------------------------------------------------------------------------------------------------

                    Oppenheimer SMA International Bond Fund
                      Statement of Assets and Liabilities
                                  May 11, 2007                                                                          Total

----------------------------------------------------------------------------------------------------------------------------------------------------------

ASSETS:
Cash                                                                                                                  $100,000
Receivables from Adviser                                                                                                 9,500
Total Assets                                                                                                           109,500

LIABILITIES:
Payable for organization and initial offering costs                                                                      9,500

                                                                                                                      ________
Net Assets                                                                                                            $100,000

COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                                                            $10
Additional paid-in capital                                                                                              99,990
Net Assets                                                                                                            $100,000

NET ASSETS-Applicable to 10,000.00 shares of beneficial
interest outstanding, $0.001 par value, unlimited authorized                                                          $100,000

NET ASSET VALUE PER SHARE (net assets divided by 10,000
Shares of beneficial interest)                                                                                        $10.00

See accompanying notes to Financial Statements

                                      Oppenheimer SMA International Bond Fund
                                              Statement of Operations
                   For the period from June 5, 2006 (date of organization) through May 11, 2007

INVESTMENT INCOME:                                                                                                    $  -___

EXPENSES:
Organizational and initial offering costs                                                                              9,500_

Less: Reimbursement of expenses by the Adviser                                                                        (9,500)

NET INVESTMENT INCOME                                                                                                 $  -___

See accompanying Notes to Financial Statements

                                      Oppenheimer SMA International Bond Fund
                                        Statement of Changes in Net Assets
                   For the period from June 5, 2006 (date of organization) through May 11, 2007

Operations
Net Investment Income                                                                                                 $  -___

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions
                                                                                                                      100,000

Net Assets
Total Increase                                                                                                        100,000
Beginning of Period                                                                                                   ____-__

End of Period                                                                                                        $100,000

See accompanying Notes to Financial Statements

Notes to Financial Statements:

Note 1. Organization

     Oppenheimer SMA  International  Bond Fund (the "Fund"),  was organized as a business trust in the Commonwealth of Massachusetts in June 2006 as an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Fund may be purchased only by or on behalf of  separately  managed  account  clients who have  retained  OFI Private
Investments  Inc.  or certain of its  affiliates  ("OFI  PI"),  to manage  their accounts  pursuant to an investment  management  agreement  with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program.

     The Fund has had no  operations  through  May 11,  2007  other  than  those relating to organizational matters and the sale and issuance of 10,000 shares of beneficial interest to OppenheimerFunds, Inc. ("OFI" or the "Adviser").

     On June 15,  2006,  the Fund's  Board of Trustees  approved  an  Investment
Advisory Agreement with OFI and a Distributor's Agreement with Oppenheimer Funds
Distributor,  Inc. ("OFDI" or the  "Distributor"),  a wholly owned subsidiary of
OFI.

     The Fund's investment objective is to seek total return.

     The Fund offers one class of shares.

Note 2.  Significant Accounting Policies

     The Fund's financial  statements are prepared in conformity with accounting principles generally accepted in the United States, which may require the use of management  estimates and  assumptions.  Actual  results could differ from those estimates.

     OFI has directly assumed certain organization and initial offering costs of the Fund,  which are  estimated  at $96,100 and has also  agreed to  voluntarily reimburse the Fund for  organizational and initial offering costs borne directly by the Fund, which are estimated at $9,500.

     The Fund intends to comply in its initial fiscal year and  thereafter  with provisions  of the Internal  Revenue  Code  applicable  to regulated  investment companies and as such,  will not be subject to federal income taxes on otherwise
taxable   income   (including  net  realized   capital  gains)   distributed  to
shareholders.

Note 3. Fees and Other Transactions with Affiliated Parties

     Management  fees  will  be paid  to the  Adviser  in  accordance  with  the investment  advisory  agreement  with the Fund  which  provides  for a fee at an annual  rate of 0.48%  computed on the net assets of the Fund as of the close of each business day.

     OppenheimerFunds  Services ("OFS"), a division of the Adviser,  acts as the transfer and  shareholder  servicing agent for the Fund. The Fund will pay OFS a per account fee. OFS has  voluntarily  agreed to limit transfer and  shareholder servicing agent fees paid directly by the Fund to an annual rate of 0.35% of the average daily net assets.

     The Adviser has  contractually  agreed to waive all management fees and pay or reimburse all expenses of the Fund, except extraordinary  expenses,  transfer agent fees and fees paid to the  Independent  Trustees.  This  agreement  has no fixed term. Investors should be aware that even though the Fund does not pay any fees or  expenses  to the  Adviser,  investors  will  pay a "wrap  fee" to their program's sponsor.

                                 Appendix A

                            RATINGS DEFINITIONS

     Below   are   summaries   of   the   rating   definitions   used   by   the
nationally-recognized  rating agencies listed below. Those ratings represent the opinion  of the agency as to the credit  quality of issues  that they rate.  The summaries below are based upon publicly  available  information  provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

     Aaa:  Bonds and  preferred  stock  rated  "Aaa"  are  judged to be the best quality.  They carry the smallest degree of investment risk.  Interest  payments are protected by a large or by an  exceptionally  stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

     Aa: Bonds and  preferred  stock rated "Aa" are judged to be of high quality by all  standards.  Together  with  the  "Aaa"  group,  they  comprise  what are generally  known as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection  may not be as large as with "Aaa"  securities or fluctuation of protective  elements may be of greater  amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

     A: Bonds and preferred  stock rated "A" possess many  favorable  investment attributes and are to be considered as upper-medium grade  obligations.  Factors giving  security to principal and interest are considered  adequate but elements may be present which  suggest a  susceptibility  to impairment  some time in the future.

     Baa:  Bonds and  preferred  stock rated "Baa" are  considered  medium-grade obligations;  that is, they are neither  highly  protected  nor poorly  secured.
Interest  payments and principal  security  appear  adequate for the present but certain  protective  elements  may  be  lacking  or  may  be  characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

     Ba:  Bonds and  preferred  stock rated "Ba" are judged to have  speculative elements. Their future cannot be considered  well-assured.  Often the protection of interest and  principal  payments  may be very  moderate and thereby not well safeguarded  during  both good and bad times  over the  future.  Uncertainty  of position characterizes bonds in this class.

     B: Bonds and preferred  stock rated "B" generally lack  characteristics  of the desirable  investment.  Assurance of interest and  principal  payments or of maintenance  of other terms of the contract  over any long period of time may be small.

     Caa:  Bonds and  preferred  stock  rated "Caa" are of poor  standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca: Bonds and  preferred  stock rated "Ca"  represent obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked shortcomings.

     C: Bonds and preferred  stock rated "C" are the lowest class of rated bonds and can be regarded as having  extremely  poor  prospects of ever  attaining any real investment standing.

     Moody's  applies  numerical  modifiers 1, 2, and 3 in each  generic  rating classification  from "Aa" through  "Caa." The modifier  "1"  indicates  that the obligation ranks in the higher end of its generic rating category;  the modifier
"2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM  (SHORT-TERM  RATINGS - TAXABLE DEBT) These ratings are opinions of the ability of issuers to honor  senior  financial  obligations  and contracts.  Such obligations  generally have an original  maturity not exceeding one year, unless explicitly noted.

     Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

     Prime-2:  Issuer has a strong  ability for  repayment of senior  short-term debt obligations.  Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics,  while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3:   Issuer  has  an  acceptable  ability  for  repayment  of  senior short-term  obligations.  The  effect of  industry  characteristics  and  market compositions may be more pronounced.  Variability in earnings and  profitability may  result in  changes  in the level of debt  protection  measurements  and may require  relatively high financial  leverage.  Adequate  alternate  liquidity is maintained.

     Not Prime: Issuer does not fall within any Prime rating category.

     Standard  &  Poor's  Ratings  Services  ("Standard  &  Poor's"),  a
division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
     Issue  credit  ratings  are  based in  varying  degrees,  on the  following considerations:

     o Likelihood of payment-capacity and willingness of the obligor to meet its financial  commitment  on an  obligation  in  accordance  with the  terms of the obligation;
     o Nature of and provisions of the obligation; and

     o Protection  afforded by, and relative  position of, the obligation in the event of  bankruptcy,  reorganization,  or other  arrangement  under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue  ratings  definitions  are expressed in terms of default risk. As such, they pertain to senior  obligations of an entity.  Junior  obligations are typically rated lower than senior obligations,  to reflect the lower priority in bankruptcy, as noted above.

     AAA: An obligation rated "AAA" have the highest rating assigned by Standard
&  Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

     AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial  commitment on the obligation is very strong.

     A: An  obligation  rated "A" are somewhat more  susceptible  to the adverse effects of changes in circumstances and economic  conditions than obligations in higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation  rated "BBB"  exhibit  adequate  protection  parameters.
However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation.

BB, B, CCC, CC, and C

     An obligation rated 'BB', 'B', 'CCC',  'CC', and 'C' are regarded as having significant  speculative  characteristics.  'BB'  indicates  the least degree of speculation and 'C' the highest.  While such  obligations  will likely have some quality  and  protective  characteristics,  these  may be  outweighed  by  large uncertainties or major exposures to adverse conditions.

     BB: An obligation  rated "BB" are less  vulnerable to nonpayment than other speculative issues.  However,  they face major ongoing uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation.

     B:  An  obligation  rated  "B"  are  more  vulnerable  to  nonpayment  than obligations  rated "BB", but the obligor  currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated "CCC" are currently vulnerable to nonpayment,  and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

     C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this  obligation  are  being  continued.  A "C" also  will be  assigned  to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard &  Poor's believes that such payments  will be made during such grace  period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     The ratings  from "AA" to "CCC" may be  modified by the  addition of a plus
(+) or  minus  (-)  sign to show  relative  standing  within  the  major  rating categories.

     c: The 'c' subscript is used to provide additional information to investors that the bank may terminate its  obligation  to purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.

     p: The letter 'p' indicates that the rating is  provisional.  A provisional rating  assumes the  successful  completion of the project  financed by the debt being rated and indicates that payment of debt service  requirements  is largely or entirely  dependent upon the  successful,  timely  completion of the project.
This rating,  however,  while addressing credit quality subsequent to completion of the  project,  makes no comment on the  likelihood  of or the risk of default upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

     Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation  confirming investments and cash flows.

     r: The 'r' highlights  derivative,  hybrid,  and certain other  obligations that Standard  &  Poor's  believes may  experience  high  volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an 'r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

     N.R. Not rated.

     Debt  obligations of issuers  outside the United States and its territories are rated on the same basis as domestic  corporate  and  municipal  issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

     Under present  commercial bank regulations issued by the Comptroller of the
Currency,  bonds rated in the top four  categories  ('AAA',  'AA',  'A',  'BBB', commonly known as  investment-grade  ratings) generally are regarded as eligible
for  bank  investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other standards for  obligations  eligible for investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
     Short-term ratings are generally  assigned to those obligations  considered short-term  in the  relevant  market.  In the  U.S.,  for  example,  that  means obligations  with an  original  maturity  of no  more  than  365  days-including commercial paper.

     A-1: A short-term  obligation  rated "A-1" is rated in the highest category by  Standard  &  Poor's.  The  obligor's  capacity  to  meet  its  financial
commitment  on  the  obligation  is  strong.   Within  this  category,   certain
obligations  are  designated  with a plus  sign  (+).  This  indicates  that the obligor's  capacity to meet its  financial  commitment on these  obligations  is extremely strong.

     A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial  commitment on the obligation is  satisfactory.  A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic  conditions  or  changing  circumstances  are more  likely to lead to a weakened  capacity  of the  obligor  to meet  its  financial  commitment  on the obligation.

     B: A  short-term  obligation  rated "B" is regarded  as having  significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term  obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term  obligation rated "D" is in payment default. The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the  applicable  grace period has not  expired,  unless  Standard  &
Poor's  believes that such  payments will be made during such grace period.  The
"D" rating  also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:

     A Standard  &  Poor's note rating  reflects the  liquidity  factors and market  access  risks  unique  to notes.  Notes due in three  years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.  The following  criteria will be used in making that assessment:

     o Amortization  schedule-the  larger the final  maturity  relative to other maturities, the more likely it will

     be treated as a note; and
     o Source of  payment-the  more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     SP-1:  Strong capacity to pay principal and interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

     SP-2:  Satisfactory  capacity  to pay  principal  and  interest,  with some vulnerability  to adverse  financial  and economic  changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
     International  credit ratings assess the capacity to meet foreign  currency or local  currency  commitments.  Both "foreign  currency" and "local  currency"
ratings are internationally  comparable  assessments.  The local currency rating measures  the  probability  of payment  within the  relevant  sovereign  state's currency and  jurisdiction  and therefore,  unlike the foreign  currency rating, does not take account of the possibility of foreign exchange  controls  limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
     The following  ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. AA: Very High Credit Quality.  "AA"
ratings  denote a very low  expectation  of credit  risk.  They  indicate a very strong  capacity for timely payment of financial  commitments.  This capacity is not significantly vulnerable to foreseeable events.

     A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit risk.  The capacity for timely  payment of financial  commitments  is considered strong.  This  capacity  may,  nevertheless,  be more  vulnerable  to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit risk.  The capacity for timely  payment of financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

     BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

     B: Highly Speculative. "B" ratings indicate that significant credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, and D: Default.  The ratings of  obligations  in this category are
based  on  their  prospects  for  achieving   partial  or  full  recovery  in  a
reorganization or liquidation of the obligor. While expected recovery values are highly  speculative  and cannot be estimated with any  precision,  the following serve as general  guidelines.  "DDD"  obligations have the highest potential for recovery,  around  90%-100% of outstanding  amounts and accrued  interest.  "DD"
indicates  potential  recoveries  in the range of  50%-90%,  and "D" the  lowest recovery potential, i.e., below 50%.

     Entities  rated in this  category  have  defaulted  on some or all of their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     Plus (+) and minus (-) signs may be appended  to a rating  symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA"  category or to  categories  below  "CCC," nor to  short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
     The following  ratings scale applies to foreign currency and local currency ratings.  A short-term rating has a time horizon of less than 12 months for most obligations,  or up to three years for U.S. public finance securities,  and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1:  Highest  credit  quality.  Strongest  capacity  for timely  payment of financial commitments.  May have an added "+" to denote any exceptionally strong credit feature.

     F2: Good credit  quality.  A  satisfactory  capacity for timely  payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

     F3:  Fair  credit  quality.   Capacity  for  timely  payment  of  financial
commitments is adequate.  However,  near-term  adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments,  plus  vulnerability to near-term  adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Denotes actual or imminent payment default.

Oppenheimer SMA International Bond Fund

Internet Website:

         www.ofiprivateinvestments.com

Investment Adviser

         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, NY 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, NY 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217

Custodian Bank
         J. P. Morgan Chase Bank
         4 Chase Metro Tech Center
         Brooklyn, New York 11245

Independent Registered Public Accounting Firm

         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Counsel to the Funds
         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, NY 10019

Counsel to the Independent Trustees

         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York 10019

     (1) As of the date of this  Statement of Additional  Information,  the Fund has no shares outstanding.
     (2) As of December 31, 2006.

                    OPPENHEIMER SMA INTERNATIONAL BOND FUND

                                  FORM N-1A

                                   PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)  Declaration  of Trust  dated June 5, 2006:  Previously  filed with the
Initial  Registration  Statement  of  the  Registrant  (Reg.  No.  333-1368089),
6/30/06, and incorporated herein by reference.

(b)  By-Laws  dated  June 15,  2006:  Previously  filed  with  the  Initial
Registration  Statement of the Registrant (Reg. No.  333-1368089),  6/30/06, and
incorporated herein by reference.

(c) Not applicable.

(d) Investment Advisory Agreement: Filed herewith.

(e)  (i) General Distributor's Agreement: Filed herewith.

     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (iii)  Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
(10/26/01), and incorporated herein by reference.

     (vi)  Form  of  Trust   Company   Agency   Agreement  of   OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 34 to the
Registration   Statement  of   Oppenheimer   Main  Street  Funds,   Inc.   (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f)  (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration  Statement of Oppenheimer Gold &  Special Minerals Fund
(Reg. No. 2-82590), (10/25/01), and incorporated herein by reference.

     (ii)   Form   of    Deferred    Compensation    Plan   for    Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the
Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), (10/28/98), and incorporated by reference.

(g)  (i) Global Custody  Agreement dated August 16, 2002:  Previously  filed
with  Post-Effective   Amendment  No.  51  to  the  Registration   Statement  of
Oppenheimer  Capital  Appreciation  Fund (Reg.  No.  2-69719),  (10/23/06),  and
incorporated herein by reference.

     (ii) Amendment dated October 2, 2003 to the Global Custody  Agreement dated
August 16, 2002:  Previously  filed with  Pre-Effective  Amendment  No. 1 to the
Registration  Statement  of  Oppenheimer  Principal  Protected  Trust  II  (Reg.
333-108093), (11/6/03), and incorporated herein by reference.

(h) Fee Waiver and Expense Reimbursement Agreement: Filed herewith.

(i) Opinion  and  Consent  of  Counsel:  Filed  herewith.

(j) Independent Registered Public Accounting Firm's Consent:  Filed herewith.

(k) Not applicable.

(l) Investment  Letter from  OppenheimerFunds,  Inc. to  Registrant:  Filed herewith.

(m)  (i) Not applicable.

(n) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
10/24/06:   Previously  filed  with  Post-Effective  Amendment  No.  62  to  the
Registration  Statement of Oppenheimer  Capital Income Fund (Reg. No.  2-33043),
11/21/06, and incorporated herein by reference.

(o)  (i)Power of Attorney for all Trustees/Directors dated October 11, 2006:
Previously  filed  with  Post-Effective  Amendment  No.  51 to the  Registration
Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), 10/23/06,
and incorporated herein by reference.

     (ii)  Power of  Attorney  for  Brian W.  Wixted  dated  October  11,  2006:
Previously  filed  with  Post-Effective  Amendment  No.  51 to the  Registration
Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), 10/23/06,
and incorporated herein by reference.

(p)  Amended and  Restated  Code of Ethics of the  Oppenheimer  Funds dated
March  31,  2006  under  Rule  17j-1  of the  Investment  Company  Act of  1940:
Previously  filed  with  Post-Effective  Amendment  No.  13 to the  Registration
Statement  of  Oppenheimer  MidCap  Fund (Reg.  No.  333-31533),  (4/7/06),  and
incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
Amended  and  Restated  Declaration  of  Trust  filed as  Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be  permitted  to  trustees,  officers  and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)  OppenheimerFunds,  Inc. is the investment adviser of the Registrant; it and  certain  subsidiaries  and  affiliates  act in the same  capacity  to other investment  companies,  including without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)  There  is  set  forth  below  information  as to any  other  business, profession, vocation or employment of a substantial nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for  his/her own account or in the  capacity of director, officer, employee, partner or trustee.

----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Name and Current Position with OppenheimerFunds,
Inc.                                                  Other Business and Connections During the Past Two Years
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Timothy L. Abbuhl,                                    Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Agan,                                          Senior Vice President of Shareholder Financial Services, Inc. and Shareholders Services,  Inc.; Vice
Senior Vice President                                 President of OppenheimerFunds  Distributor,  Inc.,  Centennial Asset Management  Corporation and OFI
                                                      Private Investments Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Carl Algermissen,                                     None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Amato,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Erik Anderson,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,                           None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Janette Aprilante,                                    Secretary  (since  December 2001) of:  Centennial  Asset  Management  Corporation,  OppenheimerFunds
Vice President & Secretary                            Distributor,  Inc.,  HarbourView Asset Management  Corporation  (since June 2003),  Oppenheimer Real
                                                      Asset Management,  Inc., Shareholder Financial Services,  Inc., Shareholder Services,  Inc., Trinity
                                                      Investment  Management  Corporation  (since  January 2005),  OppenheimerFunds  Legacy  Program,  OFI
                                                      Private Investments Inc. (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                                      2003). Assistant Secretary of OFI Trust Company (since December 2001).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Hany S. Ayad,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Baker,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James F. Bailey,                                      Senior Vice President of Shareholder  Services,  Inc. (since March 2006). Formerly Vice President at
Senior Vice President                                 T. Row Price Group (September 2000 - January 2006).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Michael Banta,                                   None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joanne Bardell,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Adam Bass,                                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Baum,                                           None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeff Baumgartner,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marc Baylin,                                          Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.)
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Todd Becerra,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lalit K. Behal                                        Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kathleen Beichert,                                    Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gerald B. Bellamy,                                    Assistant Vice President (Sales Manager of the International  Division) of OFI  Institutional  Asset
Assistant Vice President                              Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Erik S. Berg,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Bertucci,                                      None
Assistant Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rajeev Bhaman,                                        None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Craig Billings,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mark Binning,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert J. Bishop,                                     Treasurer  (since  October  2003)  of  OppenheimerFunds   Distributor,  Inc.  and  Centennial  Asset
Vice President                                        Management Corporation.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Beth Bleimehl,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa I. Bloomberg,                                    None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Veronika Boesch,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Chad Boll,                                            None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Antulio N. Bomfim,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michelle Borre Massick,                               None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lori E. Bostrom,                                      None
Vice President & Senior Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Bourgeois,                                       Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Boydell,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Garrett C. Broadrup                                   Formerly an Associate at Davis Polk & Wardwell (October 2002 - October 2006)
Assistant Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Bromberg,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kristine Bryan-Levin,                                 None.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Stephanie Bullington,                                 Formerly Fund  Accounting  Manager at Madison Capital  Management  Company (July 2005 - October 2005
Assistant Vice President                              and Fund  Accounting  Officer  at  Butterfield  Fund  Services  (Bermuda)  Limited  (a wholly  owned subsidiary of the Bank of NT Butterfield & Sons) (September 2003 - June 2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Paul Burke,                                           None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mark Burns,                                           None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
JoAnne Butler                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Geoffrey Caan,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dale William Campbell                                 Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Patrick Campbell,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Catherine Carroll,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Debra Casey,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Maria Castro,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Chaffee,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles Chibnik,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Patrick Sheng Chu,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brett Clark,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
H.C. Digby Clements,                                  None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas Closs                                          Formerly (until January 2007) Development Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Peter V. Cocuzza,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gerald James Concepcion,                              None.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Corbett,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Susan Cornwell,                                       Senior Vice President of Shareholder Financial Services,  Inc. and Shareholder Services,  Inc.; Vice
Senior Vice President                                 President of  OppenheimerFunds  Distributor,  Inc.,  Centennial  Asset  Management  Corporation  and
                                                      OppenheimerFunds Legacy Program.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Cheryl Corrigan,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Belinda J. Cosper,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Scott Cottier,                                        None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Laura Coulston,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
George Curry,                                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie C. Cusker,                                      None
Assistant Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Dachille,                                       None.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Damian,                                          None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Dawson,                                        None.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kendra Delisa                                         Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Richard Demarco,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Craig P. Dinsell,                                     None
Executive Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Randall C. Dishmon,                                   None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rebecca K. Dolan,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Steven D. Dombrower,                                  Senior  Vice  President  of  OFI  Private  Investments  Inc.;  Vice  President  of  OppenheimerFunds
Vice President                                        Distributor, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas Doyle,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Bruce C. Dunbar,                                      None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Dvorak,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Richard Edmiston,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
A. Taylor Edwards,                                    Formerly Associate at Dechert LLP (September 2000 - December 2005).
Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Venkat Eleswarapu,                                    Formerly Associate Professor of Finance at Texas Tech University (July 2005 - December 2005).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel R. Engstrom,                                   None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James Robert Erven                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
George R. Evans,                                      None
Senior Vice President & Director of International
Equities
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Edward N. Everett,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kathy Faber,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Falicia,                                        Assistant Secretary (as of July 2004) of HarbourView Asset Management Corporation.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Matthew Farkas,                                       Formerly Associate at Epstein Becker & Green, P.C. (September 2000 - March 2006).
Assistant Vice President and Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kristie Feinberg,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Emmanuel Ferreira,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Ronald H. Fielding,                                   Vice President of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI Mutual Insurance  Company;
Senior Vice President;                                Governor of St.  John's  College;  Chairman of the Board of  Directors  of  International  Museum of
Chairman of the Rochester Division                    Photography at George Eastman House.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Bradley G. Finkle,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Steven Fling,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John E. Forrest,                                      Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Foxhoven,                                       Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Colleen M. Franca,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Barbara Fraser,                                       Formerly Attorney in Private Practice (April 2000 - November 2005).
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dominic Freud,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dan Gagliardo,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Hazem Gamal,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles Gapay                                         Formerly (until January 2007) Help Desk Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Seth Gelman,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Timothy Gerlach,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Subrata Ghose,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles W. Gilbert,                                   None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kurt Gibson,                                          Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Phillip S. Gillespie,                                 None
Senior Vice President & Assistant Secretary
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Alan C. Gilston,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jill E. Glazerman,                                    None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Benjamin J. Gord,                                     Vice  President  of  HarbourView  Asset  Management  Corporation  and  of  OFI  Institutional  Asset
Vice President                                        Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Leyla Greengard,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert B. Grill,                                      None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Carol Guttzeit,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marilyn Hall,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kelly Haney,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Steve Hauenstein,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert W. Hawkins,                                    Formerly an Associate at Shearman and Sterling LLP (July 2004 - August 2005).
Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas B. Hayes,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jennifer Kane Heathwood,                              None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Heidi Heikenfeld,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Annika Helgerson,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel Herrmann,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dennis Hess,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joseph Higgins,                                       Vice President of OFI Institutional Asset Management, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dorothy F. Hirshman,                                  None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel Hoelscher,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Hourihan,                                       Assistant  Secretary of OFI Institutional Asset Management,  Inc. (since April 2006).  Formerly Vice
Vice President & Associate Counsel                    President and Senior Counsel at Massachusetts Financial Service Company (June 2004 - March 2006).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Edward Hrybenko,                                      Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Andrew Huddleston,                              None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Scott T. Huebl,                                       Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Margaret Hui,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dana Hunter,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Huttlin,                                         Senior  Vice  President  (Director  of the  International  Division)  (since  January  2004)  of OFI
Senior Vice President                                 Institutional Asset Management,  Inc.; Director (since June 2003) of OppenheimerFunds  International
                                                      Distributor Limited.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James G. Hyland,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kelly Bridget Ireland,                                None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kathleen T. Ives,                                     Vice  President  and  Assistant  Secretary of  OppenheimerFunds  Distributor,  Inc. and  Shareholder
Vice President, Senior Counsel & Assistant Secretary  Services,  Inc.;  Assistant Secretary of Centennial Asset Management  Corporation,  OppenheimerFunds
                                                      Legacy Program and Shareholder Financial Services, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
William Jaume,                                        Senior Vice  President of HarbourView  Asset  Management  Corporation  and OFI  Institutional  Asset
Vice President                                        Management, Inc.; Director of OFI Trust Company.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Frank V. Jennings,                                    None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Jennings,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Kadehjian,                                       Formerly Vice President, Compensation Manager at The Bank of New York (November 1996-November 2004).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles Kandilis,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Amee Kantesaria,                                      Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President and                          (May 2005-December 2006).
Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rezo Kanovich,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas W. Keffer,                                     None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Keogh,                                        Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Kiernan,                                         Formerly Vice President and Senior Compliance Officer,  Guardian Trust Company,  FSB at The Guardian
Assistant Vice President & Marketing Compliance       Life Insurance Company of America (since February 1998 - November 2005).
Manager
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Kim,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Audrey Kiszla,                                        Formerly Vice President at First Horizon Merchant  Services  (December 2005- May 2006);  Director at
Vice President                                        Janus (January 1998 - August 2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Klassen,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Martin S. Korn,                                       None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Kramer,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Paul Kunz,                                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gloria LaFond,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Lamentino,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Tracey Lange,                                         Vice President of OppenheimerFunds Distributor, Inc. and OFI Private Investments Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeffrey P. Lagarce,                                   President of OFI Institutional Asset Management, Inc. as of January 2005.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Latino,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gayle Leavitt,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Christopher M. Leavy,                                 None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Lee,                                            Formerly Vice President at Delaware Investments (October 2000 - February 2005).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Randy Legg,                                           None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Laura Leitzinger,                                     Senior Vice President of Shareholder Services, Inc. and Shareholder Financial Services, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Justin Leverenz,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael S. Levine,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Levitt,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gang Li,                                              None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Shanquan Li,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie A. Libby,                                       Senior Vice President of OFI Private Investments Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel Lifshey,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mitchell J. Lindauer,                                 None
Vice President & Assistant General Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Bill Linden,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Malissa B. Lischin,                                   Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Justin Livengood                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David P. Lolli,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel G. Loughran                                    None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Patricia Lovett,                                      Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice President of Shareholder
Vice President                                        Services, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Misha Lozovik,                                        None.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dongyan Ma,                                           None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Steve Macchia,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jerry Mandzij,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Angelo G. Manioudakis                                 Senior Vice President of HarbourView  Asset Management  Corporation and of OFI  Institutional  Asset
Senior Vice President                                 Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Carolyn Maxson,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
William T. Mazzafro,                                  Formerly self-employed as a securities consultant (January 2004 - December 2005).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Trudi McKenna,                                        Formerly Leadership Development Supervisor at JetBlue Airways (July 2003 - October 2005).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jay Mewhirter,                                        Formerly Director of Application Development at AMVESCAP (September 1999 - March 2005).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Elizabeth McCormack,                                  Vice President and Assistant Secretary of HarbourView Asset Management Corporation.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joseph McDonnell,                                     Formerly Senior Vice President at Lehman Bros. (April 1995 - March 2006).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joseph McGovern,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles L. McKenzie,                                  Chairman of the Board,  Director,  Chief  Executive  Officer  and  President  of OFI Trust  Company;
Senior Vice President                                 Chairman,  Chief Executive Officer, Chief Investment Officer and Director of OFI Institutional Asset
                                                      Management,  Inc.;  Chief Executive  Officer,  President,  Senior Managing  Director and Director of
                                                      HarbourView  Asset  Management  Corporation;  Chairman,  President;  Director of Trinity  Investment
                                                      Management Corporation and Vice President of Oppenheimer Real Asset Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
William McNamara                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Medev,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lucienne Mercogliano,                                 None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Andrew J. Mika,                                       None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jan Miller,                                           None.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rejeev Mohammed,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Nikolaos D. Monoyios,                                 None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Sarah Morrison                                        Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jill Mulcahy,                                         None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John V. Murphy,                                       President  and  Management  Director of  Oppenheimer  Acquisition  Corp.;  President and Director of
Chairman, Chief                                       Oppenheimer Real Asset Management,  Inc.;  Chairman and Director of Shareholder  Services,  Inc. and
Executive Officer & Director                          Shareholder  Financial  Services,  Inc.;  Director  of  OppenheimerFunds   Distributor,   Inc.,  OFI
                                                      Institutional  Asset Management,  Inc., Trinity  Investment  Management  Corporation,  Tremont Group
                                                      Holdings,  Inc.,  HarbourView  Asset  Management  Corporation  and  OFI  Private  Investments  Inc.;
                                                      Executive  Vice  President  of  Massachusetts  Mutual  Life  Insurance  Company;   Director  of  DLB
                                                      Acquisition Corporation; a member of the Investment Company Institute's Board of Governors.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Meaghan Murphy,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Suzanne Murphy,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas J. Murray,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kenneth Nadler,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Paul Newman,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
William Norman,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James B. O'Connell,                                   None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Matthew O'Donnell,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Tony Oh,                                              None.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Ogren,                                           Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John O'Hare,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John J. Okray,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kristina Olson,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lerae A. Palumbo,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Anthony Parish,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kathleen Patton,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David P. Pellegrino,                                  None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Allison C. Pells,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert H. Pemble,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lori L. Penna,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Petersen,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marmeline Petion-Midy,                                None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Pfeffer,                                        Senior Vice President of HarbourView Asset Management Corporation since February 2004.
Senior Vice President & Chief Financial Officer
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James F. Phillips,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Scott Phillips,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gary Pilc,                                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Piper,                                           Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeaneen Pisarra,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Nicolas Pisciotti,                                    None..
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Poiesz,                                         None
Senior Vice President, Head of Growth Equity
Investments
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Sergei Polevikov,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeffrey Portnoy,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Preuss,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Ellen Puckett,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Paul Quarles,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael E. Quinn,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie S. Radtke,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Norma J. Rapini,                                      None
Assistant Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Corry E. Read,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marc Reinganum,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jill Reiter,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Eric Rhodes,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Eric Richter,                                         Vice President of HarbourView Asset Management  Corporation.  Formerly  Investment Officer at Alaska
Vice President                                        Permanent Fund Corporation (April 2005 - February 2006);
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Claire Ring,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Grace Roberts,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Robertson,                                      Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Robis,                                         None.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Antoinette Rodriguez,                                 None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Stacey Roode,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeffrey S. Rosen,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jessica Rosenfield                                    None.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Stacy Roth,                                           None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Adrienne Ruffle,                                      None.
Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kim Russomanno,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gerald Rutledge,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie Anne Ryan,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Timothy Ryan,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rohit Sah,                                            None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Valerie Sanders,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kurt Savallo                                          Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rudi W. Schadt,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Ellen P. Schoenfeld,                                  None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Patrick Schneider                                     Formerly Human Resources Manager at ADT Security Services (December 2001 - July 2006).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mary Beth Schellhorn,                                 Formerly Human Resources Generalist at Misys Banking Systems (November 2000 - June 2006).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Scott A. Schwegel,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Allan P. Sedmak                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jennifer L. Sexton,                                   Senior Vice President of OFI Private Investments Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Asutosh Shah,                                         Formerly Vice President at Merrill Lynch Investment Managers (February 2002 - February 2006).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kamal Shah,                                           None.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Nava Sharma,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Tammy Sheffer,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mary Dugan Sheridan,                                  None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas Siomades,                                      None.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David C. Sitgreaves,                                  None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Edward James Sivigny                                  None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Enrique H. Smith,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Smith,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Louis Sortino,                                        None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Keith J. Spencer,                                     None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marco Antonio Spinar,                                 None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brett Stein                                           Formerly Vice President of Client Services at XAware, Inc. (October 2002 - August 2006).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Richard A. Stein,                                     None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Arthur P. Steinmetz,                                  Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jennifer Stevens,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Benjamin Stewart                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John P. Stoma,                                        Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Amy Sullivan,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Deborah A. Sullivan,                                  Secretary of OFI Trust Company.
Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Sussman,                                      Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas Swaney,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian C. Szilagyi,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Matthew Tartaglia,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Martin Telles,                                        Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles Toomey,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Vincent Toner,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Melinda Trujillo,                                     Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Leonid Tsvayg,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Keith Tucker,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Cameron Ullyatt,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Angela Uttaro,                                        None
Assistant Vice President: Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mark S. Vandehey,                                     Vice President and Chief Compliance Officer of OppenheimerFunds Distributor,  Inc., Centennial Asset
Senior Vice President & Chief Compliance Officer      Management  Corporation and Shareholder  Services,  Inc.;  Chief  Compliance  Officer of HarbourView
                                                      Asset Management  Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,  Inc.,
                                                      Trinity Investment Management Corporation,  OppenheimerFunds Legacy Program, OFI Private Investments
                                                      Inc. and OFI Trust Company and OFI Institutional Asset Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Maureen Van Norstrand,                                None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Nancy Vann,                                           None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rene Vecka,                                           None
Assistant Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Vincent Vermette,                                     Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Elaine Villas-Obusan,                                 None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jake Vogelaar,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Phillip F. Vottiero,                                  None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Walsh,                                           None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jerry A. Webman,                                      Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Christopher D. Weiler,                                None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Adam Weiner,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Barry D. Weiss,                                       Vice  President of HarbourView  Asset  Management  Corporation  and of Centennial  Asset  Management
Vice President                                        Corporation.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Melissa Lynn Weiss,                                   None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Christine Wells,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joseph J. Welsh,                                      Vice President of HarbourView Asset Management Corporation.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Diederik Werdmolder,                                  Director of  OppenheimerFunds  International  Ltd.  and  OppenheimerFunds  plc and  OppenheimerFunds
Senior Vice President                                 International  Distributor  Limited;  Senior Vice President  (Managing Director of the International
                                                      Division) of OFI Institutional Asset Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Catherine M. White,                                   Assistant Vice President of  OppenheimerFunds  Distributor,  Inc.; member of the American Society of
Assistant Vice President                              Pension Actuaries (ASPA) since 1995.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
William L. Wilby,                                     None
Senior Vice President & Senior Investment Officer,
Director of Equities
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Troy Willis,                                          None
Vice President,
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mitchell Williams                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie Wimer                                           None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Donna M. Winn,                                        President,  Chief Executive Officer & Director of OFI Private Investments Inc.; Director & President
Senior Vice President                                 of OppenheimerFunds Legacy Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Philip Witkower,                                      Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian W. Wixted,                                      Treasurer  of  HarbourView  Asset  Management  Corporation;   OppenheimerFunds  International  Ltd.,
Senior Vice President & Treasurer                     Oppenheimer  Real  Asset  Management,   Inc.,  Shareholder  Services,  Inc.,  Shareholder  Financial
                                                      Services,   Inc.,  OFI  Private  Investments  Inc.,  OFI  Institutional   Asset  Management,   Inc.,
                                                      OppenheimerFunds plc and OppenheimerFunds  Legacy Program;  Treasurer and Chief Financial Officer of
                                                      OFI Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Carol E. Wolf,                                        Senior  Vice  President  of  HarbourView  Asset  Management  Corporation  and  of  Centennial  Asset
Senior Vice President                                 Management Corporation; serves on the Board of the Colorado Ballet.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Meredith Wolff,                                       None.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Oliver Wolff,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kurt Wolfgruber,                                      Director  of  Tremont  Group  Holdings,  Inc.,  HarbourView  Asset  Management  Corporation  and OFI
President, Chief Investment Officer & Director        Institutional  Asset  Management,  Inc.  (since  June  2003).  Management  Director  of  Oppenheimer
                                                      Acquisition Corp. (since December 2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Caleb C. Wong,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Edward C. Yoensky,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Geoff Youell,                                         Formerly Principal Consultant at XAware Inc (January 2004 - June 2005).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lucy Zachman,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert G. Zack                                        General  Counsel of  Centennial  Asset  Management  Corporation;  General  Counsel  and  Director of
Executive Vice President &                            OppenheimerFunds  Distributor,  Inc.; Senior Vice President and General Counsel of HarbourView Asset
General Counsel                                       Management Corporation and OFI Institutional Asset Management,  Inc.; Senior Vice President, General
                                                      Counsel and Director of  Shareholder  Financial  Services,  Inc.,  Shareholder  Services,  Inc., OFI
                                                      Private  Investments  Inc.;  Executive  Vice  President,  General  Counsel and Director of OFI Trust
                                                      Company;   Director  and  Assistant  Secretary  of  OppenheimerFunds   International  Limited;  Vice
                                                      President,   Secretary  and  General  Counsel  of  Oppenheimer   Acquisition   Corp.;   Director  of
                                                      OppenheimerFunds  International  Distributor  Limited;  Vice  President of  OppenheimerFunds  Legacy
                                                      Program; Vice President and Director of Oppenheimer Partnership Holdings Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Neal A. Zamore,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Anna Zatulovskaya,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mark D. Zavanelli,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Alex Zhou,                                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Ronald Zibelli, Jr.                                   Formerly Managing Director and Small Cap Growth Team Leader at Merrill Lynch.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Arthur J. Zimmer,                                     Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

     The address of the Oppenheimer  funds listed above,  Shareholder  Financial
Services,   Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management Corporation,  and OppenheimerFunds Legacy Program is
6803 South Tucson Way, Centennial, Colorado 80112-3924.

     The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private Investments Inc., OFI Institutional Asset Management,  Inc.  Oppenheimer
Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center,
225 Liberty Street, 11th Floor, New York, New York 10281-1008.

     The address of Tremont Group  Holdings,  Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

     The address of  OppenheimerFunds  International  Ltd. is 30 Herbert Street,
Dublin 2, Ireland.

     The  address  of Trinity  Investment  Management  Corporation  is 301 North
Spring Street, Bellefonte, Pennsylvania 16823.

     The address of OppenheimerFunds  International Distributor Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

     (a)   OppenheimerFunds   Distributor,   Inc.  is  the  Distributor  of  the
Registrant's  shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser,  as described in Part A and Part B of this  Registration  Statement and listed  in  Item  26(b)  above  (except  Panorama  Series  Fund,  Inc.)  and for
MassMutual Institutional Funds.

     (b) The directors and officers of the  Registrant's  principal  underwriter are:

--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Name & Principal                                                Position & Office                                 Position and Office
Business Address                                                with Underwriter                                  with Registrant
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Timothy Abbhul(1)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Robert Agan(1)                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Anthony Allocco(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Janette Aprilante(2)                                            Secretary                                         None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
James Barker                                                    Vice President                                    None
1723 W. Nelson Street
Chicago, IL 60657
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kathleen Beichert(1)                                            Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Rocco Benedetto(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Thomas Beringer                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Rick Bettridge                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Robert J. Bishop(1)                                             Treasurer                                         None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Tracey Blinzler(1)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
David A. Borrelli                                               Vice President                                    None
105 Black Calla Ct.
San Ramon, CA 94583
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jeffrey R. Botwinick                                            Vice President                                    None
4431 Twin Pines Drive
Manlius, NY 13104
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Sarah Bourgraf(1)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michelle Brennan(2)                                             Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Joshua Broad(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kevin E. Brosmith                                               Senior Vice President                             None
5 Deer Path
South Natlick, MA 01760
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jeffrey W. Bryan                                                Vice President                                    None
1048 Malaga Avenue
Coral Gables, FL 33134
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Patrick Campbell(1)                                             Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Robert Caruso                                                   Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Donelle Chisolm(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Andrew Chonofsky                                                Vice President                                    None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Angelanto Ciaglia(2)                                            Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Melissa Clayton(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Craig Colby(2)                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Rodney Constable(1)                                             Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Susan Cornwell(1)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Neev Crane                                                      Vice President                                    None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Fredrick Davis                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John Davis(2)                                                   Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Stephen J. Demetrovits(2)                                       Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Steven Dombrower                                                Vice President                                    None
13 Greenbrush Court
Greenlawn, NY 11740
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
George P. Dougherty                                             Vice President                                    None
328 Regency Drive
North Wales, PA 19454
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Cliff H. Dunteman                                               Vice President                                    None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Beth Arthur Du Toit(1)                                          Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Hillary Eigen(2)                                                Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kent M. Elwell                                                  Vice President                                    None
35 Crown Terrace
Yardley, PA 19067
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Gregg A. Everett                                                Vice President                                    None
4328 Auston Way
Palm Harbor, FL 34685-4017
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
George R. Fahey                                                 Senior Vice President                             None
9511 Silent Hills Lane
Lone Tree, CO 80124
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric C. Fallon                                                  Vice President                                    None
10 Worth Circle
Newton, MA 02458
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
James Fereday                                                   Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Joseph Fernandez                                                Vice President                                    None
1717 Richbourg Park Drive
Brentwood, TN 37027
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Mark J. Ferro                                                   Senior Vice President                             None
104 Beach 221st Street
Breezy Point, NY 11697
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Ronald H. Fielding(3)                                           Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Bradley Finkle(2)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric P. Fishel                                                  Vice President                                    None
725 Boston Post Rd., #12
Sudbury, MA 01776
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Patrick W. Flynn                                                Senior Vice President                             None
14083 East Fair Avenue
Englewood, CO 80111
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John E. Forrest(2)                                              Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John ("J") Fortuna(2)                                           Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jayme D. Fowler                                                 Vice President                                    None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Richard Fuermann                                                Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Lucio Giliberti                                                 Vice President                                    None
6 Cyndi Court
Flemington, NJ 08822
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael Gottesman                                               Vice President                                    None
255 Westchester Way
Birmingham, MI 48009
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Raquel Granahan(4)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Ralph Grant                                                     Senior Vice President                             None
10 Boathouse Close
Mt. Pleasant, SC 29464
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kahle Greenfield(2)                                             Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric Grossjung                                                  Vice President                                    None
4002 N. 194th Street
Elkhorn, NE 68022
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael D. Guman                                                Vice President                                    None
3913 Pleasant Avenue
Allentown, PA 18103
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
James E. Gunther                                                Vice President                                    None
603 Withers Circle
Wilmington, DE 19810
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kevin J. Healy(2)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Elyse R. Jurman Herman                                          Vice President                                    None
5486 NW 42 Avenue
Boca Raton, FL 33496
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Wendy G. Hetson(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jennifer Hoelscher(1)                                           Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
William E. Hortz(2)                                             Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Edward Hrybenko(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Amy Huber(1)                                                    Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Brian F. Husch                                                  Vice President                                    None
37 Hollow Road
Stonybrook, NY 11790
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Patrick Hyland(2)                                               Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Keith Hylind(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kathleen T. Ives(1)                                             Vice President & Assistant Secretary              Assistant Secretary
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Shonda Rae Jaquez(2)                                            Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Nivan Jaleeli                                                   Vice President                                    None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric K. Johnson                                                 Vice President                                    None
8588 Colonial Drive
Lone Tree, CO 80124
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Thomas Keffer(2)                                                Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Christina J. Keller(2)                                          Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael Keogh(2)                                                Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Brian Kiley(2)                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Lisa Klassen(1)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Richard Klein                                                   Senior Vice President                             None
4820 Fremont Avenue South
Minneapolis, MN 55419
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Richard Knott(1)                                                Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Brent A. Krantz                                                 Senior Vice President                             None
61500 Tam McArthur Loop
Bend, OR 97702
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric Kristenson(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
David T. Kuzia                                                  Vice President                                    None
10258 S. Dowling Way
Highlands Ranch, CO 80126
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Tracey Lange(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jesse Levitt(2)                                                 Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric J. Liberman                                                Vice President                                    None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Malissa Lischin(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Thomas Loncar                                                   Vice President                                    None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Craig Lyman                                                     Vice President                                    None
7425 Eggshell Drive
N. Las Vegas, NV 89084
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Peter Maddox(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael Malik                                                   Vice President                                    None
546 Idylberry Road
San Rafael, CA 94903
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Steven C. Manns                                                 Vice President                                    None
1627 N. Hermitage Avenue
Chicago, IL 60622
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Todd A. Marion                                                  Vice President                                    None
24 Midland Avenue
Cold Spring Harbor, NY 11724
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
LuAnn Mascia(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Theresa-Marie Maynier                                           Vice President                                    None
2421 Charlotte Drive
Charlotte, NC 28203
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John C. McDonough                                               Senior Vice President                             None
533 Valley Road
New Canaan, CT 06840
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kent C. McGowan                                                 Vice President                                    None
9510 190th Place SW
Edmonds, WA 98020
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Brian F. Medina                                                 Vice President                                    None
3009 Irving Street
Denver, CO 80211
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Daniel Melehan                                                  Vice President                                    None
906 Bridgeport Court
San Marcos, CA 92069
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Mark Mezzanotte                                                 Vice President                                    None
16 Cullen Way
Exeter, NH 03833
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Matthew L. Michaelson                                           Vice President                                    None
1250 W. Grace, #3R
Chicago, IL 60613
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Noah Miller(1)                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Clint Modler(1)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Robert Moser                                                    Vice President                                    None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
David W. Mountford                                              Vice President                                    None
7820 Banyan Terrace
Tamarac, FL 33321
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Gzim Muja                                                       Vice President                                    None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Matthew Mulcahy(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John V. Murphy(2)                                               Director                                          President & Trustee
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Wendy Jean Murray                                               Vice President                                    None
32 Carolin Road
Upper Montclair, NJ 07043
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John S. Napier                                                  Vice President                                    None
17 Hillcrest Ave.
Darien, CT 06820
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Christina Nasta(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kevin P. Neznek(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Bradford G. Norford                                             Vice President                                    None
5095 Lahinch Ct.
Westerville, OH 43082
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Alan Panzer                                                     Vice President                                    None
6755 Ridge Mill Lane
Atlanta, GA 30328
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael Park(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Donald Pawluk(2)                                                Vice President
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Brian C. Perkes                                                 Vice President                                    None
6 Lawton Ct.
Frisco, TX 75034
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Charles K. Pettit(2)                                            Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Elaine M. Puleo-Carter(2)                                       Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Minnie Ra                                                       Vice President                                    None
100 Dolores Street, #203
Carmel, CA 93923
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Dusting Raring                                                  Vice President                                    None
27 Blakemore Drive
Ladera Ranch, CA 92797
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael A. Raso                                                 Vice President                                    None
3 Vine Place
Larchmont, NY 10538
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Richard E. Rath                                                 Vice President                                    None
46 Mt. Vernon Ave.
Alexandria, VA 22301
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
William J. Raynor(5)                                            Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Corry Read(2)                                                   Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Ruxandra Risko(2)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
David R. Robertson(2)                                           Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Ian M. Roche                                                    Vice President                                    None
7070 Bramshill Circle
Bainbridge, OH 44023
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kenneth A. Rosenson                                             Vice President                                    None
24753 Vantage Pt. Terrace
Malibu, CA 90265
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Thomas Sabow                                                    Vice President                                    None
6617 Southcrest Drive
Edina, MN 55435
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John Saunders                                                   Vice President                                    None
2251 Chantilly Ave.
Winter Park, FL 32789
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Thomas Schmitt                                                  Vice President                                    None
40 Rockcrest Rd
Manhasset, NY 11030
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
William Schories                                                Vice President                                    None
3 Hill Street
Hazlet, NJ 07730
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Charles F. Scully                                               Vice President                                    None
125 Cypress View Way
Apex, NC 27502
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jennifer Sexton(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric Sharp                                                      Vice President                                    None
862 McNeill Circle
Woodland, CA 95695
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Debbie A. Simon                                                 Vice President                                    None
55 E. Erie St., #4404
Chicago, IL 60611
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Christopher M. Spencer                                          Vice President                                    None
2353 W 118th Terrace
Leawood, KS 66211
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--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John A. Spensley                                                Vice President                                    None
375 Mallard Court
Carmel, IN 46032
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Alfred St. John(2)                                              Vice President                                    None
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Bryan Stein                                                     Vice President                                    None
8 Longwood Rd.
Voorhees, NJ 08043
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John Stoma(2)                                                   Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Wayne Strauss(3)                                                Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Brian C. Summe                                                  Vice President                                    None
2479 Legends Way
Crestview Hills, KY 41017
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael Sussman(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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George T. Sweeney                                               Senior Vice President                             None
5 Smokehouse Lane
Hummelstown, PA 17036
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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William K. Tai                                                  Vice President                                    None
12701 Prairie Drive
Urbandale, IA 50323
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
James Taylor(2)                                                 Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Martin Telles(2)                                                Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Paul Temple(2)                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
David G. Thomas                                                 Vice President                                    None
16628 Elk Run Court
Leesburg, VA 20176
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Mark S. Vandehey(1)                                             Vice President and Chief Compliance Officer       Vice President and Chief Compliance Officer
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Vincent Vermete(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Cynthia Walloga(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Patrick Walsh                                                   Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kenneth Lediard Ward                                            Vice President                                    None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Teresa Ward(1)                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Michael J. Weigner                                              Vice President                                    None
4905 W. San Nicholas Street
Tampa, FL 33629
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Donn Weise                                                      Vice President                                    None
3249 Earlmar Drive
Los Angeles, CA 90064
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Chris G. Werner                                                 Vice President                                    None
98 Crown Point Place
Castle Rock, CO 80108
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Catherine White(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Ryan Wilde(1)                                                   Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Julie Wimer(2)                                                  Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Donna Winn(2)                                                   Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Peter Winters                                                   Vice President                                    None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Patrick Wisneski(1)                                             Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Philip Witkower(2)                                              Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Meredith Wolff(2)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michelle Wood(2)                                                Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Cary Patrick Wozniak                                            Vice President                                    None
18808 Bravata Court
San Diego, CA 92128
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John Charles Young                                              Vice President                                    None
3914 Southwestern
Houston, TX 77005
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Jill Zachman(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Robert G. Zack(2)                                               General Counsel & Director                        Secretary
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
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Walter Zinych                                                   Vice President                                    None
630 North Franklin St., Apt. 718
Chicago, IL 60610
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Steven Zito(1)                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------

     (1)6803 South Tucson Way, Centennial, CO 80112-3924
     (2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY
10281-1008
     (3)350 Linden Oaks, Rochester, NY 14623
     (4)555 Theodore Fremd Avenue, Rye, NY 10580
     (5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

     (c) Not applicable.

Item 28. Location of Accounts and Records

     The  accounts,  books and other  documents  required  to be  maintained  by
Registrant  pursuant to Section 31(a) of the Investment  Company Act of 1940 and
rules promulgated thereunder are in the possession of OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or the
Investment   Company  Act  of  1940,   the   Registrant  has  duly  caused  this
Pre-Effective  Amendment  #2 to the  Registration  Statement  on Form N-1A to be
signed on its behalf by the undersigned,  thereunto duly authorized, in the City of New York and State of New York on the 22 day of June, 2007.

                                         OPPENHEIMER SMA INTERNATIONAL BOND FUND

                                         By:  /s/ John V. Murphy
                                         ------------------------------------
                                         John V. Murphy, President, Principal
                                         Executive Officer, & Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                     Title                            Date

/s/ Brian F. Wruble*           Chairman of the
Brian F. Wruble                Board of Trustees                June 22, 2007

/s/ John V. Murphy*            President, Principal
John V. Murphy                 Executive Officer and Trustee    June 22, 2007

/s/ Brian W. Wixted*           Treasurer, Principal             June 22, 2007
Brian W. Wixted                Financial & Accounting Officer

/s/ Matthew P. Fink*           Trustee                          June 22, 2007
Matthew P. Fink

/s/ Robert G. Galli*           Trustee                          June 22, 2007
Robert G. Galli

/s/ Phillip A. Griffiths*      Trustee                          June 22, 2007
Phillip A. Griffiths

/s/ Mary F. Miller*            Trustee                          June 22, 2007
Mary F. Miller

/s/ Joel W. Motley*            Trustee                          June 22, 2007
Joel W. Motley

/s/ Kenneth A. Randall*        Trustee                          June 22, 2007
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.*  Trustee                          June 22, 2007
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*          Trustee                          June 22, 2007
Joseph M. Wikler

/s/ Peter I. Wold*             Trustee                          June 22, 2007
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact

                     OPPENHEIMER SMA INTERNATIONAL BOND FUND

                          Pre-Effective Amendment #2

                      Registration Statement No. 333-135539

                                EXHIBIT INDEX

Exhibit No.     Description

23(d)           Investment Advisory Agreement

23(e)(i)        General Distributor's Agreement

23(h)           Fee Waiver and Expense Reimbursement Agreement

23(i)           Opinion and Consent of Counsel

23(j)           Independent Registered Public Accounting Firm's Consent

23(l)           Investment Letter from OppenheimerFunds, Inc. to Registrant